UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Income Fund : FPXTX

This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$450,753,491
Number of Holdings	218
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
Education	21.6
Health Care	17.9
Transportation	17.8
General Obligations	17.0
Housing	9.9
Water & Sewer	8.1
Others(Individually Less Than 5%)	5.9
98.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.1
AA - 39.0
A - 46.9
BBB - 5.6
BB - 1.9
B - 1.2
Not Rated - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916010.102    402-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Income Fund : FOHFX

This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 23	0.46%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$520,938,163
Number of Holdings	339
Portfolio Turnover	7%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
Health Care	22.6
Education	19.3
General Obligations	15.1
Special Tax	8.2
Transportation	7.2
Housing	7.0
Others(Individually Less Than 5%)	18.6
98.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.5
AA - 39.6
A - 27.5
BBB - 16.6
BB - 0.9
Not Rated - 8.9
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915979.102    88-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity® Municipal Income Fund : FHIGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.43%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915942.102    37-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class Z : FIWEX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915941.102    3287-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class M : FLUVX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.76%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915939.102    3070-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class I : FROGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915940.102    3071-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class C : FKISX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.51%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915938.102    3069-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class A : FHUGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,558,365,776
Number of Holdings	1,382
Portfolio Turnover	12%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	24.3
Special Tax	9.8
Health Care	9.1
Education	6.2
Others(Individually Less Than 5%)	11.0
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 44.6
A - 37.2
BBB - 6.4
BB - 2.3
B - 0.3
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	10.0
Illinois	9.4
Alabama	9.2
California	9.0
Texas	6.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915937.102    3068-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Minnesota Municipal Income Fund Fidelity® Minnesota Municipal Income Fund : FIMIX

This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.49%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$596,691,670
Number of Holdings	431
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	44.9
Health Care	18.1
Housing	12.9
Education	9.8
Transportation	5.7
Electric Utilities	5.0
Others(Individually Less Than 5%)	2.4
98.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 18.1
AA - 50.7
A - 19.2
BBB - 7.6
BB - 0.4
Not Rated - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915978.102    82-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Income Fund : FMHTX

This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$509,561,046
Number of Holdings	312
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	29.6
Transportation	12.7
Health Care	12.7
Water & Sewer	12.2
Education	8.5
Housing	7.1
Electric Utilities	5.8
Others(Individually Less Than 5%)	6.5
95.1

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.3
AA - 46.4
A - 28.0
BBB - 8.2
BB - 1.0
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915977.102    81-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity® Limited Term Municipal Income Fund : FSTFX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916016.102    404-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class Z : FIWAX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916015.102    3284-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class M : FTSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916013.102    1275-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class I : FISHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916014.102    1276-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class C : FCSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 63	1.27%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916012.102    1274-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class A : FASHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 27	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,004,452,494
Number of Holdings	971
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	37.1
Transportation	17.4
Health Care	15.6
Electric Utilities	8.0
Housing	5.2
Others(Individually Less Than 5%)	14.4
97.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 48.5
A - 37.5
BBB - 3.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.5
Alabama	10.0
New York	7.3
California	6.1
Illinois	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916011.102    1272-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Flex® Municipal Income Fund Fidelity Flex® Municipal Income Fund : FUENX

This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,304,776,072
Number of Holdings	1,201
Portfolio Turnover	8%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.4
Transportation	21.5
Special Tax	9.0
Education	8.2
Health Care	6.4
Housing	5.8
Others(Individually Less Than 5%)	11.4
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.0
AA - 47.4
A - 34.5
BBB - 7.8
BB - 1.4
B - 0.0
CCC,CC,C - 0.0
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	9.2
Alabama	8.6
Illinois	8.2
New York	8.0
Texas	7.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916171.102    3043-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Flex® Conservative Income Municipal Bond Fund Fidelity Flex® Conservative Income Municipal Bond Fund : FUEMX

This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$280,342,083
Number of Holdings	336
Portfolio Turnover	77%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.5
Synthetics	19.1
Industrial Development	10.8
Resource Recovery	10.2
Housing	8.9
Transportation	7.9
Electric Utilities	5.8
Education	5.5
Health Care	5.4
Others(Individually Less Than 5%)	2.7
99.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.1
AA - 33.9
A - 39.9
BBB - 6.6
Not Rated - 15.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	18.1
California	8.8
New York	7.7
Pennsylvania	7.2
Alabama	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916170.102    3042-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund : FMNDX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 12	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.1
Synthetics	17.2
Industrial Development	13.9
Resource Recovery	11.4
Transportation	10.1
Electric Utilities	7.1
Housing	5.6
Health Care	5.3
Others(Individually Less Than 5%)	5.8
99.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.2
AA - 28.6
A - 45.1
BBB - 9.6
Not Rated - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.8
California	11.6
New York	8.6
Pennsylvania	6.7
Florida	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916155.102    2579-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z : FMNHX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.1
Synthetics	17.2
Industrial Development	13.9
Resource Recovery	11.4
Transportation	10.1
Electric Utilities	7.1
Housing	5.6
Health Care	5.3
Others(Individually Less Than 5%)	5.8
99.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.2
AA - 28.6
A - 45.1
BBB - 9.6
Not Rated - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.8
California	11.6
New York	8.6
Pennsylvania	6.7
Florida	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916158.102    7367-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class I : FMNGX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 12	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.1
Synthetics	17.2
Industrial Development	13.9
Resource Recovery	11.4
Transportation	10.1
Electric Utilities	7.1
Housing	5.6
Health Care	5.3
Others(Individually Less Than 5%)	5.8
99.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.2
AA - 28.6
A - 45.1
BBB - 9.6
Not Rated - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.8
California	11.6
New York	8.6
Pennsylvania	6.7
Florida	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916157.102    7366-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class A : FMNFX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 22	0.45%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,721,235,469
Number of Holdings	407
Portfolio Turnover	85%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.1
Synthetics	17.2
Industrial Development	13.9
Resource Recovery	11.4
Transportation	10.1
Electric Utilities	7.1
Housing	5.6
Health Care	5.3
Others(Individually Less Than 5%)	5.8
99.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.2
AA - 28.6
A - 45.1
BBB - 9.6
Not Rated - 12.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	14.8
California	11.6
New York	8.6
Pennsylvania	6.7
Florida	6.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916156.102    7365-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Pennsylvania Municipal Income Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Pennsylvania Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.2%
	Principal Amount (a)	Value ($)
Guam - 0.9%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	1,880,000	2,051,755
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	435,000	478,916
TOTAL SPECIAL TAX		2,530,671
Water & Sewer - 0.3%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2034	780,000	861,780
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2035	610,000	678,049
TOTAL WATER & SEWER		1,539,829
TOTAL GUAM		4,070,500
New Jersey,Pennsylvania - 4.5%
Transportation - 4.5%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,047,230
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,358,854
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,043,638
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2037	6,000,000	6,774,724
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	2,830,000	3,176,500
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2038 (d)	1,000,000	1,140,071
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2040 (d)	1,800,000	2,033,022
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5% 7/1/2042 (d)	2,300,000	2,562,469
Delaware Rvr Jt Toll Brg PA NJ Series 2026A, 5.25% 7/1/2051 (d)	1,000,000	1,087,999
TOTAL NEW JERSEY,PENNSYLVANIA		20,224,507
Pennsylvania - 91.2%
Education - 21.6%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,616,082
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,314,248
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,199,902
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	708,074
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047 (Pre-refunded to 10/15/2027 at 100)	1,660,000	1,710,587
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)(g)	3,000,000	753,900
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,704,360
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,134,464
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (h)	2,500,000	2,660,118
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2032 (h)	2,325,000	2,485,243
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2033 (h)	2,500,000	2,687,631
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2034 (h)	4,500,000	4,846,446
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2035 (h)	4,700,000	5,069,073
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (h)	2,965,000	3,093,404
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (h)	2,895,000	3,053,128
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (h)	4,450,000	4,728,820
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (h)	5,200,000	5,555,545
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2026 1C, 5.25% 6/1/2053 (h)	4,000,000	3,970,892
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5.25% 5/1/2038	2,255,000	2,471,326
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5.25% 5/1/2039	2,375,000	2,586,671
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,036,240
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,390,923
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,185,226
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,492,068
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2027	325,000	333,666
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2028	400,000	417,663
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2029	425,000	450,375
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2030	555,000	596,238
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2031	775,000	842,258
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2032	815,000	894,538
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2033	650,000	719,252
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2034	675,000	751,543
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2035	700,000	782,809
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2026, 5% 11/1/2036	2,290,000	2,553,750
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	567,114
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	639,642
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,160,207
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Inc Insured)	4,750,000	5,411,327
Union Cnty PA Higher Edl Facs Univ Rev (Bucknell University Proj.) Series 2026A, 5% 10/1/2034	11,100,000	12,604,664
TOTAL EDUCATION		97,179,417
Electric Utilities - 1.1%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,507,790
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	502,710
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,000,000	3,164,314
TOTAL ELECTRIC UTILITIES		5,174,814
General Obligations - 16.4%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,964,297
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2039 (Assured Guaranty Inc Insured)	4,225,000	4,665,177
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	630,000	622,426
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,757,901
Connellsville PA Area Sch Dist Series 2019, 3.125% 8/15/2039 (Build America Mutual Assurance Co Insured)	820,000	754,084
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	666,319
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	799,939
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	948,784
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,850,144
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2035	4,280,000	4,811,094
Parkland PA Sch Dist 3% 2/1/2035	665,000	637,502
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	310,290
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	387,420
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	438,448
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	525,000	501,720
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,147,283
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	395,272
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	874,169
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,885,889
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,154,406
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	7,973,954
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	4,000,000	4,192,372
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2029	3,000,000	3,201,905
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,113,926
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,307,659
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,977,031
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,306,934
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,044,509
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,040,995
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2041	3,800,000	4,207,349
Philadelphia PA Sch Dist Series 2026 A, 5.5% 9/1/2051	5,750,000	6,300,688
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,010,790
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	362,603
TOTAL GENERAL OBLIGATIONS		73,613,279
Health Care - 17.9%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2038	815,000	806,999
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,000
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,364
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,396
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,468
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,426
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,148,766
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	231,877
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	205,641
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	205,413
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	1,215,000	1,159,099
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,319,357
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,046,801
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,011,924
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,412,007
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,164,618
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,025,000	1,031,373
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2028	1,945,000	2,029,950
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2029	1,355,000	1,434,974
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2035	465,000	517,229
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,002,394
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	906,025
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	400,198
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	530,134
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,253,042
Lehigh Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2026A, 5% 8/15/2037	1,625,000	1,811,210
Lehigh Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2026A, 5% 8/15/2039	1,250,000	1,372,804
Lehigh Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2026A, 5% 8/15/2040	1,500,000	1,641,330
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	545,000	540,319
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	510,000	476,259
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	124,371
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	8,100,000	7,126,943
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,102
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	306,513
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	359,253
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	422,681
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	269,683
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,537,742
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,287
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	989,524
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,504,942
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,528,283
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	238,510
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	250,075
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	3,915,516
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 2.9% 8/15/2054, LOC TD Bank NA VRDN (e)	1,600,000	1,600,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,650,000	2,741,449
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 12/15/2047	5,000,000	5,218,981
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	623,183
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	862,985
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	541,898
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	668,813
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D2, 2.85% 11/1/2061, LOC PNC Bank NA VRDN (e)	8,400,000	8,400,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	1,425,000	1,376,457
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,000,000
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,347,428
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	202,981
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,161,511
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	517,959
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,043,439
TOTAL HEALTH CARE		80,472,906
Housing - 9.9%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	339,339
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	599,320
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	870,000	707,540
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	2,845,000	2,203,666
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,418,197
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (h)	1,500,000	1,507,840
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	668,829
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	997,600
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (h)	2,410,000	2,513,399
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	480,419
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,116,626
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (h)	2,400,000	2,490,039
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	105,851
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 2.5% 10/1/2034	1,940,000	1,722,618
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 3% 10/1/2046	825,000	675,381
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 131 A, 2.75% 10/1/2034	2,090,000	1,916,794
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132 A, 2.55% 10/1/2041	12,000,000	9,940,257
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	245,000	244,843
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	5,000,000	4,143,105
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 2.05% 4/1/2041	565,000	436,053
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,505,000	1,230,617
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	281,464
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	231,518
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	273,027
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	389,673
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	228,818
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	259,919
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	328,138
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,103,868
TOTAL HOUSING		44,554,758
Resource Recovery - 2.4%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (e)(h)	10,845,000	10,860,351
Special Tax - 1.6%
Pennsylvania St Tpk Com Regis Series 2025, 5% 7/15/2041	2,750,000	3,017,354
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,281,368
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	511,805
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	511,377
TOTAL SPECIAL TAX		7,321,904
Transportation - 12.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (h)	3,750,000	3,539,418
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (h)	12,000,000	12,123,679
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,308,062
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (i)	5,500,000	5,733,558
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,147,942
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,238,455
Pennsylvania Turnpike Commission Series 2025B, 5.25% 12/1/2055	3,000,000	3,193,231
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (i)	315,000	319,130
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (i)	2,500,000	2,603,548
Philadelphia PA Airport Rev 5% 7/1/2031 (h)	1,000,000	1,019,134
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (h)	515,000	526,256
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2034 (h)	9,000,000	10,009,361
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2035 (h)	2,700,000	3,018,646
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (h)	1,000,000	1,005,790
TOTAL TRANSPORTATION		56,786,210
Water & Sewer - 7.7%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,089,359
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,633,094
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,563,563
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,300,613
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,399,555
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	5,000,000	5,374,299
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2052	3,500,000	3,672,451
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2056	4,000,000	4,185,359
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	3,600,000	3,739,359
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Inc Insured)	400,000	408,048
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	4,500,000	4,811,460
Western Berks Wtr Auth PA Rev 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	1,020,000	898,072
Westmoreland Cnty PA Mun Auth Series 2020, 2.45% 8/15/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	842,432
TOTAL WATER & SEWER		34,917,664
TOTAL PENNSYLVANIA		410,881,303
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,225,367	897,843
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	465,719
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,140,334
TOTAL GENERAL OBLIGATIONS		2,503,896
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,155,000	987,370
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	655,000	683,931
TOTAL PUERTO RICO		4,175,197
Virgin Islands - 0.7%
Transportation - 0.7%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2026	1,000,000	1,002,771
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	730,000	819,091
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	1,135,000	1,256,328
TOTAL VIRGIN ISLANDS		3,078,190
TOTAL MUNICIPAL SECURITIES (Cost $443,937,614)		442,429,697

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $10,634,289)	2.87	10,632,162	10,634,289

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $454,571,903)	453,063,986
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,310,495)
NET ASSETS - 100.0%	450,753,491

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $683,931 or 0.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,093,273	90,035,262	88,494,246	170,438	-	-	10,634,289	10,632,162	0.4%
Total	9,093,273	90,035,262	88,494,246	170,438	-	-	10,634,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	97,179,417	-	96,425,517	753,900
Electric Utilities	5,174,814	-	5,174,814	-
General Obligations	76,117,175	-	76,117,175	-
Health Care	80,472,906	-	80,472,906	-
Housing	44,554,758	-	44,554,758	-
Resource Recovery	10,860,351	-	10,860,351	-
Special Tax	10,839,945	-	10,839,945	-
Transportation	80,088,907	-	80,088,907	-
Water & Sewer	37,141,424	-	37,141,424	-

Money Market Funds	10,634,289	10,634,289	-	-
Total Investments in Securities:	453,063,986	10,634,289	441,675,797	753,900
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $443,937,614)	$442,429,697
Fidelity Central Funds (cost $10,634,289)	10,634,289

Total Investment in Securities (cost $454,571,903)		$453,063,986
Cash		100,000
Receivable for fund shares sold		201,034
Interest receivable		5,066,898
Distributions receivable from Fidelity Central Funds		31,058
Other receivables		528
Total assets		458,463,504
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,755,071
Payable for fund shares redeemed	277,535
Distributions payable	484,097
Accrued management fee	164,048
Other payables and accrued expenses	29,262
Total liabilities		7,710,013
Net Assets		$450,753,491
Net Assets consist of:
Paid in capital		$462,662,556
Total accumulated earnings (loss)		(11,909,065)
Net Assets		$450,753,491
Net Asset Value, offering price and redemption price per share ($450,753,491 ÷ 42,499,411 shares)		$10.61
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$7,529,992
Income from Fidelity Central Funds		170,438
Total income		7,700,430
Expenses
Management fee	$971,906
Custodian fees and expenses	1,941
Independent trustees' fees and expenses	433
Registration fees	24,685
Audit fees	27,455
Legal	11,419
Miscellaneous	598
Total expenses before reductions	1,038,437
Expense reductions	(572)
Total expenses after reductions		1,037,865
Net Investment income (loss)		6,662,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,725,503)
Total net realized gain (loss)		(2,725,503)
Change in net unrealized appreciation (depreciation) on investment securities		3,992,636
Net gain (loss)		1,267,133
Net increase (decrease) in net assets resulting from operations		$7,929,698
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,662,565	$12,201,796
Net realized gain (loss)	(2,725,503)	(2,944,195)
Change in net unrealized appreciation (depreciation)	3,992,636	6,583,235
Net increase (decrease) in net assets resulting from operations	7,929,698	15,840,836
Distributions to shareholders	(6,433,225)	(11,924,684)

Share transactions
Proceeds from sales of shares	65,812,352	109,171,717
Reinvestment of distributions	3,668,920	6,586,760
Cost of shares redeemed	(45,988,472)	(84,444,158)

Net increase (decrease) in net assets resulting from share transactions	23,492,800	31,314,319
Total increase (decrease) in net assets	24,989,273	35,230,471

Net Assets
Beginning of period	425,764,218	390,533,747
End of period	$450,753,491	$425,764,218

Other Information
Shares
Sold	6,224,509	10,515,679
Issued in reinvestment of distributions	347,033	633,635
Redeemed	(4,362,027)	(8,151,018)
Net increase (decrease)	2,209,515	2,998,296

Financial Highlights
Fidelity® Pennsylvania Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.47	$10.58	$10.22	$11.59	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.159	.315	.305	.284	.255	.251
Net realized and unrealized gain (loss)	.035	.093	(.115)	.355	(1.372)	.013
Total from investment operations	.194	.408	.190	.639	(1.117)	.264
Distributions from net investment income	(.154)	(.307)	(.299)	(.279)	(.253)	(.251)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.013)
Total distributions	(.154)	(.308)	(.300)	(.279)	(.253)	(.264)
Net asset value, end of period	$10.61	$10.57	$10.47	$10.58	$10.22	$11.59
Total Return C,D	1.85%	3.98%	1.82%	6.38%	(9.66)%	2.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.50%	.49%	.48%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.49%	.49%	.48%
Expenses net of all reductions, if any	.47% G	.47%	.47%	.49%	.49%	.48%
Net investment income (loss)	3.04% G	3.03%	2.90%	2.76%	2.41%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$450,753	$425,764	$390,534	$404,704	$407,022	$554,947
Portfolio turnover rate H	39 % G	27%	17%	21%	7%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,493,921
Gross unrealized depreciation	(8,052,807)
Net unrealized appreciation (depreciation)	$(558,886)
Tax cost	$453,622,872

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,977,965)
Long-term	(6,804,822)
Total capital loss carryforward	$(8,782,787)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	110,484,671	81,725,108
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Pennsylvania Municipal Income Fund	272
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $572.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705577.128
PFR-SANN-0826
Fidelity® Ohio Municipal Income Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Ohio Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.0%
	Principal Amount (a)	Value ($)
Guam - 1.2%
Special Tax - 1.2%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	1,345,000	1,417,945
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,255,000	1,350,776
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	3,355,000	3,639,433
TOTAL GUAM		6,408,154
Ohio - 95.3%
Education - 19.3%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	650,000	641,891
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,250,634
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2041	1,325,000	1,466,718
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2042	1,250,000	1,376,593
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2043	1,655,000	1,813,989
Bowling Green University Gen Rev Series 2026A, 5% 6/1/2044	1,000,000	1,087,364
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2028 (Build America Mutual Assurance Co Insured)	515,000	536,379
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2029 (Build America Mutual Assurance Co Insured)	670,000	710,103
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2030 (Build America Mutual Assurance Co Insured)	540,000	581,794
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2031 (Build America Mutual Assurance Co Insured)	735,000	803,208
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2032 (Build America Mutual Assurance Co Insured)	720,000	795,792
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2033 (Build America Mutual Assurance Co Insured)	770,000	858,544
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2035 (Build America Mutual Assurance Co Insured)	835,000	943,423
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	1,985,997
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,025,846
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,180,209
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,279,831
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,116,960
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,126,915
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	583,791
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	545,234
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	773,801
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	808,911
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	855,874
Miami Univ. OH Series 2026A, 5.25% 9/1/2047	3,000,000	3,265,389
Miami Univ. OH Series 2026A, 5.25% 9/1/2048	3,270,000	3,537,742
Miami Univ. OH Series 2026A, 5.25% 9/1/2049	4,000,000	4,312,882
Northeast Ohio Med Univ Gen Rcpts 3% 12/1/2040	525,000	442,755
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (d)	5,000,000	4,958,359
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	876,079
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2033	300,000	325,704
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	4,425,000	5,074,054
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	300,000	323,692
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	408,613
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	750,145
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	305,808
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	407,372
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	661,016
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,621,729
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,405,248
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,462,631
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,850,008
Ohio St Higher Ed Fac Comm (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,077,752
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,212,743
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 4% 2/1/2036	900,000	910,716
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,362,389
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,171,049
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,029,611
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,059,644
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2035	800,000	844,688
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5% 9/1/2040	895,000	982,764
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2042	1,000,000	1,108,458
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2044	1,105,000	1,211,029
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2045	525,000	570,068
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	1,050,000	1,120,875
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,495,431
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,594,757
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	259,817
University Cincinnati OH Gen 5% 6/1/2032	745,000	746,023
University Cincinnati OH Gen 5% 6/1/2034	585,000	585,669
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,715,538
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,181,656
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	639,762
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	682,904
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	557,793
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,123,270
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	854,217
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,882,504
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,180,372
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,229,634
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,283,996
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	357,093
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	554,670
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	587,462
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	634,878
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	252,763
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	272,423
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	285,924
TOTAL EDUCATION		100,759,369
Electric Utilities - 1.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,666,588
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,383,419
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Inc Insured)	365,000	377,760
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Inc Insured)	785,000	809,117
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,025,226
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Inc Insured)	830,000	846,258
TOTAL ELECTRIC UTILITIES		9,108,368
Escrowed/Pre-Refunded - 4.3%
Akron Bath Copley Hsp Dist OH 5% 11/15/2026 (Escrowed to Maturity)	535,000	539,355
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2032 (Pre-refunded to 11/15/2026 at 100)	1,000,000	1,009,059
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2034 (Pre-refunded to 11/15/2026 at 100)	1,500,000	1,513,588
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2041 (Pre-refunded to 11/15/2026 at 100)	10,545,000	10,640,523
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	2,650,000	2,674,005
Akron Bath Copley Hsp Dist OH Series 2020, 3% 11/15/2040 (Pre-refunded to 11/15/2030 at 100)	5,400,000	5,451,805
Ohio St Hsg Fin Agy Res Mtg Rev 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	145,000	160,999
Ohio St Hsg Fin Agy Res Mtg Rev Series 2021B, 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	170,000	188,758
TOTAL ESCROWED/PRE-REFUNDED		22,178,092
General Obligations - 14.4%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	502,438
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	258,824
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	269,946
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	355,469
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	405,767
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2027	200,000	206,263
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2028	200,000	210,335
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2030	290,000	315,089
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2031	300,000	330,371
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2032	300,000	334,267
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2033	405,000	455,714
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2034	460,000	519,865
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2035	400,000	452,089
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2036	405,000	454,727
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2037	620,000	691,755
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2038	720,000	799,130
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2039	560,000	618,451
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2040	500,000	548,960
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2041	785,000	851,070
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,403,615
Columbus State Community College Gen. Oblig. Series 2020 A, 2.125% 12/1/2040	1,000,000	766,746
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	1,031,277
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	350,000	308,529
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2040 (Build America Mutual Assurance Co Insured)	300,000	259,636
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2041 (Build America Mutual Assurance Co Insured)	300,000	255,245
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2038	750,000	682,254
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2040	750,000	660,066
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	647,489
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	301,992
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	270,040
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	329,742
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	301,341
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	339,309
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	360,276
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	284,515
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	594,338
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	562,625
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	559,585
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	334,328
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	305,154
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	441,901
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	551,635
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	659,763
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	869,022
Fairfield Cnty OH Gen. Oblig. 3% 12/1/2044	1,910,000	1,587,057
Fayette Cnty Ohio Gen. Oblig. 2.25% 12/1/2041 (Build America Mutual Assurance Co Insured)	585,000	439,379
Fayette Cnty Ohio Gen. Oblig. Series 2021, 3% 12/1/2038 (Build America Mutual Assurance Co Insured)	400,000	365,018
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	787,533
Kent OH City Sch Dist Series 2020, 2.5% 12/1/2048	4,545,000	3,102,960
Lake Loc Sch Dist Ohio Wood Series 2022, 3% 12/1/2037	250,000	229,440
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2041	200,000	200,149
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2046	250,000	241,720
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	16,460,000	17,463,877
Lucas Cnty OH Gen. Oblig. 2.25% 12/1/2040	1,725,000	1,321,971
Manchester Ohio Loc Sch Dist Series 2021, 3% 12/1/2043 (Assured Guaranty Inc Insured)	4,885,000	4,100,416
Milford OH Exmp Vlg Sch Dist Series 2022, 4% 12/1/2047	200,000	194,383
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,814,178
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,076,363
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,072,121
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,186,262
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	798,952
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,972,903
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2033	300,000	266,554
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2034	300,000	261,440
State of Ohio Series 2025 A, 5% 2/1/2036	2,000,000	2,272,931
State of Ohio Series 2025C, 5% 10/1/2036	3,850,000	4,425,381
State of Ohio Series 2025C, 5% 10/1/2037	1,000,000	1,141,668
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,219,471
Tallmadge Ohio Gen. Oblig. 2% 12/1/2035	250,000	207,770
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	4,530,000	3,769,172
TOTAL GENERAL OBLIGATIONS		75,180,022
Health Care - 22.6%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,656,073
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	800,589
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,954,772
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,712,787
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,404,407
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,019,558
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,509,253
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,458,372
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,626,086
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041	2,625,000	2,836,898
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,351,185
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,857,039
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5% 1/1/2043	1,200,000	1,237,989
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2036	400,000	433,142
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2037	500,000	538,939
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2041	1,050,000	1,109,704
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2045	450,000	468,549
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2038	350,000	381,073
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2039	610,000	661,580
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	1,900,000	1,966,033
Lucas Cnty OH Hosp Rev (Promedica Hlthcare Obl Grp, OH Proj.) Series 2018 A, 5.25% 11/15/2048	10,000,000	10,054,737
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	915,000	868,621
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,633,969
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,813,127
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2032	1,000,000	1,058,027
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2034	1,000,000	1,058,525
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	607,185
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	560,831
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	552,695
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	538,836
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	563,144
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	539,595
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	535,192
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	426,852
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	478,294
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	527,878
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,022,421
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,525,711
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,154,960
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	7,085,000	5,139,137
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,125,245
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	832,319
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	810,183
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,304,276
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,055,719
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,159,456
Ohio St Higher Edl Fac Commn Healthcare Rev (Otterbein Homes Proj.) Series 2021B, 3% 7/1/2041	450,000	373,759
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (d)	7,185,000	7,159,619
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	1,005,418
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,076,392
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,058,004
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,106,378
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,330,762
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,524,052
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,560,000	2,095,027
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (d)	5,000,000	5,062,175
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,210,000	4,168,276
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	251,429
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	588,154
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	270,965
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	922,700
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	610,000	656,505
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,863,658
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	1,385,000	1,285,336
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	845,932
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	207,157
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	225,152
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	243,241
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	261,152
TOTAL HEALTH CARE		117,512,206
Housing - 7.0%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (d)	5,000,000	5,022,896
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2027	195,000	199,297
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2028	420,000	443,402
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2029	450,000	488,229
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2030	485,000	539,482
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2031	155,000	176,372
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2032	150,000	173,716
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2033	150,000	176,566
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 3/1/2034	160,000	190,527
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2027	200,000	207,862
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2028	435,000	466,035
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2029	230,000	252,702
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2030	245,000	275,904
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2031	140,000	160,920
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2032	150,000	175,144
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2033	150,000	178,412
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) Series 2026A, 6% 9/1/2034	140,000	167,932
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2017 B, 4.5% 3/1/2047 (e)	115,000	115,146
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 3.35% 9/1/2049	1,810,000	1,527,587
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,215,000	2,237,055
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2020 A, 2.75% 9/1/2040	2,335,000	2,017,096
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 2.7% 9/1/2046	3,900,000	3,049,408
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	4,865,000	4,824,748
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 2.25% 9/1/2041	640,000	499,866
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,661,720
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	428,046
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	656,399
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	705,111
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	1,930,000	1,999,275
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,075,000	3,238,398
Summit Cnty Dev Mhsg Series 2025, 2.8% tender 10/1/2044 (d)	4,300,000	4,282,541
TOTAL HOUSING		36,537,794
Other - 1.7%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	945,000	872,151
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	875,572
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	340,695
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	264,986
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	556,090
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	528,292
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	421,518
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	315,258
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	524,263
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	460,123
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	417,465
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,453,181
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,675,785
TOTAL OTHER		8,705,379
Special Tax - 6.8%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,424,179
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,560,954
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,252,433
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,139,138
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,319,490
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,330,434
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	620,597
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	720,767
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	435,919
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	377,640
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	629,201
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	651,647
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,945,253
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,828,566
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,522,815
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,942,470
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	1,036,153
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	1,006,304
Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev Series 2026, 5.75% 3/1/2059 (c)	3,500,000	3,507,804
Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev Series 2026, 6.25% 3/1/2051 (c)	2,000,000	2,098,621
TOTAL SPECIAL TAX		35,350,385
Synthetics - 1.8%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 3.08% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (d)(f)	9,240,000	9,240,000
Tobacco Bonds - 4.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	6,275,000	4,511,265
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	6,034,586
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	1,006,255
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	991,992
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	5,056,341
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,021,524
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,115,914
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,097,947
TOTAL TOBACCO BONDS		22,835,824
Transportation - 6.7%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (e)	700,000	706,878
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (e)	10,000,000	10,895,563
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (e)	1,210,000	1,289,891
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2055 (e)	8,655,000	9,145,248
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,843,718
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	10,000,000	5,156,156
TOTAL TRANSPORTATION		35,037,454
Water & Sewer - 4.6%
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2036	650,000	615,520
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2037	250,000	231,261
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2038	270,000	245,612
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2039	500,000	447,299
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2040	365,000	321,232
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,853,491
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,373,377
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,072,096
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	234,062
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,335,842
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	675,000	608,091
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	677,813
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,501,389
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,149,372
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	3,040,551
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,594,827
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,410,611
TOTAL WATER & SEWER		23,712,446
TOTAL OHIO		496,157,339
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,634,241	1,197,431
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	624,486
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,522,264
TOTAL GENERAL OBLIGATIONS		3,344,181
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,515,000	1,295,122
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	705,000	736,139
TOTAL PUERTO RICO		5,375,442
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	420,000	457,637
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	445,000	490,697
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	1,355,000	1,504,235
TOTAL VIRGIN ISLANDS		2,452,569
TOTAL MUNICIPAL SECURITIES (Cost $508,172,550)		510,393,504

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $5,826,706)	2.87	5,825,541	5,826,706

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $513,999,256)	516,220,210
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,717,953
NET ASSETS - 100.0%	520,938,163

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,342,564 or 1.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	23,788,737	40,031,342	57,993,373	214,325	-	-	5,826,706	5,825,541	0.2%
Total	23,788,737	40,031,342	57,993,373	214,325	-	-	5,826,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	100,759,369	-	100,759,369	-
Electric Utilities	9,108,368	-	9,108,368	-
Escrowed/Pre-Refunded	22,178,092	-	22,178,092	-
General Obligations	78,524,203	-	78,524,203	-
Health Care	117,512,206	-	117,512,206	-
Housing	36,537,794	-	36,537,794	-
Other	8,705,379	-	8,705,379	-
Special Tax	43,053,661	-	43,053,661	-
Synthetics	9,240,000	-	9,240,000	-
Tobacco Bonds	22,835,824	-	22,835,824	-
Transportation	37,490,023	-	37,490,023	-
Water & Sewer	24,448,585	-	24,448,585	-

Money Market Funds	5,826,706	5,826,706	-	-
Total Investments in Securities:	516,220,210	5,826,706	510,393,504	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $508,172,550)	$510,393,504
Fidelity Central Funds (cost $5,826,706)	5,826,706

Total Investment in Securities (cost $513,999,256)		$516,220,210
Receivable for fund shares sold		172,060
Interest receivable		5,647,205
Distributions receivable from Fidelity Central Funds		19,128
Other receivables		6
Total assets		522,058,609
Liabilities
Payable to custodian bank	$42,973
Payable for fund shares redeemed	307,390
Distributions payable	550,859
Accrued management fee	189,930
Other payables and accrued expenses	29,294
Total liabilities		1,120,446
Net Assets		$520,938,163
Net Assets consist of:
Paid in capital		$532,371,878
Total accumulated earnings (loss)		(11,433,715)
Net Assets		$520,938,163
Net Asset Value, offering price and redemption price per share ($520,938,163 ÷ 44,789,124 shares)		$11.63
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$8,467,446
Income from Fidelity Central Funds		214,325
Total income		8,681,771
Expenses
Management fee	$1,118,483
Custodian fees and expenses	1,991
Independent trustees' fees and expenses	499
Registration fees	14,948
Audit fees	27,456
Legal	3,033
Miscellaneous	695
Total expenses before reductions	1,167,105
Expense reductions	(40)
Total expenses after reductions		1,167,065
Net Investment income (loss)		7,514,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(486,196)
Total net realized gain (loss)		(486,196)
Change in net unrealized appreciation (depreciation) on investment securities		3,701,454
Net gain (loss)		3,215,258
Net increase (decrease) in net assets resulting from operations		$10,729,964
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,514,706	$14,128,096
Net realized gain (loss)	(486,196)	(1,847,247)
Change in net unrealized appreciation (depreciation)	3,701,454	9,365,417
Net increase (decrease) in net assets resulting from operations	10,729,964	21,646,266
Distributions to shareholders	(7,154,986)	(13,612,385)

Share transactions
Proceeds from sales of shares	48,659,488	88,858,912
Reinvestment of distributions	4,087,752	7,855,095
Cost of shares redeemed	(30,447,191)	(95,666,793)

Net increase (decrease) in net assets resulting from share transactions	22,300,049	1,047,214
Total increase (decrease) in net assets	25,875,027	9,081,095

Net Assets
Beginning of period	495,063,136	485,982,041
End of period	$520,938,163	$495,063,136

Other Information
Shares
Sold	4,204,339	7,868,469
Issued in reinvestment of distributions	352,974	693,751
Redeemed	(2,632,704)	(8,481,065)
Net increase (decrease)	1,924,609	81,155

Financial Highlights
Fidelity® Ohio Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.55	$11.36	$11.45	$11.14	$12.46	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.171	.333	.321	.288	.251	.253
Net realized and unrealized gain (loss)	.072	.178	(.098)	.306	(1.321)	(.064)
Total from investment operations	.243	.511	.223	.594	(1.070)	.189
Distributions from net investment income	(.163)	(.320)	(.312)	(.284)	(.250)	(.253)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.006)
Total distributions	(.163)	(.321)	(.313)	(.284)	(.250)	(.259)
Net asset value, end of period	$11.63	$11.55	$11.36	$11.45	$11.14	$12.46
Total Return C,D	2.12%	4.59%	1.98%	5.43%	(8.60)%	1.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.46 % G	.46%	.46%	.49%	.49%	.48%
Expenses net of all reductions, if any	.46% G	.46%	.46%	.49%	.49%	.48%
Net investment income (loss)	2.98% G	2.94%	2.82%	2.58%	2.19%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$520,938	$495,063	$485,982	$504,055	$521,730	$717,246
Portfolio turnover rate H	7 % G	27%	19%	21%	14%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,185,435
Gross unrealized depreciation	(9,480,129)
Net unrealized appreciation (depreciation)	$3,705,306
Tax cost	$512,514,904

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,188,924)
Long-term	(12,527,429)
Total capital loss carryforward	$(14,716,353)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	56,943,213	15,712,952
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Ohio Municipal Income Fund	314
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $40.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705575.128
OFF-SANN-0826
Fidelity® Municipal Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.7%
	Principal Amount (a)	Value ($)
Alabama - 9.2%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,536,986
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,796,525
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,563,546
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	6,000,511
TOTAL EDUCATION		10,897,568
Electric Utilities - 0.4%
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	18,695,000	19,920,829
General Obligations - 8.6%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	6,840,000	7,163,567
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (e)	28,800,000	30,671,231
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (e)	6,900,000	7,140,053
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,125,000	13,235,986
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	43,950,000	46,512,462
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	15,930,000	16,706,320
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	17,875,000	18,737,783
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	38,355,000	40,891,501
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	42,685,000	44,894,576
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	11,565,000	12,419,320
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	12,840,000	13,835,576
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,335,000	3,520,207
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,080,000	27,339,377
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,492,547
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,127,679
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	984,625
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (e)	23,655,000	24,042,912
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (e)	17,760,000	18,764,124
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (e)	11,040,000	11,758,461
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (e)	21,055,000	21,811,058
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (e)	32,675,000	34,683,522
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,575,000	15,861,378
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	61,475,000	65,663,138
TOTAL GENERAL OBLIGATIONS		479,257,403
TOTAL ALABAMA		510,075,800
Arizona - 1.5%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	1,008,680
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,126,526
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,321,701
TOTAL EDUCATION		3,456,907
Electric Utilities - 0.3%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	10,845,000	11,646,424
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,263,362
TOTAL ELECTRIC UTILITIES		17,909,786
General Obligations - 0.2%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,632,088
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,590,385
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,835,112
TOTAL GENERAL OBLIGATIONS		14,057,585
Health Care - 0.4%
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.31% tender 1/1/2037 (e)(f)	1,230,000	1,229,678
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,396,752
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,364,221
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	235,772
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	279,571
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (c)	4,585,000	4,929,488
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2036 (c)	1,280,000	1,435,930
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2038 (c)	2,870,000	3,223,243
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,596,737
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,676,192
TOTAL HEALTH CARE		21,367,584
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	4,580,000	4,634,367
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,128,968
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,175,621
TOTAL SPECIAL TAX		5,304,589
Transportation - 0.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,121,344
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (b)	1,450,000	1,472,058
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (b)	1,075,000	1,090,340
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (b)	910,000	925,970
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	2,965,008
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,378,046
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,110,588
TOTAL TRANSPORTATION		14,063,354
TOTAL ARIZONA		80,794,172
Arkansas - 0.3%
General Obligations - 0.3%
Arkadelphia Ark Sch Dist No 1 2% 5/1/2041	1,005,000	726,500
Bryant Ark Sch Dist No 25 1.9% 2/1/2039	1,705,000	1,272,626
Clinton Ark Sch Dist No 1 2% 2/1/2041	1,860,000	1,373,129
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.25% 2/1/2041	590,000	446,876
Farmington AR Scd No 6 2% 2/1/2035	210,000	176,084
Gravette School District No 20 2.125% 6/1/2042	400,000	291,934
Gravette School District No 20 2.25% 2/1/2039	435,000	356,101
Gravette School District No 20 2.375% 2/1/2045	500,000	362,847
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2042	1,545,000	1,387,011
Magnolia Ark Sch Dist No 14 2% 2/1/2043	2,070,000	1,416,724
Marion Ark Sch Dist No 3 Crittenden Series A, 3% 2/1/2049	3,415,000	2,669,382
Pea Ridge Ark Sch Dist No 109 2% 2/1/2037	215,000	174,284
Valley View Sch Dist No 58 Ark 2% 2/1/2037	915,000	742,539
Valley View Sch Dist No 58 Ark 2% 2/1/2039	950,000	734,823
Van Buren Ark Sch Dist No 042 2% 2/1/2039	1,050,000	808,942
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2035	595,000	507,273
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2039	640,000	495,039
Watson Chapel Ark Sch Dist No24 2% 6/1/2038	215,000	165,791
TOTAL GENERAL OBLIGATIONS		14,107,905
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	393,576
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	168,972
TOTAL HEALTH CARE		562,548
TOTAL ARKANSAS		14,670,453
California - 9.0%
Education - 0.2%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,420,572
University CA Revs 3% 5/15/2051	6,765,000	5,176,620
TOTAL EDUCATION		12,597,192
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (b)	90,000	99,056
General Obligations - 3.0%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	3,250,000	3,072,805
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (e)	6,905,000	7,211,442
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (e)	10,395,000	10,719,039
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (e)	16,760,000	17,574,037
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (e)	24,900,000	25,596,433
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	24,570,000	26,110,922
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	12,605,000	13,874,834
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,520,212
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,798,108
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	1,520,000	1,309,825
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (g)	4,100,000	3,842,157
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (g)	4,140,000	3,648,438
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	3,745,000	3,438,845
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,669,015
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	4,885,000	4,087,665
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	6,455,000	4,467,024
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	6,890,000	4,566,840
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	19,705,000	12,463,321
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	950,000	400,849
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,950,000	632,234
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	2,980,000	2,338,029
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	7,205,000	6,153,724
San Marcos Unified School District 0% 8/1/2047 (g)	9,680,000	3,922,344
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,297
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,024
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,750,687
TOTAL GENERAL OBLIGATIONS		165,334,162
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,911,380	2,888,373
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,693,048	8,895,574
TOTAL HOUSING		11,783,947
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (e)	1,390,000	1,328,262
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	69,825,000	7,209,215
Transportation - 5.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	3,145,000	916,809
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (b)	2,000,000	2,156,084
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (b)	1,000,000	1,093,053
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (b)	1,610,000	1,743,419
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (b)	2,900,000	2,990,728
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2042 (Assured Guaranty Inc Insured) (b)	3,165,000	3,512,841
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	1,040,000	1,140,908
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2045 (Assured Guaranty Inc Insured) (b)	2,190,000	2,382,029
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (b)	10,000,000	10,305,971
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (b)	7,000,000	7,103,097
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2036 (b)	2,500,000	2,787,498
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (b)	2,080,000	2,360,881
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (b)	6,395,000	6,508,464
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (b)	8,530,000	8,852,040
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (b)	5,710,000	6,046,719
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (b)	4,940,000	5,401,172
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	4,140,000	4,364,516
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (b)	3,065,000	3,423,014
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (b)	10,000,000	11,235,860
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (b)	16,000,000	17,867,435
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2042 (b)	51,210,000	57,266,382
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2043 (b)	33,500,000	37,287,219
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2044 (b)	40,000,000	44,173,636
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2045 (b)	47,585,000	52,069,767
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2056 (b)	6,000,000	6,469,012
TOTAL TRANSPORTATION		299,458,554
Water & Sewer - 0.1%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,439,151
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,745,027
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,086,847
TOTAL WATER & SEWER		4,271,025
TOTAL CALIFORNIA		502,081,413
Colorado - 2.1%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	4,082,658
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,125,117
General Obligations - 0.5%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	2,835,000	3,385,427
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	2,665,000	3,144,085
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,040,000	1,220,441
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,785,000	2,071,272
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2043	3,400,000	3,924,603
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,280,000	1,452,345
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2024A, 5% 11/1/2049	1,385,000	1,457,916
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,533,502
TOTAL GENERAL OBLIGATIONS		29,189,591
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,721,529
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	4,210,227
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,885,000	3,729,101
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	15,662,003
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,038,855
TOTAL HEALTH CARE		27,361,715
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	390,000	394,789
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,067,954
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 6% 12/1/2056 (d)	4,538,000	4,598,021
TOTAL SPECIAL TAX		5,665,975
Transportation - 0.9%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (b)	2,855,000	2,879,194
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (b)	2,440,000	2,515,580
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (b)	4,245,000	4,732,175
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	4,140,000	4,275,856
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (b)	8,280,000	8,534,953
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (b)	1,185,000	1,300,529
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (b)	10,000,000	10,828,736
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (b)	12,575,000	13,965,754
TOTAL TRANSPORTATION		49,032,777
TOTAL COLORADO		117,852,622
Connecticut - 1.8%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,312,297
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	415,000
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	296,252
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	536,252
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	336,734
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	420,654
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,080,182
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	844,644
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,422,076
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,013,972
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,530,364
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	626,533
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	901,799
TOTAL EDUCATION		12,736,759
General Obligations - 0.6%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,389,104
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,908,913
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,708,829
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,549,200
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,358,959
Connecticut St Gen. Oblig. 5% 3/15/2045	1,000,000	1,087,385
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,014,657
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,267,354
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	983,458
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,348,830
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,584,753
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	1,000,000	1,091,961
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,700,000	1,877,636
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2044	1,100,000	1,206,229
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	829,688
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	512,544
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,733,557
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	885,000	898,480
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	1,115,000	1,188,269
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,780,000	3,009,015
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,370,000	1,536,875
TOTAL GENERAL OBLIGATIONS		34,085,696
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (d)(j)	3,930,000	2,161,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(j)	285,000	156,750
Connecticut St Health & Edl Facs Auth Revenue (Fairview Retirement Cmty Proj.) Series 2026A, 5.875% 12/15/2046 (c)	3,680,000	3,728,948
Connecticut St Health & Edl Facs Auth Revenue (Fairview Retirement Cmty Proj.) Series 2026A, 6.25% 12/15/2053 (c)	4,250,000	4,306,007
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (d)	1,800,000	1,689,090
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (d)	1,525,000	1,505,866
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,132,007
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,715,407
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,935,426
TOTAL HEALTH CARE		26,331,001
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	835,000	823,898
Special Tax - 0.6%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,321,714
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,790,300
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	5,102,749
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (d)	2,300,000	2,318,970
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (d)	4,865,000	4,901,674
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (d)	1,390,000	1,356,379
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (d)	900,000	944,863
TOTAL SPECIAL TAX		26,736,649
TOTAL CONNECTICUT		100,714,003
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,502,701
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,075,505
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		12,578,206
District Of Columbia,Virginia - 0.6%
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (b)	3,125,000	3,209,835
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (b)	1,560,000	1,631,999
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (b)	1,200,000	1,227,553
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (b)	1,855,000	1,896,108
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (b)	910,000	929,067
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (b)	2,070,000	2,107,943
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (b)	5,485,000	6,156,808
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (b)	2,405,000	2,685,700
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (b)	1,770,000	1,976,667
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,355,000	4,699,183
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	7,021,667
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	3,600,000	2,565,646
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		36,108,176
Florida - 4.8%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,066,708
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,824,998
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,121,720
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,833,743
TOTAL EDUCATION		10,847,169
Electric Utilities - 0.3%
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	492,123
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	661,712
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,137,693
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,696,025
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,452,409
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,577,885
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,550,772
TOTAL ELECTRIC UTILITIES		16,568,619
General Obligations - 0.8%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,820,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,111,790
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,893,508
TOTAL GENERAL OBLIGATIONS		42,825,298
Health Care - 0.4%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,560,783
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,344,976
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (e)	1,885,000	2,036,236
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,380,000	6,582,112
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,912,666
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,272,294
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,627,415
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	910,384
TOTAL HEALTH CARE		20,246,866
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	365,000	371,599
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	819,220
TOTAL OTHER		1,190,819
Transportation - 2.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (b)	2,485,000	2,490,226
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (b)	930,000	934,330
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (b)	830,000	851,603
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (b)	2,200,000	2,251,174
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (b)	610,000	623,811
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (b)	2,900,000	2,959,609
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (b)	1,080,000	1,101,297
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (b)	1,055,000	1,074,829
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (b)	1,865,000	1,893,708
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,399,829
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,203,788
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,309,513
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,669,481
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,841,397
Greater Orlando Aviation Auth 5% 10/1/2034 (b)	4,965,000	5,068,108
Greater Orlando Aviation Auth 5% 10/1/2037 (b)	5,175,000	5,264,180
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (b)	1,405,000	1,412,500
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (b)	830,000	852,945
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (b)	385,000	395,643
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2055 (b)	19,270,000	20,036,156
Lee Cnty FL Airport 5.25% 10/1/2046 (b)	2,000,000	2,145,195
Lee Cnty FL Airport 5.5% 10/1/2051 (b)	10,430,000	11,160,494
Lee Cnty FL Airport 5.5% 10/1/2056 (b)	6,385,000	6,776,830
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	1,200,000	1,206,599
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	1,450,000	1,457,975
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031 (b)	1,100,000	1,102,413
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2034 (b)	4,895,000	5,436,776
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2036 (b)	5,100,000	5,600,349
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2037 (b)(c)	3,965,000	4,399,134
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2038 (b)(c)	29,345,000	32,366,881
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,565,069
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,024,076
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (b)	830,000	834,038
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (b)	860,000	864,221
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (b)	1,530,000	1,537,317
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (b)	1,075,000	1,079,966
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (b)	1,655,000	1,662,376
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (b)	3,555,000	3,570,236
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (b)	3,730,000	3,745,280
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (b)	3,930,000	3,945,330
TOTAL TRANSPORTATION		161,114,682
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,672,007
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,110,993
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,928,054
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,374,615
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	707,729
TOTAL WATER & SEWER		11,793,398
TOTAL FLORIDA		264,586,851
Georgia - 5.7%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,403,454
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,036,387
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	841,667
TOTAL EDUCATION		3,281,508
Electric Utilities - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3% tender 10/1/2032 (e)	5,360,000	5,375,367
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (e)	4,320,000	2,814,166
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (e)	7,290,000	7,400,739
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,747,602
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,217,161
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	971,139
TOTAL ELECTRIC UTILITIES		21,526,174
General Obligations - 3.8%
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2041	300,000	269,654
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2043	375,000	327,553
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,730,948
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	36,770,000	39,153,174
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed) (c)	37,135,000	39,011,502
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (e)	23,425,000	23,791,906
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (e)	18,850,000	19,091,700
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (e)	14,345,000	15,498,004
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (e)	23,910,000	25,431,556
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (e)	35,455,000	37,486,153
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (e)	3,490,000	3,727,541
TOTAL GENERAL OBLIGATIONS		211,519,691
Health Care - 0.5%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (e)	6,900,000	7,250,414
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	10,575,981
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,658,517
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,406,896
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,290,000	6,020,735
TOTAL HEALTH CARE		26,912,543
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,336,793
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	1,940,000	1,983,889
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	4,890,000	4,940,147
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	8,460,000	8,688,620
TOTAL INDUSTRIAL DEVELOPMENT		15,612,656
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (b)	3,230,000	3,472,752
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2038 (b)	4,105,000	4,474,966
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2041 (b)	1,915,000	2,107,618
TOTAL TRANSPORTATION		10,055,336
Water & Sewer - 0.5%
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2037	10,325,000	11,937,366
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2038	6,980,000	8,022,071
Atlanta GA Wtr & Wastewtr Rev Series 2026, 5% 11/1/2039	6,485,000	7,411,061
TOTAL WATER & SEWER		27,370,498
TOTAL GEORGIA		318,615,199
Hawaii - 0.4%
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	4,000,000	4,319,642
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (b)	1,055,000	1,096,216
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (b)	1,240,000	1,286,115
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (b)	1,215,000	1,258,648
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (b)	1,240,000	1,282,974
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (b)	1,265,000	1,307,219
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (b)	9,480,000	10,013,929
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (b)	750,000	758,075
TOTAL TRANSPORTATION		21,322,818
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	2,575,000	2,993,441
TOTAL HAWAII		24,316,259
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 3% 3/1/2051	5,000,000	3,517,656
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	210,000	211,363
Special Tax - 0.0%
Idaho Housing & Finance Association Series 2023A, 4% 8/15/2048	2,220,000	2,155,169
TOTAL IDAHO		5,884,188
Illinois - 9.4%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	3,425,000	3,550,736
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,102,826
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	768,404
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,024,411
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	830,494
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	833,925
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	833,794
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	533,919
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	862,306
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	983,665
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	730,906
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	822,371
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,344,439
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,064,237
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,365,099
TOTAL EDUCATION		16,651,532
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	950,000	955,261
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,239
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	160,000	161,273
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	500,000	507,040
TOTAL ESCROWED/PRE-REFUNDED		1,653,813
General Obligations - 4.5%
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,124,447
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,249,620
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	832,621
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	3,990,510
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,681,719
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	961,187
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,150,970
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	836,590
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	2,966,126
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,645,413
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,038,575
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,320,400
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,240,000	20,420,003
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,590,128
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,743,140
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,544,087
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	7,033,239
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,263,285
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,677,526
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	2,260,000	2,328,975
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,524,907
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,521,930
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	14,665,000	15,448,905
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,340,989
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,043,919
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,426,542
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,854,925
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,918,911
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,292,313
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,544,655
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	2,969,629
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,612,959
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,378,014
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,814,796
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,781,798
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,820,306
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,811,327
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,084,310
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	11,953,161
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,741,406
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,819,342
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,894,669
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,649,634
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	338,527
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,134,761
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,504,472
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,448,748
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	3,002,898
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,079,707
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,452,072
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	6,017,627
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	766,200
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,336,431
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,468,827
TOTAL GENERAL OBLIGATIONS		248,198,178
Health Care - 1.1%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,177,063
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,913,597
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	24,342,353
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,041,508
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,384,765
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	60,000	58,407
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	2,420,000	2,444,062
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,365,000	1,377,417
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,038,877
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	7,097,533
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,676,526
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,759,700
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,589,756
TOTAL HEALTH CARE		63,901,564
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	693,389
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,675,384	5,176,799
TOTAL HOUSING		5,870,188
Special Tax - 2.4%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,360,743
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,352,261
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,147,715
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,463,353
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,637,674
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,140,941
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	4,066,513
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,053,970
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	13,280,000	8,958,076
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	10,845,000	3,193,502
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	1,690,000	1,220,505
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	5,645,000	3,898,234
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	41,985,000	20,871,273
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	8,205,000	3,851,916
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	25,250,000	11,159,563
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (g)	2,890,000	1,198,166
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	3,000,000	1,170,710
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	7,145,627
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	511,106
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,762,023
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,778,327
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	303,064
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	572,118
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	336,882
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	7,976,371
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	23,246,038
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,829,143
TOTAL SPECIAL TAX		131,205,814
Transportation - 0.8%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (b)	2,475,000	2,503,393
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (b)	2,070,000	2,091,136
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	500,923
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (b)	2,235,000	2,255,741
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (b)	3,360,000	3,388,927
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (b)	2,485,000	2,505,469
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (b)	3,090,000	3,114,216
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,667,221
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,667,221
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (b)	290,000	293,318
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (b)	330,000	333,574
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	2,920,000	2,781,704
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (b)	1,210,000	1,298,504
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (b)	2,625,000	2,858,808
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (b)	1,280,000	1,397,298
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (b)	2,000,000	2,181,477
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (b)	1,700,000	1,838,239
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (b)	1,300,000	1,395,961
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (b)	1,800,000	1,917,205
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (b)	1,615,000	1,706,414
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (b)	2,185,000	2,225,389
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,081,286
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	375,845
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,552,012
TOTAL TRANSPORTATION		43,931,281
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,808,356
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,292,777
TOTAL WATER & SEWER		9,101,133
TOTAL ILLINOIS		520,513,503
Indiana - 1.5%
Education - 0.4%
Purdue University Series 2025B, 5.25% 7/1/2050	4,925,000	5,282,733
Purdue University Series DD, 5% 7/1/2034	995,000	1,035,953
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,038,159
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,211,704
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	260,231
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,682,892
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	472,555
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,512,259
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,897,898
TOTAL EDUCATION		20,394,384
General Obligations - 0.2%
Noblesville Ind Multi Sch Bldg Corp Series 2021, 3% 1/15/2041	530,000	463,041
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,975,551
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,772,387
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,606,824
TOTAL GENERAL OBLIGATIONS		9,817,803
Health Care - 0.5%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	729,030
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	520,620
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,676,723
Indiana Fin Auth Health Sys Rev (Community Health Network Inc Proj.) 5.5% 5/1/2054	4,465,000	4,767,744
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	17,125,000	15,327,100
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,244,290
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,163,843
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	2,045,000	1,766,673
TOTAL HEALTH CARE		29,196,023
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 4% tender 11/1/2047 (BP PLC Guaranteed) (b)(e)	7,675,000	7,817,971
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 4% tender 12/1/2044 (BP PLC Guaranteed) (b)(e)	5,005,000	5,098,621
TOTAL INDUSTRIAL DEVELOPMENT		12,916,592
Transportation - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (b)	830,000	830,148
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (b)	830,000	830,070
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (b)	1,010,000	1,010,069
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (b)	2,300,000	2,300,092
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,288,985
TOTAL TRANSPORTATION		10,259,364
TOTAL INDIANA		82,584,166
Iowa - 0.4%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	1,007,563
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (b)	2,059,000	2,078,394
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2026 (b)	1,850,000	1,864,120
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (b)	1,965,000	2,018,375
TOTAL EDUCATION		6,968,452
General Obligations - 0.3%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	15,855,000	16,904,099
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2037	385,000	300,596
TOTAL IOWA		24,173,147
Kansas - 0.2%
General Obligations - 0.2%
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	1,550,000	1,746,577
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	1,425,000	1,638,256
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2044 (Build America Mutual Assurance Co Insured)	6,770,000	7,430,892
TOTAL KANSAS		10,815,725
Kentucky - 1.6%
Education - 0.2%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2040	1,140,000	1,255,055
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2041	1,040,000	1,137,433
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2042	1,100,000	1,197,425
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2043	1,620,000	1,757,197
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2044	1,170,000	1,259,980
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	5,000,000	5,287,874
TOTAL EDUCATION		11,894,964
Electric Utilities - 0.0%
Kentucky Bond Development Corp (Univ of Kentucky Eaas Proj.) Series 2026A, 5.5% 10/31/2056	2,590,000	2,782,594
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (e)	7,030,000	7,381,556
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (e)	13,375,000	14,313,541
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,702,556
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	1,185,000	1,232,171
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	915,000	950,144
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,045,000	1,083,519
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	635,721
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	536,456
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,403,889
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,285,464
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,554,741
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2041 (c)	6,100,000	6,799,039
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2043 (c)	8,000,000	8,850,887
TOTAL GENERAL OBLIGATIONS		54,729,684
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	2,545,000	2,312,815
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,044,564
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,023,450
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,499,736
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (e)	2,030,000	2,141,404
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	7,240,175
TOTAL HEALTH CARE		16,262,144
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,312,174
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,242,307
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,242,241
TOTAL TRANSPORTATION		3,796,722
TOTAL KENTUCKY		89,466,108
Louisiana - 1.2%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,671,840
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,186,154
TOTAL EDUCATION		2,857,994
General Obligations - 0.3%
New Orleans LA Gen. Oblig. Series 2022, 5% 12/1/2033	1,060,000	1,138,454
New Orleans LA Gen. Oblig. Series 2024A, 5% 12/1/2034	1,180,000	1,278,673
New Orleans LA Gen. Oblig. Series 2024A, 5% 12/1/2037	1,160,000	1,235,552
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2038	1,155,000	1,233,738
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2040	1,325,000	1,401,596
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2041	1,445,000	1,525,782
New Orleans LA Gen. Oblig. Series 2026A, 5.25% 12/1/2043	2,000,000	2,149,315
New Orleans LA Gen. Oblig. Series 2026A, 5.5% 12/1/2046	1,145,000	1,238,069
New Orleans LA Gen. Oblig. Series 2026A, 5.5% 12/1/2051	2,000,000	2,119,915
New Orleans LA Gen. Oblig. Series 2026A, 5.75% 12/1/2055	2,000,000	2,154,213
TOTAL GENERAL OBLIGATIONS		15,475,307
Health Care - 0.2%
St Tammany Parish Hospital Service District No 1 Series 2026A, 5% tender 7/1/2056 (e)	10,880,000	12,219,311
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,380,000	1,493,944
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (c)(e)	16,635,000	16,667,578
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	415,000	419,202
New Orleans LA Aviation Board 5% 1/1/2027 (b)	330,000	333,341
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	599,754
New Orleans LA Aviation Board 5% 1/1/2028 (b)	205,000	206,638
New Orleans LA Aviation Board 5% 1/1/2031 (b)	530,000	534,430
New Orleans LA Aviation Board 5% 1/1/2032 (b)	330,000	332,653
New Orleans LA Aviation Board 5% 1/1/2033 (b)	850,000	856,560
New Orleans LA Aviation Board 5% 1/1/2033 (b)	580,000	584,476
New Orleans LA Aviation Board 5% 1/1/2034 (b)	1,020,000	1,027,517
New Orleans LA Aviation Board 5% 1/1/2034 (b)	180,000	181,327
New Orleans LA Aviation Board 5% 1/1/2035 (b)	330,000	332,342
New Orleans LA Aviation Board 5% 1/1/2036 (b)	775,000	780,191
New Orleans LA Aviation Board 5% 1/1/2037 (b)	1,275,000	1,282,840
TOTAL TRANSPORTATION		7,471,271
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	10,997,366
TOTAL LOUISIANA		67,182,771
Maine - 0.2%
Education - 0.2%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	583,882
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	417,312
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	837,854
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	270,000
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	428,292
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	336,047
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	843,083
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	639,061
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,085,000	6,393,735
TOTAL EDUCATION		10,749,266
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	600,576
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,625,963
TOTAL MAINE		12,975,805
Maryland - 0.9%
Education - 0.1%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,161,389
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,286,688
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,421,530
TOTAL EDUCATION		6,869,607
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,470,826
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,859,565
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,222,924
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,122,531
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,217,532
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,369,329
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,583,640
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	1,790,000	1,451,108
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,351,777
TOTAL GENERAL OBLIGATIONS		30,649,232
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,793,247
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,395,448
TOTAL HEALTH CARE		6,188,695
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,055,000	1,058,713
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,251,371
Transportation - 0.0%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,071,003
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,700,701
TOTAL TRANSPORTATION		2,771,704
TOTAL MARYLAND		48,789,322
Massachusetts - 2.1%
Education - 0.8%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	8,664,609
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,205,775
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,922,150
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (b)	1,000,000	1,016,888
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,915,000	1,978,171
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	834,386
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,245,887
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,346,162
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,360,079
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,331,506
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,004,865
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	832,674
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	877,574
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	922,476
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,017,338
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,067,227
TOTAL EDUCATION		42,627,767
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2037	1,400,000	1,591,213
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2039	1,375,000	1,544,706
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2040	1,750,000	1,958,572
TOTAL ELECTRIC UTILITIES		5,094,491
General Obligations - 0.3%
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	3,345,000	3,456,444
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,361,353
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,711,848
TOTAL GENERAL OBLIGATIONS		17,529,645
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	759,252
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,601,939
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,386,231
TOTAL HEALTH CARE		5,747,422
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,468,604
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,753,286
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,383,022
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,478,899
TOTAL SPECIAL TAX		10,083,811
Transportation - 0.4%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	4,480,000	4,745,842
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	2,835,000	2,994,315
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	10,000,000	10,152,792
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,743,333
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	896,658
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,302,056
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (b)	2,875,000	3,055,010
TOTAL TRANSPORTATION		24,890,006
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,548,827
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,765,234
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,086,920
TOTAL WATER & SEWER		8,400,981
TOTAL MASSACHUSETTS		114,374,123
Michigan - 0.9%
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,638,592
Portage MI Pub Schs 5% 11/1/2036	205,000	205,146
TOTAL GENERAL OBLIGATIONS		2,843,738
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,545,851
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	2,047,760
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	1,500,000	1,436,917
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,914,596
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,141,462
TOTAL HEALTH CARE		9,086,586
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	755,000	755,159
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,508,062
TOTAL HOUSING		4,263,221
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,201,614
Transportation - 0.3%
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,020,000	1,030,360
Wayne Cnty MI Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	995,000	1,004,008
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2029 (b)	495,000	507,146
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2030 (b)	580,000	593,802
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2031 (b)	660,000	675,113
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2032 (b)	540,000	551,877
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	355,000	362,752
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (b)	3,645,000	3,807,360
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2034	580,000	596,781
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2035	540,000	555,018
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2032 (b)	420,000	429,706
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2034 (b)	495,000	505,168
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2035 (b)	540,000	550,644
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2037 (b)	705,000	717,360
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (b)	830,000	840,186
Wayne Cnty MI Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,230,000	1,243,770
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	318,791
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	323,646
TOTAL TRANSPORTATION		14,613,488
Water & Sewer - 0.3%
Great Lakes Sewer Auth MI Series 2025A, 5% 7/1/2038	2,260,000	2,546,190
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,964,849
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,307,764
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,723,372
TOTAL WATER & SEWER		14,542,175
TOTAL MICHIGAN		47,550,822
Minnesota - 0.4%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	633,352
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,373,467
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (b)	3,800,000	3,968,050
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (b)	4,200,000	4,402,914
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (b)	4,400,000	4,626,418
TOTAL EDUCATION		15,004,201
General Obligations - 0.1%
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	1,050,000	653,347
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (g)	1,185,000	611,737
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2042 (Minnesota St Guaranteed) (g)	2,600,000	1,263,620
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2043 (Minnesota St Guaranteed) (g)	2,050,000	940,876
TOTAL GENERAL OBLIGATIONS		3,469,580
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,492,301	2,093,702
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	805,000	851,295
TOTAL HOUSING		2,944,997
TOTAL MINNESOTA		21,418,778
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2045	1,900,000	2,078,255
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	587,721
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	880,920
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,740,542
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	830,061
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,153
TOTAL HEALTH CARE		4,869,397
Housing - 0.3%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	305,000	307,336
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	1,825,000	1,807,637
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.75% 11/1/2051 (c)	9,740,000	9,798,085
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	3,725,000	3,833,836
TOTAL HOUSING		15,746,894
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (b)	8,160,000	7,720,777
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,523,163
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,843,640
TOTAL TRANSPORTATION		12,087,580
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,210,240
TOTAL MISSOURI		35,992,366
Montana - 0.0%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2047	500,000	387,655
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2048	500,000	380,903
TOTAL GENERAL OBLIGATIONS		768,558
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	2,946,314
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	200,000	201,426
TOTAL MONTANA		3,916,298
Nebraska - 0.2%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	832,513
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	578,496
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,323,893
TOTAL EDUCATION		2,734,902
Electric Utilities - 0.0%
Omaha Public Power District Series 2021 A, 3% 2/1/2041	2,065,000	1,815,185
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (b)	530,000	534,276
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (b)	745,000	751,010
TOTAL ESCROWED/PRE-REFUNDED		1,285,286
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (b)	585,000	586,401
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (b)	380,000	379,680
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	690,000	690,701
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,370,000	1,513,559
TOTAL HOUSING		3,170,341
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (b)	660,000	665,858
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (b)	455,000	459,067
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (b)	685,000	690,987
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (b)	360,000	363,041
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (b)	365,000	367,861
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (b)	910,000	916,492
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (b)	230,000	231,545
TOTAL TRANSPORTATION		3,694,851
TOTAL NEBRASKA		12,700,565
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	3,710,000	3,263,293
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	16,356,788
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,089,794
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,840,169
TOTAL GENERAL OBLIGATIONS		26,550,044
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	350,000	352,309
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,030,447
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,652,632
TOTAL SPECIAL TAX		3,683,079
TOTAL NEVADA		30,585,432
New Hampshire - 0.5%
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	3,855,000	2,858,246
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	926,317
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	882,802
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	876,870
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	2,987,270
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,543,589
TOTAL HEALTH CARE		13,075,094
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,394,525	5,482,520
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,211,395	9,903,616
TOTAL HOUSING		15,386,136
TOTAL NEW HAMPSHIRE		28,461,230
New Jersey - 5.2%
Education - 0.7%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	860,000	860,434
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,035,000	1,035,084
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,075,000	1,074,977
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,300,766
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (b)	830,000	836,750
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	1,035,000	1,043,417
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (b)	2,475,000	2,669,366
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (b)	2,475,000	2,687,450
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (b)	2,400,000	2,622,819
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (b)	3,420,000	3,656,254
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (b)	4,610,000	4,974,399
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (b)	11,000,000	11,944,220
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,741,574
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	1,986,707
TOTAL EDUCATION		40,434,217
General Obligations - 3.3%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,543,102
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	864,985
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,791,117
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,943,862
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,311,715
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,546,588
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,875,918
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,467,825
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	1,200,000	1,045,564
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	9,770,000	7,674,162
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	2,220,000	1,677,708
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (g)	1,500,000	930,724
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,530,582
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,705,515
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,562,402
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	724,584
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,631,560
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,373,318
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,258,102
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,787,583
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,155,615
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	528,851
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,185,809
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	19,374,342
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,507,990
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,607,890
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,829,445
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	7,044,336
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,610,047
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,959,761
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,395,610
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	7,181,757
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,476,736
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,257,000
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,429,935
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,620,860
TOTAL GENERAL OBLIGATIONS		181,412,900
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	910,000	707,425
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)	973,951	688,507
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,162,322
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	301,007
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	832,761
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	621,134
TOTAL HEALTH CARE		5,313,156
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,355,000	1,334,403
Transportation - 1.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,867,787
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,455,895
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,716,472
New Jersey Turnpike Authority 4.5% 1/1/2048	10,000,000	10,132,974
New Jersey Turnpike Authority 5% 1/1/2029 (c)	2,930,000	3,052,521
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,168,468
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,134,326
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,727,358
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,963,366
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	1,805,000	2,074,498
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	14,910,000	16,154,063
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,516,417
TOTAL TRANSPORTATION		58,964,145
TOTAL NEW JERSEY		287,458,821
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (b)	5,025,000	5,437,714
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	2,085,000	2,262,270
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,275,000	1,377,674
Port Auth NY & NJ Series 238, 5% 7/15/2040 (b)	1,120,000	1,203,182
TOTAL NEW JERSEY,NEW YORK		10,280,840
New Mexico - 0.3%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (e)	16,500,000	17,545,950
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	235,000	239,528
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	405,655
TOTAL HEALTH CARE		645,183
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	735,000	735,648
TOTAL NEW MEXICO		18,926,781
New York - 10.0%
Education - 0.2%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,472,160
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,041,017
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,040,054
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	822,524
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,268,185
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,720,345
TOTAL EDUCATION		13,364,285
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (e)	1,750,000	1,747,884
General Obligations - 0.4%
City of New York NY Gen. Oblig. 5.25% 2/1/2050	6,545,000	7,012,346
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	7,270,000	7,811,900
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,386,207
TOTAL GENERAL OBLIGATIONS		20,210,453
Health Care - 0.0%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,218,209
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,581,231
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (d)	565,000	546,373
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	1,150,000	952,961
TOTAL HEALTH CARE		4,298,774
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,464,230
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,891,057
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	315,000	314,216
TOTAL HOUSING		3,669,503
Industrial Development - 0.5%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,322,729
Special Tax - 4.7%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,926,499
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	11,645,000	12,508,321
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	8,852,079
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,042,142
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,982,478
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 I, 5.25% 11/1/2049	10,000,000	10,844,943
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 I, 5.25% 11/1/2050	10,000,000	10,825,659
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 I, 5.25% 11/1/2051	4,750,000	5,122,201
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 I, 5.5% 11/1/2054	7,500,000	8,203,523
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	3,425,000	3,727,941
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	3,180,000	3,425,161
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	26,030,000	27,759,152
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	4,850,000	5,112,824
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	3,425,000	3,667,603
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,262,400
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	15,775,000	17,238,448
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,875,305
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,758,536
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	6,024,221
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,472,024
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,760,425
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,678,924
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,545,002
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,867,285
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,503,037
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	2,615,000	2,784,486
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,123,192
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,170,439
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	16,210,000	15,839,793
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	17,362,012
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2025 A, 5% 3/15/2042	20,000,000	22,166,630
TOTAL SPECIAL TAX		260,432,685
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	37,043,662
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,516,210
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,159,116
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,408,829
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	31,601,864
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,492,335
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	2,755,000	2,984,731
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (b)	4,270,000	4,608,406
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	4,665,000	5,013,971
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	2,330,000	2,493,328
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	1,590,000	1,693,006
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (b)	4,240,000	4,493,291
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (b)	10,300,000	10,872,248
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (b)	7,875,000	8,281,270
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (b)	6,665,000	6,981,715
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (b)	6,060,000	6,322,314
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (b)	3,030,000	3,149,922
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	3,510,000	3,619,567
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (b)	3,560,000	3,561,430
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.25% 11/15/2051	15,000,000	16,283,682
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.25% 11/15/2054	8,500,000	9,160,824
TOTAL TRANSPORTATION		171,741,721
Water & Sewer - 1.0%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	3,305,000	3,894,314
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,983,283
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	36,350,000	39,804,323
TOTAL WATER & SEWER		55,681,920
TOTAL NEW YORK		557,469,954
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (e)	14,959,718	15,696,284
North Carolina - 0.6%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,142,284
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	1,028,946
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,470,000	2,150,469
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,856,282
TOTAL HEALTH CARE		6,035,697
Housing - 0.1%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057 (c)	5,815,000	6,719,456
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,294,795
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,062,484
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,964,173
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (b)	85,000	85,000
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (b)	160,000	163,529
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (b)	135,000	137,934
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (b)	195,000	198,885
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (b)	210,000	214,089
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (b)	395,000	402,440
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (b)	420,000	427,643
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (b)	440,000	447,722
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (b)	460,000	467,732
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (b)	315,000	320,062
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (b)	255,000	258,854
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (b)	300,000	304,251
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (b)	975,000	984,495
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,199,327
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,654,846
TOTAL TRANSPORTATION		15,588,261
TOTAL NORTH CAROLINA		32,485,698
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	5,480,000	3,804,177
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.25% 5/1/2045	4,375,000	3,106,964
TOTAL NORTH DAKOTA		6,911,141
Ohio - 2.5%
Education - 0.4%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,265,000	1,421,372
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	3,915,000	4,349,584
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,216,289
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,325,000	3,610,860
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	3,955,000	4,157,906
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	748,581
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,837,975
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,167,308
TOTAL EDUCATION		20,509,875
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	7,285,000	7,350,992
General Obligations - 0.4%
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2042	1,000,000	1,079,024
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2044	1,000,000	1,069,623
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2046	1,000,000	1,054,679
Cuyahoga Cnty OH Gen. Oblig. Series 2026, 5.25% 12/1/2056	10,000,000	10,669,165
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (e)	10,170,000	10,790,257
TOTAL GENERAL OBLIGATIONS		24,662,748
Health Care - 0.4%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,210,504
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,826,219
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,169,228
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,816,867
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,720,000	1,762,697
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,605,468
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,722,675
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,850,748
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,971,963
TOTAL HEALTH CARE		20,936,369
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	240,000	242,389
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,180,000	2,373,295
TOTAL HOUSING		2,615,684
Special Tax - 0.1%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,796,372
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	474,289
TOTAL SPECIAL TAX		5,270,661
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,782,246
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	3,590,000	3,156,916
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,146,030
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,793,152
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,147,798
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	446,586
TOTAL TOBACCO BONDS		12,472,728
Transportation - 0.9%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (b)	4,695,000	5,092,202
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (b)	13,340,000	14,459,634
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (b)	7,600,000	8,198,707
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (b)	7,115,000	7,787,451
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (b)	1,470,000	1,571,109
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,499,602
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,273,478
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	2,150,000	1,158,962
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	263,795
TOTAL TRANSPORTATION		45,304,940
TOTAL OHIO		139,123,997
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,875,200
University of Oklahoma/The Series 2021 A, 3% 7/1/2041 (Assured Guaranty Inc Insured)	1,380,000	1,154,990
TOTAL EDUCATION		3,030,190
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	395,000	431,133
Special Tax - 0.4%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2032	9,000,000	10,043,915
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2033	6,510,000	7,352,275
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,161,947
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,655,998
TOTAL SPECIAL TAX		20,214,135
TOTAL OKLAHOMA		23,675,458
Oregon - 1.2%
General Obligations - 0.3%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,686,066
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,770,360
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2040 (Oregon St Guaranteed)	1,000,000	886,488
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2041 (Oregon St Guaranteed)	1,190,000	1,046,671
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,435,339
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2044 (b)	2,180,000	2,349,036
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (g)	2,915,000	1,797,896
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	1,200,000	658,105
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2041 (Oregon St Guaranteed) (g)	6,500,000	3,356,610
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,535,000	746,131
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2044 (Oregon St Guaranteed) (g)	5,000,000	2,143,376
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	3,790,000	1,523,296
TOTAL GENERAL OBLIGATIONS		19,399,374
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,869,507
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,497,154
TOTAL HEALTH CARE		10,366,661
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	931,504
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,625,000	2,635,482
TOTAL HOUSING		3,566,986
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2042	2,500,000	2,837,112
Oregon St Dept Admin Lottery 5.25% 4/1/2043	3,600,000	4,058,934
TOTAL SPECIAL TAX		6,896,046
Transportation - 0.5%
Port of Portland Arpt Rev 5% 7/1/2041 (b)	12,420,000	13,157,431
Port of Portland Arpt Rev 5% 7/1/2045 (b)	2,980,000	3,064,036
Port of Portland Arpt Rev 5% 7/1/2052 (b)	10,500,000	10,696,452
TOTAL TRANSPORTATION		26,917,919
TOTAL OREGON		67,146,986
Pennsylvania - 5.5%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (i)(j)	1,200,000	301,560
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (i)(j)	2,450,000	615,685
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (i)(j)	2,730,000	686,049
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,038,923
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,309,579
TOTAL EDUCATION		3,951,796
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	4,745,000	5,004,890
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,685,000	2,626,416
TOTAL ELECTRIC UTILITIES		7,631,306
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,075
General Obligations - 2.2%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,255,646
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,285,422
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,050,277
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,643,792
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,730,313
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,688,550
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	2,480,000	2,626,580
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,628,883
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	941,805
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2032	6,500,000	7,226,572
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2037	2,500,000	2,825,360
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2038	2,600,000	2,916,343
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2045	2,450,000	2,661,777
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2046	2,400,000	2,587,265
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2047	2,500,000	2,675,674
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2048	2,500,000	2,652,988
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2032	6,395,000	7,109,835
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2037	5,510,000	6,227,094
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2038	5,000,000	5,608,352
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2030	8,605,000	9,333,251
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2031	3,195,000	3,510,541
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,173,143
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,646,236
TOTAL GENERAL OBLIGATIONS		120,005,699
Health Care - 1.1%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	8,240,000	5,881,278
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	2,015,740
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	2,043,028
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,865,928
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,035,217
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,759,523
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,304,604
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,404,287
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,839,032
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,253,197
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,318,043
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,416,327
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,172,856
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,517,194
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	830,000
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	831,313
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	831,421
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,241,646
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,112,915
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,307,860
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,156,847
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	410,653
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,670,907
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	616,033
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,175,358
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,710,058
TOTAL HEALTH CARE		63,721,265
Transportation - 1.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (b)	2,545,000	2,552,081
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	3,075,000	3,058,953
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (b)	10,000,000	9,844,017
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (b)	10,000,000	9,698,551
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (b)	4,185,000	4,378,154
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (b)	4,000,000	4,243,962
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (b)	3,000,000	3,224,548
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (b)	4,000,000	4,270,976
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	6,315,864
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	4,181,869
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,800,958
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,203,970
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2044	2,750,000	3,030,013
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2045	2,750,000	3,008,960
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2051	7,650,000	8,049,976
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2056	1,300,000	1,358,025
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,141,187
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	830,000
Philadelphia PA Airport Rev 5% 7/1/2027 (b)	2,070,000	2,115,246
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	676,270
Philadelphia PA Airport Rev 5% 7/1/2028 (b)	2,485,000	2,537,767
Philadelphia PA Airport Rev 5% 7/1/2029 (b)	1,860,000	1,897,607
Philadelphia PA Airport Rev 5% 7/1/2032 (b)	2,485,000	2,530,958
Philadelphia PA Airport Rev 5% 7/1/2034 (b)	3,310,000	3,366,615
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2042 (b)	2,000,000	2,210,172
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (b)	1,405,000	1,545,909
TOTAL TRANSPORTATION		98,072,608
Water & Sewer - 0.2%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	849,029
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,351,104
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	865,046
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	4,210,000	4,525,160
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	2,315,000	2,427,804
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	775,000	805,001
TOTAL WATER & SEWER		10,823,144
TOTAL PENNSYLVANIA		304,225,893
Puerto Rico - 1.0%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	16,678,786	12,220,775
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,781,288
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,249,796
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,130,746
TOTAL GENERAL OBLIGATIONS		32,382,605
Special Tax - 0.1%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	9,290,000	7,941,703
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	3,435,000	3,571,939
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (d)	1,085,000	1,055,366
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	1,580,000	1,662,393
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	4,785,000	4,996,355
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	3,700,000	3,598,945
TOTAL WATER & SEWER		14,884,998
TOTAL PUERTO RICO		55,209,306
Rhode Island - 0.6%
Education - 0.5%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,796,744
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,331,295
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,365,283
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,353,898
Rhode Island St Student Ln 3.5% 12/1/2034 (b)	1,020,000	1,018,582
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (b)	1,480,000	1,542,478
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (b)	4,830,000	5,189,522
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (b)	1,900,000	2,024,013
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (b)	1,960,000	2,105,893
TOTAL EDUCATION		27,727,708
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	844,302
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,174,862
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,847,844
TOTAL GENERAL OBLIGATIONS		3,867,008
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	655,279
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	360,000	361,871
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,637,493
TOTAL HOUSING		1,999,364
TOTAL RHODE ISLAND		34,249,359
South Carolina - 1.4%
Electric Utilities - 0.9%
South Carolina St Svc Auth Rev 5% 12/1/2029	1,680,000	1,682,104
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,545,501
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,686,742
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,928,427
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	3,045,000	3,197,963
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,845,888
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,845,590
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,472,561
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,440,210
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	794,530
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,578,279
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,261,762
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,228,168
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	918,579
TOTAL ELECTRIC UTILITIES		51,426,304
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,058,091
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,393,221
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,639,591
TOTAL HEALTH CARE		15,090,903
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	820,000	826,960
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,330,000	1,447,256
TOTAL HOUSING		2,274,216
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (b)	900,000	973,301
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	3,140,000	3,291,953
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (b)	4,275,000	4,426,599
TOTAL TRANSPORTATION		8,691,853
TOTAL SOUTH CAROLINA		77,483,276
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	250,000
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	255,931
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	480,522
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	551,501
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,821,995
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (e)	5,160,000	5,623,026
TOTAL HEALTH CARE		9,982,975
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2022 B, 2.5% 11/1/2042	2,000,000	1,568,229
TOTAL SOUTH DAKOTA		11,551,204
Tennessee - 1.7%
General Obligations - 1.0%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,390,000	30,018,883
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	19,795,000	21,152,185
TOTAL GENERAL OBLIGATIONS		51,171,068
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	2,107,508
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,052,940
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,311,339
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	799,092
TOTAL HEALTH CARE		5,270,879
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	345,332
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	421,437
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	267,924
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) 5% 1/1/2053	3,070,000	3,166,529
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,815,000	2,021,846
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	565,000	563,688
TOTAL HOUSING		6,786,756
Transportation - 0.5%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (b)	4,580,000	4,624,126
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2044 (b)	3,400,000	3,636,565
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2045 (b)	3,000,000	3,182,477
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2046 (b)	2,750,000	2,891,574
Metro Nashville Arpt Auth Rev Series 2026 B, 5.5% 7/1/2056 (b)	10,000,000	10,649,688
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2045 (b)	2,500,000	2,652,065
TOTAL TRANSPORTATION		27,636,495
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	840,000	545,635
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	3,290,000	2,070,339
TOTAL WATER & SEWER		2,615,974
TOTAL TENNESSEE		93,481,172
Texas - 6.1%
Education - 0.3%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	1,982,898
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	595,785
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	384,862
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,051,500
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	846,539
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,584,495
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,767,402
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,615,000	1,040,152
TOTAL EDUCATION		11,253,633
Electric Utilities - 0.1%
Bryan TX Elec Sys Rev Series 2018, 4% 7/1/2043 (Assured Guaranty Inc Insured)	950,000	938,803
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (e)	3,630,000	3,618,875
TOTAL ELECTRIC UTILITIES		4,557,678
General Obligations - 2.2%
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,171,503
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,444,244
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2040	1,000,000	883,265
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,169,319
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	584,299
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	1,019,245
Bushland Indpt Sch Dist Tex Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,425,741
Calvert Independent School District 2.5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	640,000	549,368
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,347,421
Chambers Cnty TX Gen. Oblig. Series 2021, 2.5% 3/1/2051	7,370,000	4,664,808
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,148,634
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	3,009,599
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	866,126
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2044	525,000	366,858
Clarksville Tex Indpt Sch Dist 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,134,005
Clear Creek Independent School District Series 2021, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,300,000	2,067,148
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	1,930,000	1,893,777
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,907,974
Conroe TX Isd Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	862,411
Corpus Christi TX Gen. Oblig. Series 2021 A, 3% 3/1/2041	200,000	174,470
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,836,477
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,108,912
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,651,798
Decatur Tex Gen. Oblig. 3.125% 3/1/2052 (Build America Mutual Assurance Co Insured)	5,000,000	3,691,910
Del Mar TX College Dist Gen. Oblig. Series 2020 B, 4% 8/15/2045	2,875,000	2,803,917
Forney TX Indpt Sch Dis Series 2022 A, 2.75% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	3,718,840
Fort Bend Cnty TX Levee Impt #2 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	823,077
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,942,546
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	770,638
Frenship TX Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2021 A, 3% 2/15/2040	3,415,000	3,060,803
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2039	1,420,000	1,197,292
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2040	1,455,000	1,203,423
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,886,336
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	2,685,000	2,220,103
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	1,000,000	991,399
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020 A, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,490,000	3,130,080
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	2,310,000	1,892,621
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	1,997,655
Little Elm Tex Gen. Oblig. 2.5% 8/1/2039	1,345,000	1,113,285
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,246,822
Nederland Tex Indpt Sch Dist 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,575,686
New Deal Independent School District 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	915,000	796,180
Prairiland Tex Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	845,000	679,410
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,728,016
Prosper TX Gen. Oblig. 2.5% 2/15/2039	2,225,000	1,855,832
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	921,145
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	4,880,000	3,205,772
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	2,520,000	1,647,262
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (e)	1,980,000	2,164,479
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	14,525,000	15,362,782
Texas State Gen. Oblig. 5% 8/1/2034 (b)	3,185,000	3,471,416
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,671,247
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	4,095,000	3,306,406
Weatherford TX Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (g)	1,690,000	1,373,733
Wharton TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,021,829
Wharton TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	983,452
Wharton TX Indpt Sch Dist 2% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,385,000	975,245
Willis TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,345,000	1,061,438
TOTAL GENERAL OBLIGATIONS		121,779,479
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,116,372
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	390,446
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,571,536
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	830,649
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	930,342
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	642,095
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,693,721
TOTAL HEALTH CARE		7,175,161
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	5,890,000	6,432,441
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	5,960,000	6,120,103
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,136,685	3,756,011
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,120,000	2,114,722
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,020,000	2,039,323
TOTAL HOUSING		20,462,600
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,405,000	1,878,640
Transportation - 2.1%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (b)	830,000	836,063
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (b)	1,275,000	1,283,713
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (b)	1,005,000	1,011,310
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (b)	1,035,000	1,040,638
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (b)	1,385,000	1,391,823
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (b)	1,165,000	1,170,145
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (b)	3,945,000	4,263,610
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (b)	1,655,000	1,718,022
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (b)	1,765,000	1,830,639
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (b)	1,240,000	1,284,547
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (b)	1,450,000	1,500,252
City of Houston TX Airport System Revenue Series 2026, 5.5% 7/15/2036 (b)	1,810,000	1,964,025
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2037 (b)	12,000,000	13,377,728
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (b)	4,645,000	5,152,798
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (b)	6,935,000	7,594,647
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	4,680,000	4,975,010
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,831,972
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,203,391
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (b)	830,000	831,109
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (b)	1,780,000	1,782,869
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (b)	2,755,000	2,762,160
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (b)	1,655,000	1,659,239
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (b)	830,000	835,253
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (b)	830,000	835,597
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (b)	1,450,000	1,459,486
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (b)	1,035,000	1,041,509
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (b)	830,000	835,076
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (b)	1,840,000	1,850,612
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (b)	2,135,000	2,146,851
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (b)	830,000	834,417
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (b)	830,000	834,209
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	15,250,000	11,437,627
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	12,134,718
North TX Twy Auth Rev 5% 1/1/2033	975,000	985,046
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,819,620
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,252,322
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,837,315
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,417,107
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,679,194
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,550,373
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,900,568
TOTAL TRANSPORTATION		121,152,610
Water & Sewer - 0.9%
City of Fort Worth TX Series 2020, 2.125% 2/15/2041	2,115,000	1,587,096
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,992,720
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,027,432
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	5,062,027
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	2,019,345
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,100,000	949,105
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	5,085,000	3,656,759
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,162,369
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,695,021
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,804,760
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,140,709
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,711,059
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2044	7,215,000	7,828,088
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	4,315,000	4,642,714
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,061,244
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,521,659
Texas Wtr Dev Brd Series 2021, 3% 10/15/2041	2,720,000	2,395,493
Texas Wtr Dev Brd Series A, 4% 10/15/2045	2,010,000	1,949,785
TOTAL WATER & SEWER		48,207,385
TOTAL TEXAS		336,467,186
Utah - 0.9%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,117,384
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	678,538	519,068
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	1,500,000	1,555,215
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (d)	3,650,000	3,733,932
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	5,263,000	5,520,740
TOTAL SPECIAL TAX		10,809,887
Transportation - 0.7%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (b)	3,500,000	3,573,368
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (b)	3,090,000	3,150,942
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (b)	2,275,000	2,318,849
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (b)	4,345,000	4,425,981
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (b)	3,310,000	3,367,439
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (b)	3,310,000	3,362,536
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (b)	4,470,000	4,537,118
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (b)	2,000,000	2,072,636
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (b)	4,310,000	4,461,065
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (b)	1,420,000	1,467,949
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (b)	2,000,000	2,175,347
TOTAL TRANSPORTATION		34,913,230
TOTAL UTAH		47,359,569
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,276,164
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	3,780,468
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (b)	1,430,000	1,465,501
TOTAL VERMONT		8,522,133
Virginia - 0.1%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2055	1,000,000	1,054,532
General Obligations - 0.0%
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	725,000	746,106
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,190,321
TOTAL VIRGINIA		3,990,959
Washington - 2.7%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,712,388
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,774,323
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,825,927
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,830,666
TOTAL EDUCATION		10,143,304
General Obligations - 1.4%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,341,736
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	285,059
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	37,132,311
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2048	17,230,000	18,462,721
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,688,156
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,865,831
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,898,524
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,088,872
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,353,607
TOTAL GENERAL OBLIGATIONS		75,116,817
Health Care - 0.6%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	860,000	869,666
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,390,000	2,507,295
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	5,980,000	6,205,064
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,500,000	5,688,320
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (d)	100,000	100,122
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (d)	125,000	125,904
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (d)	100,000	100,329
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (d)	400,000	379,079
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,036,122
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,098,142
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,304,151
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,610,062
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	629,875
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	752,288
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,145,284
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,690,792
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,393,466
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	550,564
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,732,360
TOTAL HEALTH CARE		33,918,885
Special Tax - 0.5%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	12,930,000	9,085,438
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,410,000	1,176,032
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	18,001,073
TOTAL SPECIAL TAX		28,262,543
Transportation - 0.0%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (b)	2,525,000	2,395,962
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	1,200,000	1,219,859
TOTAL TRANSPORTATION		3,615,821
TOTAL WASHINGTON		151,057,370
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (e)	1,380,000	1,390,712
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,372,425
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,132,703
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,464,324
TOTAL HEALTH CARE		3,969,452
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,246,686
TOTAL WEST VIRGINIA		6,606,850
Wisconsin - 1.0%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	720,000	725,144
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (d)	520,000	492,676
TOTAL EDUCATION		1,217,820
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (d)	30,000	32,263
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032 (Pre-refunded to 4/1/2028 at 100)	985,000	968,689
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	300,000	310,521
TOTAL ESCROWED/PRE-REFUNDED		1,311,473
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,403,346
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	927,211
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	891,115
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	842,166
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	825,270
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	615,000	538,376
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,611,823
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,329,068
TOTAL GENERAL OBLIGATIONS		9,368,375
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,402,852
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,974,915
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	867,618
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,690,702
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,946,779
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,264,142
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	4,059,351
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	1,965,000	1,968,194
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,590,000	3,459,180
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,707,634
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,965,812
TOTAL HEALTH CARE		28,307,179
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	14,095,000	11,455,116
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	4,700,000	3,290,000
TOTAL INDUSTRIAL DEVELOPMENT		14,745,116
TOTAL WISCONSIN		54,949,963
TOTAL MUNICIPAL SECURITIES (Cost $5,468,335,407)		5,484,107,703

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $165,011,564)	2.87	164,978,568	165,011,564

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $5,633,346,971)	5,649,119,267
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(90,753,491)
NET ASSETS - 100.0%	5,558,365,776

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,782,486 or 1.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Zero coupon bond which is issued at a discount.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	109,542,324	1,085,904,372	1,030,435,132	2,410,350	-	-	165,011,564	164,978,568	5.5%
Total	109,542,324	1,085,904,372	1,030,435,132	2,410,350	-	-	165,011,564

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	339,666,500	-	338,063,206	1,603,294
Electric Utilities	154,496,679	-	154,496,679	-
Escrowed/Pre-Refunded	11,720,695	-	11,720,695	-
General Obligations	2,116,842,969	-	2,116,842,969	-
Health Care	509,296,565	-	506,978,315	2,318,250
Housing	134,330,572	-	134,330,572	-
Industrial Development	90,899,038	-	90,899,038	-
Other	2,519,081	-	2,519,081	-
Special Tax	540,370,963	-	540,370,963	-
Tobacco Bonds	23,217,960	-	23,217,960	-
Transportation	1,337,552,407	-	1,337,552,407	-
Water & Sewer	223,194,274	-	223,194,274	-

Money Market Funds	165,011,564	165,011,564	-	-
Total Investments in Securities:	5,649,119,267	165,011,564	5,480,186,159	3,921,544
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,468,335,407)	$5,484,107,703
Fidelity Central Funds (cost $165,011,564)	165,011,564

Total Investment in Securities (cost $5,633,346,971)		$5,649,119,267
Cash		99,999
Receivable for investments sold		9,201
Receivable for fund shares sold		3,607,722
Interest receivable		59,306,080
Distributions receivable from Fidelity Central Funds		664,468
Other receivables		332
Total assets		5,712,807,069
Liabilities
Payable for investments purchased on a delayed delivery basis	$144,776,495
Payable for fund shares redeemed	3,166,591
Distributions payable	4,329,963
Accrued management fee	2,043,149
Distribution and service plan fees payable	81,730
Other payables and accrued expenses	43,365
Total liabilities		154,441,293
Net Assets		$5,558,365,776
Net Assets consist of:
Paid in capital		$5,608,122,143
Total accumulated earnings (loss)		(49,756,367)
Net Assets		$5,558,365,776

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($278,434,117 ÷ 22,472,340 shares)(a)		$12.39
Maximum offering price per share (100/96.00 of $12.39)		$12.91
Class M :
Net Asset Value and redemption price per share ($56,825,361 ÷ 4,582,280 shares)(a)		$12.40
Maximum offering price per share (100/96.00 of $12.40)		$12.92
Class C :
Net Asset Value and offering price per share ($14,199,652 ÷ 1,145,985 shares)(a)		$12.39
Fidelity Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($2,560,120,717 ÷ 206,485,515 shares)		$12.40
Class I :
Net Asset Value, offering price and redemption price per share ($1,989,601,875 ÷ 160,575,020 shares)		$12.39
Class Z :
Net Asset Value, offering price and redemption price per share ($659,184,054 ÷ 53,184,953 shares)		$12.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$86,699,416
Income from Fidelity Central Funds		2,410,350
Total income		89,109,766
Expenses
Management fee	$10,720,821
Distribution and service plan fees	494,149
Custodian fees and expenses	17,829
Independent trustees' fees and expenses	4,703
Registration fees	273,414
Audit fees	34,075
Legal	2,389
Miscellaneous	8,093
Total expenses before reductions	11,555,473
Expense reductions	(966)
Total expenses after reductions		11,554,507
Net Investment income (loss)		77,555,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,001,326)
Total net realized gain (loss)		(6,001,326)
Change in net unrealized appreciation (depreciation) on investment securities		43,287,448
Net gain (loss)		37,286,122
Net increase (decrease) in net assets resulting from operations		$114,841,381
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,555,259	$142,348,477
Net realized gain (loss)	(6,001,326)	(22,103,431)
Change in net unrealized appreciation (depreciation)	43,287,448	67,607,767
Net increase (decrease) in net assets resulting from operations	114,841,381	187,852,813
Distributions to shareholders	(74,790,163)	(137,633,973)

Share transactions - net increase (decrease)	857,769,482	(34,277,862)
Total increase (decrease) in net assets	897,820,700	15,940,978

Net Assets
Beginning of period	4,660,545,076	4,644,604,098
End of period	$5,558,365,776	$4,660,545,076

Financial Highlights
Fidelity Advisor® Municipal Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.178	.347	.328	.316	.282	.281
Net realized and unrealized gain (loss)	.063	.127	(.167)	.474	(1.700)	.057
Total from investment operations	.241	.474	.161	.790	(1.418)	.338
Distributions from net investment income	(.171)	(.333)	(.320)	(.310)	(.282)	(.281)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.171)	(.334)	(.321)	(.310)	(.282)	(.368)
Net asset value, end of period	$12.39	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C,D,E	1.97%	3.98%	1.32%	6.78%	(10.48)%	2.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.76 % H	.75%	.76%	.79%	.78%	.78%
Expenses net of all reductions, if any	.76% H	.75%	.76%	.79%	.78%	.78%
Net investment income (loss)	2.91% H	2.87%	2.68%	2.64%	2.31%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$278,434	$277,518	$278,011	$285,414	$268,394	$248,908
Portfolio turnover rate I	12 % H	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.33	$12.20	$12.35	$11.87	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.178	.348	.331	.319	.286	.285
Net realized and unrealized gain (loss)	.063	.117	(.158)	.474	(1.701)	.056
Total from investment operations	.241	.465	.173	.793	(1.415)	.341
Distributions from net investment income	(.171)	(.334)	(.322)	(.313)	(.285)	(.284)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.171)	(.335)	(.323)	(.313)	(.285)	(.371)
Net asset value, end of period	$12.40	$12.33	$12.20	$12.35	$11.87	$13.57
Total Return C,D,E	1.97%	3.90%	1.42%	6.80%	(10.45)%	2.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.76 % H	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions, if any	.76% H	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	2.91% H	2.87%	2.69%	2.66%	2.33%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$56,825	$59,703	$67,710	$76,093	$80,023	$105,966
Portfolio turnover rate I	12 % H	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.132	.257	.238	.230	.194	.181
Net realized and unrealized gain (loss)	.063	.127	(.167)	.473	(1.701)	.056
Total from investment operations	.195	.384	.071	.703	(1.507)	.237
Distributions from net investment income	(.125)	(.243)	(.230)	(.223)	(.193)	(.180)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.125)	(.244)	(.231)	(.223)	(.193)	(.267)
Net asset value, end of period	$12.39	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C,D,E	1.59%	3.13%	.66%	6.01%	(11.13)%	1.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.51 % H	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions, if any	1.51% H	1.50%	1.50%	1.51%	1.51%	1.52%
Net investment income (loss)	2.15% H	2.12%	1.94%	1.91%	1.58%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$14,200	$15,286	$19,918	$22,521	$25,358	$34,717
Portfolio turnover rate I	12 % H	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.33	$12.19	$12.35	$11.87	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.198	.386	.368	.355	.324	.327
Net realized and unrealized gain (loss)	.063	.128	(.167)	.475	(1.702)	.057
Total from investment operations	.261	.514	.201	.830	(1.378)	.384
Distributions from net investment income	(.191)	(.373)	(.360)	(.350)	(.322)	(.327)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.191)	(.374)	(.361)	(.350)	(.322)	(.414)
Net asset value, end of period	$12.40	$12.33	$12.19	$12.35	$11.87	$13.57
Total Return C,D	2.13%	4.31%	1.65%	7.12%	(10.18)%	2.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43% G	.43%	.44%	.46%	.46%	.45%
Expenses net of fee waivers, if any	.43 % G	.43%	.44%	.46%	.46%	.45%
Expenses net of all reductions, if any	.43% G	.43%	.44%	.46%	.46%	.45%
Net investment income (loss)	3.23% G	3.19%	3.00%	2.97%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,560,121	$2,522,929	$2,623,720	$2,783,280	$2,780,080	$3,786,660
Portfolio turnover rate H	12 % G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.193	.377	.359	.344	.311	.315
Net realized and unrealized gain (loss)	.064	.128	(.167)	.475	(1.699)	.057
Total from investment operations	.257	.505	.192	.819	(1.388)	.372
Distributions from net investment income	(.187)	(.364)	(.351)	(.339)	(.312)	(.315)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.187)	(.365)	(.352)	(.339)	(.312)	(.402)
Net asset value, end of period	$12.39	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C,D	2.10%	4.24%	1.58%	7.04%	(10.26)%	2.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.51%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.50 % G	.50%	.51%	.54%	.54%	.53%
Expenses net of all reductions, if any	.50% G	.50%	.51%	.54%	.54%	.53%
Net investment income (loss)	3.16% G	3.12%	2.93%	2.88%	2.55%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,989,602	$1,187,205	$1,214,721	$1,155,918	$834,090	$713,720
Portfolio turnover rate H	12 % G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.19	$12.34	$11.86	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.199	.389	.372	.359	.327	.331
Net realized and unrealized gain (loss)	.064	.118	(.156)	.476	(1.710)	.057
Total from investment operations	.263	.507	.216	.835	(1.383)	.388
Distributions from net investment income	(.193)	(.376)	(.365)	(.355)	(.327)	(.331)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.087)
Total distributions	(.193)	(.377)	(.366)	(.355)	(.327)	(.418)
Net asset value, end of period	$12.39	$12.32	$12.19	$12.34	$11.86	$13.57
Total Return C,D	2.15%	4.26%	1.77%	7.17%	(10.22)%	2.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.41%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.40 % G	.40%	.40%	.42%	.42%	.42%
Expenses net of all reductions, if any	.40% G	.40%	.40%	.42%	.42%	.42%
Net investment income (loss)	3.26% G	3.22%	3.03%	3.01%	2.67%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$659,184	$597,904	$440,524	$354,703	$234,680	$234,982
Portfolio turnover rate H	12 % G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$115,938,070
Gross unrealized depreciation	(88,011,233)
Net unrealized appreciation (depreciation)	$27,926,837
Tax cost	$5,621,192,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,024,335)
Long-term	(56,982,308)
Total capital loss carryforward	$(72,006,643)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	1,256,017,951	292,611,164
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.42
Class I	.49
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	347,691	-
Class M	- %	.25%	73,309	-
Class C	.75%	.25%	73,149	7,379
			494,149	7,379

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,477
Class M	428
Class C A	3
6,908

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income Fund	105,379,652	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Municipal Income Fund	2,962
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $966.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$3,854,844	$7,430,560
Class M	812,352	1,740,978
Class C	147,860	344,157
Fidelity Municipal Income Fund	39,254,077	77,844,367
Class I	20,898,829	34,282,738
Class Z	9,822,201	15,991,173
Total	$74,790,163	$137,633,973
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Municipal Income Fund
Class A
Shares sold	2,118,894	4,073,639	$26,160,212	$49,475,412
Reinvestment of distributions	198,565	393,747	2,452,160	4,764,482
Shares redeemed	(2,373,970)	(4,755,520)	(29,307,026)	(57,470,225)
Net increase (decrease)	(56,511)	(288,134)	$(694,654)	$(3,230,331)
Class M
Shares sold	21,379	148,585	$265,074	$1,795,329
Reinvestment of distributions	57,248	125,898	707,598	1,524,461
Shares redeemed	(338,752)	(984,263)	(4,183,587)	(11,908,057)
Net increase (decrease)	(260,125)	(709,780)	$(3,210,915)	$(8,588,267)
Class C
Shares sold	126,747	212,761	$1,566,972	$2,574,748
Reinvestment of distributions	11,257	26,073	139,006	315,405
Shares redeemed	(232,825)	(632,680)	(2,871,972)	(7,636,322)
Net increase (decrease)	(94,821)	(393,846)	$(1,165,994)	$(4,746,169)
Fidelity Municipal Income Fund
Shares sold	12,323,489	22,737,410	$152,110,671	$274,576,553
Reinvestment of distributions	2,338,279	4,756,081	28,898,017	57,599,202
Shares redeemed	(12,847,168)	(38,009,815)	(158,557,830)	(457,895,354)
Net increase (decrease)	1,814,600	(10,516,324)	$22,450,858	$(125,719,599)
Class I
Shares sold	74,415,108	31,043,063	$908,817,620	$374,896,932
Reinvestment of distributions	731,231	1,033,657	9,035,251	12,509,936
Shares redeemed	(10,945,314)	(35,394,442)	(135,094,613)	(427,262,901)
Net increase (decrease)	64,201,025	(3,317,722)	$782,758,258	$(39,856,033)
Class Z
Shares sold	9,154,989	28,923,539	$112,926,678	$347,914,669
Reinvestment of distributions	629,060	1,046,929	7,771,976	12,688,531
Shares redeemed	(5,120,687)	(17,591,596)	(63,066,725)	(212,740,663)
Net increase (decrease)	4,663,362	12,378,872	$57,631,929	$147,862,537
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704645.128
HIY-SANN-0826
Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Minnesota Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.8%
	Principal Amount (a)	Value ($)
Guam - 0.7%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,041,452
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2028	1,550,000	1,589,974
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,275,000	1,372,303
TOTAL SPECIAL TAX		2,962,277
TOTAL GUAM		4,003,729
Michigan,Minnesota,New York - 0.9%
Synthetics - 0.9%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 BAML6027, 3.1% 12/1/2030 (Liquidity Facility Bank of America, N.A.) (c)(d)	5,200,000	5,200,000
Minnesota - 95.7%
Education - 9.8%
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2028 (Univ of MN Foundation Guaranteed)	450,000	475,450
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2029 (Univ of MN Foundation Guaranteed)	300,000	322,956
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2030 (Univ of MN Foundation Guaranteed)	310,000	339,553
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2031 (Univ of MN Foundation Guaranteed)	560,000	621,813
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2027	200,000	203,154
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2028	250,000	260,019
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2029	350,000	371,092
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2030	375,000	404,856
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2031	375,000	411,505
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2032	330,000	367,313
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2033	200,000	225,404
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2034	285,000	324,548
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2035	275,000	315,838
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2036	135,000	156,028
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2037	300,000	342,885
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2038	300,000	339,933
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2039	325,000	366,230
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2040	275,000	308,252
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2041	200,000	222,485
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2042	225,000	249,035
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2043	205,000	225,846
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2044	200,000	218,621
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2045	225,000	244,088
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2046	285,000	306,404
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5% 3/1/2051	1,150,000	1,210,976
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5.25% 3/1/2056	1,000,000	1,065,767
Minnesota Health & Education Facilities Authority (Macalester College, MN Proj.) Series 2026, 5.5% 3/1/2066	3,000,000	3,255,814
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2027	1,000,000	1,030,833
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2028	1,000,000	1,050,311
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2029	750,000	800,050
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2030	675,000	730,862
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2031	625,000	685,420
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,543,104
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,013,340
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	6,018,670
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	190,050
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	194,793
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	480,970
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	284,881
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	199,151
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	445,673
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	678,686
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	731,448
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	217,506
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	599,404
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	648,158
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	366,510
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	155,571
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	261,342
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	405,169
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	155,008
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	128,655
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	128,095
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	102,044
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,469,125
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	414,528
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	601,452
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	688,725
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	471,459
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	130,000	132,751
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,181,133
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,659,236
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,626,391
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	908,999
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	425,782
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (c)	3,000,000	3,038,915
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,319,153
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,253,674
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (e)	3,600,000	3,853,185
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,102,851
TOTAL EDUCATION		58,548,928
Electric Utilities - 4.8%
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2036 (Assured Guaranty Inc Insured)	315,000	300,605
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2037 (Assured Guaranty Inc Insured)	255,000	240,019
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2038 (Assured Guaranty Inc Insured)	240,000	222,606
Central Minnesota Municipal Power Agency Series 2021, 4% 1/1/2042 (Assured Guaranty Inc Insured)	340,000	341,542
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,001,972
Chaska Minn Elec Rev 5% 10/1/2029	785,000	787,999
Elk River Minn Elec Rev Series 2021B, 2% 8/1/2036	400,000	330,668
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,001,852
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	242,554
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	401,846
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,003,557
Moorhead Minn Pub Util Rev Series 2016 A, 2.625% 11/1/2033	755,000	698,419
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2035	795,000	717,059
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2036	815,000	718,245
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	500,979
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	921,878
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	521,057
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	350,709
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	404,505
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	479,937
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	524,991
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Inc Insured)	1,050,000	1,125,525
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Inc Insured)	500,000	544,400
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Inc Insured)	345,000	372,469
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Inc Insured)	360,000	387,881
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	650,000	671,232
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,821
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	590,000	563,493
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	485,844
Southern Minnesota Municipal Power Agency 5% 1/1/2029	2,175,000	2,295,747
Southern Minnesota Municipal Power Agency 5% 1/1/2030	1,900,000	2,041,260
Southern Minnesota Municipal Power Agency 5% 1/1/2031	800,000	872,452
Southern Minnesota Municipal Power Agency 5% 1/1/2032	675,000	747,449
Southern Minnesota Municipal Power Agency 5% 1/1/2033	775,000	866,842
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,235,000	1,325,999
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2031	1,000,000	1,096,323
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2032	1,175,000	1,305,536
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2033	1,600,000	1,798,660
TOTAL ELECTRIC UTILITIES		28,313,932
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	543,023
General Obligations - 44.3%
Aitkin Cnty Minn Gen. Oblig. 3.2% 2/1/2038	250,000	234,180
Aitkin Cnty Minn Gen. Oblig. 3.25% 2/1/2039	465,000	432,624
Annandale Minn Indpt Sch Dist No 876 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	600,000	543,595
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,276
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,354,792
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,420,395
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,806,863
Becker Minn Gen. Oblig. Series 2021A, 2% 2/1/2031	810,000	742,131
Big Lake Minn Indpt Sch Dist No 727 Series 2022A, 2% 2/1/2034 (Minnesota St Guaranteed)	640,000	543,216
Bloomington MN Gen. Oblig. Series 2026C, 5% 2/1/2041	1,165,000	1,300,954
Brooklyn Park Minn Gen. Oblig. Series 2026 A, 5% 2/1/2038	1,000,000	1,109,728
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	924,514
Burnsville MN Gen. Oblig. Series 2020 A, 2% 12/20/2040	530,000	403,275
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,205,769
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	890,118
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	920,214
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2035 (Minnesota St Guaranteed)	375,000	321,977
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2036 (Minnesota St Guaranteed)	550,000	462,009
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,077,244
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,113,337
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,084,060
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	459,143
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	471,993
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,046,819
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	250,000	203,406
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	805,000	627,353
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	645,000	596,126
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	475,000	424,107
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2031 (Minnesota St Guaranteed) (b)	2,750,000	2,369,674
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	1,900,000	1,576,719
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	1,925,000	1,535,520
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (b)	2,380,000	1,820,615
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,661,346
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2039 (Minnesota St Guaranteed)	650,000	513,005
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2040 (Minnesota St Guaranteed)	710,000	543,373
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,081,457
Elk River Minn Gen. Oblig. 2% 8/1/2037	275,000	220,563
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,902,511
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	292,748
Hopkins Minn Ind Sch Dst 270 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	3,000,000	2,966,367
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,339,263
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	510,588
Jackson Cnty Cent MN Isd#2895 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	700,000	638,866
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	997,366
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	1,005,266
Lakevill MN Indpt Sch Dist 194 2% 2/1/2034 (Minnesota St Guaranteed)	720,000	638,264
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,231,431
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,663,395
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,434,685
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,232,274
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,239,118
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,533,717
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	609,768
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	664,351
McGregor Independent School District No 4 Series 2020 A, 2% 2/1/2041 (Minnesota St Guaranteed)	440,000	317,129
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,810,230
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	853,146
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2037	3,060,000	2,552,893
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,234,318
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2027	3,500,000	3,555,961
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2028	3,500,000	3,648,624
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2029	2,645,000	2,811,355
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2030	2,900,000	3,141,330
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2031	2,940,000	3,239,608
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2032	2,845,000	3,182,328
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2033	2,825,000	3,201,960
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2026 A, 5% 3/1/2034	2,620,000	3,002,714
Minneapolis MN Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	350,698
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2041	4,885,000	4,418,472
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2042	4,510,000	4,024,683
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,286,622
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,345,693
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,774,520
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,436,438
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,631,859
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,035,607
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	927,844
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,303,585
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,776,598
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,260,672
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,314,898
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,694,614
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,773,488
Minneapolis Special School District No 1 Series 2025 C, 5% 2/1/2030 (Minnesota St Guaranteed)	6,340,000	6,848,053
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,910
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,685
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,500
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,035,876
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (c)	7,000,000	7,094,372
Minnesota Municipal Gas Agency Series 2026A, 5% 9/1/2035 (Nomura Holdings Inc Guaranteed)	6,000,000	6,260,966
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,774,103
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	407,393
Minnesota St Gen. Oblig. Series 2020 B, 2% 8/1/2034	1,335,000	1,161,877
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,689,288
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	4,047,978
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	3,017,279
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2028 (Minnesota St Guaranteed) (b)	185,000	177,378
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	200,000	186,215
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	195,000	175,898
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2031 (Minnesota St Guaranteed) (b)	155,000	135,323
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	150,000	126,477
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2044 (Minnesota St Guaranteed) (b)	2,325,000	1,116,773
Moorhead Minn ISD No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,175,305
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	271,095
Moorhead MN Gen. Oblig. Series 2025 A, 3.25% 9/1/2028	2,125,000	2,124,964
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,919,744
Murray Cnty Minn Gen. Oblig. 2% 4/1/2036	605,000	498,632
Murray Cnty Minn Gen. Oblig. 2.125% 4/1/2037	620,000	505,808
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2038	630,000	509,617
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2039	645,000	511,011
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2040	660,000	505,694
Murray Cnty Minn Gen. Oblig. 2.375% 4/1/2041	675,000	509,614
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	206,062
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,022,783
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2028 (Minnesota St Guaranteed) (b)	140,000	133,272
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	145,000	128,094
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	260,000	212,765
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	250,000	196,982
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2034 (Minnesota St Guaranteed) (b)	265,000	200,314
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2035 (Minnesota St Guaranteed) (b)	450,000	323,583
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2036 (Minnesota St Guaranteed) (b)	450,000	309,873
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2037 (Minnesota St Guaranteed) (b)	350,000	229,606
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2038 (Minnesota St Guaranteed) (b)	350,000	218,080
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2039 (Minnesota St Guaranteed) (b)	350,000	206,753
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2040 (Minnesota St Guaranteed) (b)	335,000	186,823
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2041 (Minnesota St Guaranteed) (b)	275,000	143,317
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2042 (Minnesota St Guaranteed) (b)	250,000	123,352
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2043 (Minnesota St Guaranteed) (b)	275,000	128,082
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2044 (Minnesota St Guaranteed) (b)	200,000	87,209
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2045 (Minnesota St Guaranteed) (b)	125,000	51,058
Nicollet MN Indpt Sch Dist 507 Series 2026A, 0% 2/1/2047 (Minnesota St Guaranteed) (b)	325,000	114,951
Nobles Cnty Minn Gen. Oblig. Series 2020B, 2.125% 1/1/2045	810,000	553,502
North Mankato Minn For Issuesdtd Prior To 08/01/07 See 660750 Gen. Oblig. Series 2021 A, 2% 2/1/2032	675,000	605,748
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,678,050
Northfield Minn Gen. Oblig. 2% 2/1/2029	155,000	151,313
Olmsted Cnty MN Gen. Oblig. Series 2016 A, 2% 2/1/2029	2,160,000	2,091,013
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,532,377
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,170,285
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	2,039,815
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,485,309
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,569,273
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2% 2/1/2037 (Minnesota St Guaranteed)	1,000,000	816,304
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.25% 2/1/2043 (Minnesota St Guaranteed)	1,275,000	925,639
Plymouth Minn Gen. Oblig. Series 2020A, 2% 2/1/2041	2,485,000	1,852,889
Ramsey Cnty MN Gen. Oblig. Series 2021 A, 2% 2/1/2040	500,000	378,587
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	730,877
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	826,057
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	934,383
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	490,000	465,801
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	868,302
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	1,040,393
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,057,724
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	1,012,495
Rochester MN Ind Sch Dist No 535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,451,247
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	859,301
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,128,655
Sartell MN Indpt Sch Dist 748 Series 2016A, 0% 2/1/2039 (Minnesota St Guaranteed) (b)	3,310,000	1,921,859
Sauk Rapids MN ISD No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,464,884
Sauk Rapids MN ISD No 47 Series 2026 A, 3% 2/1/2039 (Minnesota St Guaranteed)	1,230,000	1,123,639
Sauk Rapids MN ISD No 47 Series 2026 A, 3% 2/1/2040 (Minnesota St Guaranteed)	1,260,000	1,144,656
Sauk Rapids MN ISD No 47 Series 2026 A, 4.25% 2/1/2046 (Minnesota St Guaranteed)	2,500,000	2,507,980
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	292,732
South Washington Cnty MN Ind Sch Dist No 833 Series 2026A, 5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	1,111,143
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2027 (Minnesota St Guaranteed) (b)	305,000	299,712
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	630,000	562,698
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2040	465,000	347,712
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2041	475,000	343,768
St Louis Park MN Gen. Oblig. Series 2020A, 2.125% 2/1/2042	480,000	345,240
St Paul MN Indpt Sch Dist No 625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,606,317
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	530,471
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	270,194
Stewartville Independent School District No 534 Series 2022A, 2% 2/1/2032 (State of Michigan Guaranteed)	785,000	716,442
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,899,197
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed)	3,050,000	3,326,907
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2029	1,100,000	1,184,993
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2030	680,000	744,665
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,020,492
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	835,573
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,422,451
Watertown Minn ISD No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	1,000,000	908,401
West St Paul MN Indept Sch Dis 2% 2/1/2032 (Minnesota St Guaranteed)	765,000	693,083
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,962,287
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,956,143
West St Paul MN Indept Sch Dis Series 2018 A, 4% 2/1/2029 (Minnesota St Guaranteed)	1,185,000	1,194,424
White Bear Lk MN Indpt SD 624 Series 2020A, 2.25% 2/1/2037 (Minnesota St Guaranteed)	5,770,000	4,891,573
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,077,307
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,774,293
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,841,648
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,319,953
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,382,601
TOTAL GENERAL OBLIGATIONS		264,402,919
Health Care - 17.6%
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.375% 9/1/2045	400,000	419,413
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.5% 9/1/2055	500,000	516,800
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	229,887
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	304,451
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	352,201
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	343,534
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	358,392
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	372,706
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	309,627
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	406,840
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	421,336
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	553,394
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	563,909
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,161,050
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	252,676
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	976,580
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,100,301
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,335,553
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,115,000	1,945,890
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	829,736
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,260,000	1,187,136
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	695,570
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,500,760
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,300,590
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,000,401
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,413,604
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,940,860
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,009,385
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	907,689
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	584,570
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	503,677
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,106,943
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,311,753
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,382,956
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,471,158
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,449,242
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,790,015
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,258,222
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (c)	11,625,000	12,493,248
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	6,000,000	5,488,387
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,473,906
Minnesota Agricultural & Economic Development Board (Fairview Hsp & Hltcare Srv Sys Proj.) 3.05% 11/15/2065, LOC Bank of America NA VRDN (c)	7,780,000	7,780,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 2.55% 11/15/2038 VRDN (c)	3,125,000	3,125,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 4.375% 11/15/2053	1,000,000	977,312
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,689,618
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2026A, 5% 11/15/2033	2,000,000	2,251,086
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2026A, 5% 11/15/2036	2,000,000	2,295,794
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	1,000,000	1,021,220
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	643,699
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,066,275
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,641,968
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	175,000	166,886
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	470,286
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	662,989
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	861,155
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	675,848
St Paul Pk Minn Hsg Rev (Phs Norris Sq Proj.) Series 2026, 5.5% 6/1/2062	1,000,000	1,003,237
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	287,444
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	302,094
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	407,996
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	428,829
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	400,022
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,999,144
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	500,001
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	996,351
TOTAL HEALTH CARE		104,678,602
Housing - 12.5%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (c)	3,250,000	3,260,863
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,456,160	2,209,504
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,710,040	5,636,889
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,338,913
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	710,000	704,355
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	4,230,000	4,229,077
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,120,000	2,117,275
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,185,000	1,198,152
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	1,680,000	1,778,383
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,066,280
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	2,520,000	2,496,286
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (e)	830,000	723,010
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	760,000	749,819
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,140,000	2,255,090
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	820,000	874,353
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,630,000	1,754,466
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 2.5% 7/1/2040	300,000	247,877
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	610,000	609,741
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	715,423
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.1% 7/1/2036	950,000	803,067
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,645,329
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,464,854
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,205,000	5,605,446
Minnesota St Hsg Fin Agy (MN Residential Hsg Proj.) Series 2026A, 6% 7/1/2056	10,000,000	11,215,420
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	597,643	538,122
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,237,349	1,010,120
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2020 B, 2.35% 6/1/2050	530,187	427,790
Minnesota St Hsg Fin Agy Series 2025 L, 6% 7/1/2056	5,990,000	6,575,696
Minnesota St Hsg Fin Agy Series 2026 F, 6% 7/1/2056	6,000,000	6,652,895
Woodbury Minn Hsg & Redev Authmultifamily Hsg Rev Series 2025, 3.2% tender 2/1/2046 (c)	2,600,000	2,609,033
TOTAL HOUSING		74,513,528
Other - 0.6%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,029,659
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	645,136
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	722,354
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,443,358
TOTAL OTHER		3,840,507
Transportation - 5.7%
Minneapolis Met Airport Commis 5% 1/1/2027 (e)	350,000	353,439
Minneapolis Met Airport Commis 5% 1/1/2028 (e)	430,000	434,290
Minneapolis Met Airport Commis 5% 1/1/2029 (e)	240,000	242,331
Minneapolis Met Airport Commis 5% 1/1/2030 (e)	480,000	484,500
Minneapolis Met Airport Commis 5% 1/1/2031 (e)	200,000	201,821
Minneapolis Met Airport Commis 5% 1/1/2032 (e)	200,000	201,757
Minneapolis Met Airport Commis 5% 1/1/2033 (e)	220,000	221,861
Minneapolis Met Airport Commis 5% 1/1/2034 (e)	225,000	226,825
Minneapolis Met Airport Commis 5% 1/1/2035 (e)	225,000	226,742
Minneapolis Met Airport Commis 5% 1/1/2036 (e)	220,000	221,615
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,540,000	4,594,778
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,400,000	2,428,062
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,932,976
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (e)	1,780,000	1,776,611
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (e)	1,300,000	1,401,840
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (e)	1,600,000	1,630,537
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (e)	3,000,000	3,219,219
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (e)	12,690,000	13,354,237
TOTAL TRANSPORTATION		34,153,441
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	871,808
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	978,531
TOTAL WATER & SEWER		1,850,339
TOTAL MINNESOTA		570,845,219
Puerto Rico - 1.5%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,705,673	1,249,770
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	629,778
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,549,545
TOTAL GENERAL OBLIGATIONS		3,429,093
Health Care - 0.5%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	101,471
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	77,015
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	954,102
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	595,329
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	1,380,000	1,458,799
TOTAL HEALTH CARE		3,186,716
Housing - 0.4%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	2,565,000	2,632,406
TOTAL PUERTO RICO		9,248,215
TOTAL MUNICIPAL SECURITIES (Cost $589,715,558)		589,297,163

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $589,715,558)	589,297,163
NET OTHER ASSETS (LIABILITIES) - 1.2%	7,394,507
NET ASSETS - 100.0%	596,691,670

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	58,548,928	-	58,548,928	-
Electric Utilities	29,355,384	-	29,355,384	-
Escrowed/Pre-Refunded	543,023	-	543,023	-
General Obligations	267,832,012	-	267,832,012	-
Health Care	107,865,318	-	107,865,318	-
Housing	77,145,934	-	77,145,934	-
Other	3,840,507	-	3,840,507	-
Special Tax	2,962,277	-	2,962,277	-
Synthetics	5,200,000	-	5,200,000	-
Transportation	34,153,441	-	34,153,441	-
Water & Sewer	1,850,339	-	1,850,339	-

Total Investments in Securities:	589,297,163	-	589,297,163	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $589,715,558)		$589,297,163
Cash		8,842
Receivable for fund shares sold		717,252
Interest receivable		7,711,389
Other receivables		191
Total assets		597,734,837
Liabilities
Payable for fund shares redeemed	$200,526
Distributions payable	589,585
Accrued management fee	223,483
Other payables and accrued expenses	29,573
Total liabilities		1,043,167
Net Assets		$596,691,670
Net Assets consist of:
Paid in capital		$611,087,657
Total accumulated earnings (loss)		(14,395,987)
Net Assets		$596,691,670
Net Asset Value, offering price and redemption price per share ($596,691,670 ÷ 53,115,961 shares)		$11.23
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$10,115,365
Expenses
Management fee	$1,313,514
Custodian fees and expenses	2,631
Independent trustees' fees and expenses	571
Registration fees	44,835
Audit fees	27,458
Legal	14,125
Miscellaneous	972
Total expenses before reductions	1,404,106
Expense reductions	(987)
Total expenses after reductions		1,403,119
Net Investment income (loss)		8,712,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(66,649)
Total net realized gain (loss)		(66,649)
Change in net unrealized appreciation (depreciation) on investment securities		(309,578)
Net gain (loss)		(376,227)
Net increase (decrease) in net assets resulting from operations		$8,336,019
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,712,246	$16,186,144
Net realized gain (loss)	(66,649)	(3,865,947)
Change in net unrealized appreciation (depreciation)	(309,578)	12,653,084
Net increase (decrease) in net assets resulting from operations	8,336,019	24,973,281
Distributions to shareholders	(7,678,867)	(14,602,432)

Share transactions
Proceeds from sales of shares	68,199,422	138,335,269
Reinvestment of distributions	4,463,932	8,365,649
Cost of shares redeemed	(41,906,730)	(122,353,619)

Net increase (decrease) in net assets resulting from share transactions	30,756,624	24,347,299
Total increase (decrease) in net assets	31,413,776	34,718,148

Net Assets
Beginning of period	565,277,894	530,559,746
End of period	$596,691,670	$565,277,894

Other Information
Shares
Sold	6,076,045	12,602,830
Issued in reinvestment of distributions	397,951	760,676
Redeemed	(3,742,432)	(11,205,297)
Net increase (decrease)	2,731,564	2,158,209

Financial Highlights
Fidelity® Minnesota Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$11.00	$11.16	$10.88	$12.01	$12.18
Income from Investment Operations
Net investment income (loss) A,B	.167	.336	.313	.259	.230	.227
Net realized and unrealized gain (loss)	(.009)	.187	(.181)	.277	(1.126)	(.143)
Total from investment operations	.158	.523	.132	.536	(.896)	.084
Distributions from net investment income	(.148)	(.301)	(.291)	(.256)	(.229)	(.222)
Distributions from net realized gain	-	(.002)	(.001)	-	(.005)	(.032)
Total distributions	(.148)	(.303)	(.292)	(.256)	(.234)	(.254)
Net asset value, end of period	$11.23	$11.22	$11.00	$11.16	$10.88	$12.01
Total Return C,D	1.41%	4.85%	1.20%	5.02%	(7.47)%	.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.47%	.48%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.49 % G	.47%	.47%	.50%	.50%	.49%
Expenses net of all reductions, if any	.48% G	.47%	.47%	.50%	.50%	.48%
Net investment income (loss)	3.01% G	3.06%	2.83%	2.38%	2.07%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$596,692	$565,278	$530,560	$560,271	$572,868	$699,070
Portfolio turnover rate H	10 % G	29%	26%	19%	17%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,607,943
Gross unrealized depreciation	(7,252,598)
Net unrealized appreciation (depreciation)	$3,355,345
Tax cost	$585,941,818

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,241,599)
Long-term	(16,838,533)
Total capital loss carryforward	$(18,080,132)
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	88,896,492	26,015,364
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Minnesota Municipal Income Fund	357
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $987.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705580.128
MNF-SANN-0826
Fidelity® Michigan Municipal Income Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Michigan Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 95.1%
	Principal Amount (a)	Value ($)
Guam - 0.8%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,041,452
Water & Sewer - 0.6%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2039	1,000,000	1,100,246
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2040	1,105,000	1,207,250
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2043	750,000	822,669
TOTAL WATER & SEWER		3,130,165
TOTAL GUAM		4,171,617
Michigan - 93.4%
Education - 8.5%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,715,000	1,884,042
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,010,000	1,100,244
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Inc Insured)	800,000	863,722
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	2,000,000	2,101,822
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,120,674
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,275,480
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,424,483
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,683,980
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	696,178
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,391,364
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	279,810
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	50,000	49,940
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	983,437
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,177,296
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,328,073
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,070,641
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,491,737
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,186,253
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	2,150,000	2,312,103
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,656,665
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	904,693
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	498,352
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,365,678
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,705,250
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	409,764
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	397,844
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	407,417
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	406,072
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	431,535
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,129,769
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,345,764
Wayne St Univ MI Univ Revs Series 2025A, 5.25% 11/15/2055	1,000,000	1,054,866
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Inc Insured)	150,000	163,894
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Inc Insured)	300,000	327,061
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Inc Insured)	400,000	431,006
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Inc Insured)	625,000	668,806
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Inc Insured)	635,000	674,841
Western MI Univ Revs Series 2025A, 5.25% 11/15/2054	1,000,000	1,052,279
TOTAL EDUCATION		43,452,835
Electric Utilities - 5.6%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	4,000,000	4,150,894
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026A, 5% tender 7/1/2051 (c)	5,500,000	6,046,103
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	781,316
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	901,481
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	781,239
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,001,539
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	706,021
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,831,298
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,071,217
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	650,038
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (c)(e)	7,000,000	7,012,058
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,839,394
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,791,573
TOTAL ELECTRIC UTILITIES		28,564,171
General Obligations - 28.9%
Barry Cnty Mich Gen. Oblig. 2% 3/1/2037	260,000	203,532
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	562,230
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	222,431
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	346,643
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	406,009
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	494,998
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	446,162
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	564,522
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	611,038
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,209,579
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	644,136
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	725,200
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	388,809
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	852,292
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	394,010
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	476,990
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	502,599
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	332,599
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	308,874
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	658,513
Brighton MI Area School Dist Series 2020, 3% 5/1/2036 (State of Michigan Guaranteed)	1,260,000	1,148,328
Byron Center MI Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,731,575
Charles Stewart Mott Cmnty College Dist MI Gen. Oblig. Series 2020, 2.125% 5/1/2034 (Assured Guaranty Inc Insured)	825,000	702,743
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Inc Insured)	4,810,000	4,922,697
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	2,000,000	2,127,526
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,124,355
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Inc Insured)	800,000	893,773
Crestwood Mich Sch Dist 5% 5/1/2045 (State of Michigan Guaranteed)	400,000	432,055
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,113,374
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	464,721
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	495,156
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	520,379
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,977,445
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,268,064
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,678,728
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,823,848
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	4,000,996
Farmington MI Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	3,008,881
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	825,981
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (e)	525,000	552,987
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (e)	425,000	454,851
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (e)	725,000	787,817
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (e)	725,000	795,891
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (e)	1,000,000	1,091,174
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (e)	1,000,000	1,087,479
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (e)	700,000	752,218
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (e)	1,170,000	1,252,163
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (e)	1,000,000	1,066,538
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (e)	1,000,000	1,063,030
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (e)	1,100,000	1,163,217
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (e)	2,000,000	2,068,605
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (e)	3,040,000	3,131,493
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2055	2,000,000	2,079,828
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	480,000	488,465
Grandville MI Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,007,187
Grandville MI Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,312,151
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	974,405
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	409,985
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,916,097
Kalamazoo Cnty Mich Gen. Oblig. 2% 5/1/2037	2,495,000	1,994,303
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,692,203
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,295,570
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,882,382
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2031 (State of Michigan Guaranteed)	605,000	664,635
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2032 (State of Michigan Guaranteed)	580,000	645,286
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	755,000	855,386
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,134,941
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2038 (State of Michigan Guaranteed)	1,400,000	1,577,761
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,778,561
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,032,453
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	7,106,890
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 10/15/2029	1,190,000	1,281,427
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,162,896
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,317,620
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	2,000,000	2,224,264
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5% 10/15/2050	2,000,000	2,116,133
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 10/15/2050	2,000,000	2,157,382
Midland Cnty Mich Wtr Supply Sys Lee Twp (Midland Cnty Mich Proj.) Gen. Oblig. Series 2020, 3% 9/1/2048	695,000	537,625
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2038 (e)	1,120,000	1,233,666
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2039 (e)	1,280,000	1,402,210
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2040 (e)	725,000	790,085
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5.25% 1/1/2056 (e)	1,040,000	1,087,780
Okemos Mich School Dist Series 2026 III, 5% 5/1/2027 (State of Michigan Guaranteed)	175,000	178,532
Okemos Mich School Dist Series 2026 III, 5% 5/1/2028 (State of Michigan Guaranteed)	380,000	396,795
Okemos Mich School Dist Series 2026 III, 5% 5/1/2030 (State of Michigan Guaranteed)	150,000	162,120
Okemos Mich School Dist Series 2026 III, 5% 5/1/2031 (State of Michigan Guaranteed)	100,000	109,762
Okemos Mich School Dist Series 2026 III, 5% 5/1/2032 (State of Michigan Guaranteed)	160,000	178,010
Okemos Mich School Dist Series 2026 III, 5% 5/1/2033 (State of Michigan Guaranteed)	125,000	140,718
Orion Charter Twp Mich Gen. Oblig. Series 2020, 2% 4/1/2034	795,000	680,291
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	841,469
Portage MI Pub Schs 4% 11/1/2042	1,000,000	992,562
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,501,784
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,250,892
Portage MI Pub Schs Series 2026, 4.5% 11/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,004,741
Portage MI Pub Schs Series 2026, 5% 11/1/2030 (Assured Guaranty Inc Insured)	2,450,000	2,672,390
Portage MI Pub Schs Series 2026, 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,845,000	2,043,148
Portage MI Pub Schs Series 2026, 5% 11/1/2032 (Assured Guaranty Inc Insured)	3,065,000	3,438,400
Portage Mich Gen. Oblig. 2% 7/1/2035	780,000	645,376
Portage Mich Gen. Oblig. 2% 7/1/2036	795,000	641,178
Portage Mich Gen. Oblig. 2% 7/1/2037	810,000	636,914
Saginaw Cnty MI Gen. Oblig. Series 2020B, 3% 12/1/2040	500,000	447,055
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,379,190
Utica MI Cmnty Schs Series 2026, 5% 5/1/2041 (State of Michigan Guaranteed)	3,000,000	3,338,981
Walled Lake MI Cons Sch Dist Series 2026, 5% 5/1/2048 (State of Michigan Guaranteed)	750,000	793,444
Walled Lake MI Cons Sch Dist Series 2026, 5% 5/1/2056 (State of Michigan Guaranteed)	3,000,000	3,123,224
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed)	3,105,000	3,516,339
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,142,172
Warren Mich Gen. Oblig. 5% 5/1/2043	1,350,000	1,483,106
Warren Mich Gen. Oblig. Series 2023, 5% 6/1/2039	1,310,000	1,432,654
Warren Mich Gen. Oblig. Series 2026, 5% 5/1/2042	1,235,000	1,362,106
Woodhaven Brownstown MI SD 5% 5/1/2055 (State of Michigan Guaranteed)	1,000,000	1,037,080
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	794,200
Wyandotte Mich City Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	300,000	334,009
Wyandotte Mich City Sch Dist 5% 5/1/2041 (State of Michigan Guaranteed)	375,000	414,980
TOTAL GENERAL OBLIGATIONS		147,152,453
Health Care - 12.5%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,711,028
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	2,030,000	1,867,733
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,797,314
Kent MI Hosp Fin Auth (Mary Free Bed Rehabilitation Hospital Proj.) Series 2021 A, 4% 4/1/2041	2,805,000	2,714,542
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	446,392
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	860,000	862,213
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	2,055,589
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,956,903
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,171,958
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,898,009
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,917,962
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,138,179
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (c)	4,190,000	4,017,918
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,965,890
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,865,975
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	731,514
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,346,563
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,481,370
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	170,000	170,171
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,511,181
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	460,000	470,556
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2027	1,120,000	1,142,656
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2028	785,000	817,290
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2029	1,280,000	1,355,551
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2030	1,700,000	1,828,851
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2031	3,560,000	3,880,934
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2033	5,000,000	5,544,835
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	780,477
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,433,648
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	489,598
TOTAL HEALTH CARE		63,372,800
Housing - 7.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2026A, 6% 12/1/2056	3,000,000	3,321,150
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	1,345,000	1,333,463
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,435,000	1,435,303
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,440,000	1,500,228
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	1,615,000	1,703,866
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	1,930,000	2,124,347
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	195,000	195,243
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	600,000	604,208
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	965,000	969,071
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,665,000	1,647,013
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023 B, 5.75% 6/1/2054	1,515,000	1,619,217
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 3.8% 12/1/2033	1,490,000	1,502,129
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,140,000	2,310,177
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	2,925,000	2,465,634
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,440,683
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	2,095,000	1,392,361
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,452,048
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,924,525
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,899,276
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	2,049,503
TOTAL HOUSING		35,889,445
Industrial Development - 1.0%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (c)(e)	5,000,000	5,004,621
Special Tax - 2.5%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	890,000	926,902
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,253,199
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,039,428
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,296,722
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,595,000	1,649,872
Michigan Strategic Fnd (Bedrock Detroit Tif Proj.) Series 2026, 4.25% 10/1/2036 (d)	1,500,000	1,519,849
Michigan Strategic Fnd (Bedrock Detroit Tif Proj.) Series 2026, 4.625% 10/1/2041 (d)	1,650,000	1,673,827
Michigan Strategic Fnd (Bedrock Detroit Tif Proj.) Series 2026, 5.5% 10/1/2053 (d)	2,250,000	2,295,175
TOTAL SPECIAL TAX		12,654,974
Tobacco Bonds - 3.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	2,034,142
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	2,015,886
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,986,850
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,271,789
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,111,080
TOTAL TOBACCO BONDS		15,419,747
Transportation - 12.7%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Inc Insured) (e)	5,840,000	5,852,939
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (e)	490,000	493,308
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (e)	440,000	455,437
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (e)	4,080,000	4,209,070
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (e)	3,210,000	3,306,571
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (e)	1,875,000	1,928,483
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (e)	2,000,000	2,053,677
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (e)	5,000,000	5,053,924
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (e)	35,000	36,189
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (e)	625,000	644,291
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (e)	2,630,000	2,702,969
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	545,000	556,901
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2030 (e)	5,865,000	6,118,850
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2031 (e)	2,825,000	2,941,626
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2032 (e)	2,945,000	3,059,285
Wayne Cnty MI Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,350,215
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (e)	1,225,000	1,311,250
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (e)	1,520,000	1,614,929
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (e)	1,280,000	1,315,793
Wayne Cnty MI Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Inc Insured) (e)	1,270,000	1,374,557
Wayne Cnty MI Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (e)	900,000	995,523
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (e)	1,000,000	1,106,136
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Inc Insured) (e)	900,000	991,091
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Inc Insured) (e)	635,000	708,241
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Inc Insured) (e)	1,685,000	1,866,138
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Inc Insured) (e)	800,000	882,431
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Inc Insured) (e)	675,000	741,812
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	2,000,000	2,175,359
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2029 (e)	565,000	600,623
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2030 (e)	555,000	597,596
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2031 (e)	850,000	925,085
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2041 (e)	800,000	907,384
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2043 (e)	625,000	702,271
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (e)	2,650,000	2,896,666
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2041 (e)	575,000	620,610
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2042 (e)	625,000	671,238
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2043 (e)	450,000	481,106
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2044 (e)	575,000	610,085
TOTAL TRANSPORTATION		64,859,659
Water & Sewer - 11.6%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth MI Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,020
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth MI Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	20,000	20,746
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Inc Insured)	735,000	761,014
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Inc Insured)	520,000	537,547
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Inc Insured)	500,000	516,311
Genesee Cnty MI Series 2025, 5% 2/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,098,819
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	566,571
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	671,757
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2028	1,200,000	1,242,784
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2029	2,810,000	2,973,617
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2030	3,830,000	4,129,223
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2031	1,400,000	1,532,926
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2032	3,000,000	3,329,892
Grand Rapids MI Wtr Supply Sys 5% 1/1/2028	1,220,000	1,263,497
Grand Rapids MI Wtr Supply Sys 5% 1/1/2029	2,000,000	2,116,454
Grand Rapids MI Wtr Supply Sys 5% 1/1/2030	2,215,000	2,388,049
Grand Rapids MI Wtr Supply Sys 5% 1/1/2031	1,150,000	1,259,189
Grand Rapids MI Wtr Supply Sys 5% 1/1/2032	1,070,000	1,187,661
Great Lakes Sewer Auth MI Series 2025 C, 5.25% 7/1/2043	540,000	602,687
Great Lakes Sewer Auth MI Series 2025 C, 5.25% 7/1/2044	1,700,000	1,884,095
Great Lakes Sewer Auth MI Series B, 5% 7/1/2027	15,000	15,000
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,677,560
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2029	1,250,000	1,335,464
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2030	1,400,000	1,523,496
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2043	3,270,000	3,649,603
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2044	1,365,000	1,512,818
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	4,175,000	4,586,216
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2055	600,000	646,544
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2029	500,000	534,185
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2030	875,000	952,185
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2043	1,500,000	1,682,274
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2044	1,040,000	1,158,225
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026C, 5.25% 7/1/2051	5,000,000	5,389,524
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2026D, 3.45% tender 7/1/2056 (c)	6,500,000	6,580,150
TOTAL WATER & SEWER		59,336,103
TOTAL MICHIGAN		475,706,808
Puerto Rico - 0.9%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,643,730	1,204,383
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	629,778
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,538,633
TOTAL GENERAL OBLIGATIONS		3,372,794
Health Care - 0.2%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	188,447
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	890,360
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	380,556
TOTAL HEALTH CARE		1,459,363
TOTAL PUERTO RICO		4,832,157
TOTAL MUNICIPAL SECURITIES (Cost $487,810,622)		484,710,582

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $22,247,025)	2.87	22,242,577	22,247,025

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $510,057,647)	506,957,607
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,603,439
NET ASSETS - 100.0%	509,561,046

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,488,851 or 1.1% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,729,471	79,730,381	67,212,827	76,068	-	-	22,247,025	22,242,577	0.7%
Total	9,729,471	79,730,381	67,212,827	76,068	-	-	22,247,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	43,452,835	-	43,452,835	-
Electric Utilities	29,605,623	-	29,605,623	-
General Obligations	150,525,247	-	150,525,247	-
Health Care	64,832,163	-	64,832,163	-
Housing	35,889,445	-	35,889,445	-
Industrial Development	5,004,621	-	5,004,621	-
Special Tax	12,654,974	-	12,654,974	-
Tobacco Bonds	15,419,747	-	15,419,747	-
Transportation	64,859,659	-	64,859,659	-
Water & Sewer	62,466,268	-	62,466,268	-

Money Market Funds	22,247,025	22,247,025	-	-
Total Investments in Securities:	506,957,607	22,247,025	484,710,582	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $487,810,622)	$484,710,582
Fidelity Central Funds (cost $22,247,025)	22,247,025

Total Investment in Securities (cost $510,057,647)		$506,957,607
Cash		100,000
Receivable for fund shares sold		464,043
Interest receivable		4,758,485
Distributions receivable from Fidelity Central Funds		18,177
Other receivables		31
Total assets		512,298,343
Liabilities
Payable for fund shares redeemed	$2,153,772
Distributions payable	368,008
Accrued management fee	186,115
Other payables and accrued expenses	29,402
Total liabilities		2,737,297
Net Assets		$509,561,046
Net Assets consist of:
Paid in capital		$528,476,436
Total accumulated earnings (loss)		(18,915,390)
Net Assets		$509,561,046
Net Asset Value, offering price and redemption price per share ($509,561,046 ÷ 43,475,089 shares)		$11.72
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$8,563,626
Income from Fidelity Central Funds		76,068
Total income		8,639,694
Expenses
Management fee	$1,096,633
Custodian fees and expenses	2,262
Independent trustees' fees and expenses	490
Registration fees	16,733
Audit fees	27,456
Legal	16,486
Miscellaneous	679
Total expenses before reductions	1,160,739
Expense reductions	(89)
Total expenses after reductions		1,160,650
Net Investment income (loss)		7,479,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,024,322)
Total net realized gain (loss)		(1,024,322)
Change in net unrealized appreciation (depreciation) on investment securities		3,525,854
Net gain (loss)		2,501,532
Net increase (decrease) in net assets resulting from operations		$9,980,576
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,479,044	$13,799,290
Net realized gain (loss)	(1,024,322)	(2,769,514)
Change in net unrealized appreciation (depreciation)	3,525,854	8,675,192
Net increase (decrease) in net assets resulting from operations	9,980,576	19,704,968
Distributions to shareholders	(7,239,918)	(13,472,108)

Share transactions
Proceeds from sales of shares	55,616,852	88,995,277
Reinvestment of distributions	5,134,415	9,708,288
Cost of shares redeemed	(39,304,305)	(82,597,139)

Net increase (decrease) in net assets resulting from share transactions	21,446,962	16,106,426
Total increase (decrease) in net assets	24,187,620	22,339,286

Net Assets
Beginning of period	485,373,426	463,034,140
End of period	$509,561,046	$485,373,426

Other Information
Shares
Sold	4,770,956	7,784,638
Issued in reinvestment of distributions	439,901	848,214
Redeemed	(3,373,214)	(7,244,016)
Net increase (decrease)	1,837,643	1,388,836

Financial Highlights
Fidelity® Michigan Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$11.50	$11.59	$11.21	$12.64	$12.77
Income from Investment Operations
Net investment income (loss) A,B	.175	.339	.319	.283	.261	.265
Net realized and unrealized gain (loss)	.054	.152	(.096)	.377	(1.418)	(.070)
Total from investment operations	.229	.491	.223	.660	(1.157)	.195
Distributions from net investment income	(.169)	(.330)	(.312)	(.280)	(.260)	(.265)
Distributions from net realized gain	-	(.001)	(.001)	-	(.013)	(.060)
Total distributions	(.169)	(.331)	(.313)	(.280)	(.273)	(.325)
Net asset value, end of period	$11.72	$11.66	$11.50	$11.59	$11.21	$12.64
Total Return C,D	1.98%	4.36%	1.95%	6.00%	(9.18)%	1.54%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.47% G	.46%	.47%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.47 % G	.46%	.46%	.49%	.49%	.48%
Expenses net of all reductions, if any	.47% G	.46%	.46%	.49%	.49%	.48%
Net investment income (loss)	3.03% G	2.97%	2.76%	2.51%	2.25%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$509,561	$485,373	$463,034	$470,760	$496,826	$731,602
Portfolio turnover rate H	17 % G	29%	17%	21%	8%	13%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,998,529
Gross unrealized depreciation	(11,111,525)
Net unrealized appreciation (depreciation)	$(2,112,996)
Tax cost	$509,070,603

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,266,640)
Long-term	(14,514,450)
Total capital loss carryforward	$(15,781,090)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	74,215,833	40,295,064
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	189,501	10,000,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Michigan Municipal Income Fund	308
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $89.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705626.128
MIR-SANN-0826
Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.7%
	Principal Amount (a)	Value ($)
Alabama - 10.0%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,435,956
Electric Utilities - 0.8%
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	10,105,000	10,767,584
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (b)	7,835,000	7,877,375
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,705,000	1,724,562
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	1,715,000	1,705,885
TOTAL ELECTRIC UTILITIES		22,075,406
General Obligations - 8.8%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,021,370
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	95,000	97,829
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	795,000	826,679
Black Belt Energy Gas District 5% 5/1/2030 (BP PLC Guaranteed)	2,125,000	2,225,794
Black Belt Energy Gas District 5% 5/1/2031 (BP PLC Guaranteed)	4,050,000	4,276,796
Black Belt Energy Gas District 5% 5/1/2032 (BP PLC Guaranteed)	4,330,000	4,572,297
Black Belt Energy Gas District 5% 5/1/2033 (BP PLC Guaranteed)	7,025,000	7,440,283
Black Belt Energy Gas District 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	2,590,000	2,709,354
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,500,000	1,571,324
Black Belt Energy Gas District 5% 7/1/2032 (Goldman Sachs Group Inc/The Guaranteed)	4,720,000	4,944,608
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,860,437
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,204,326
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,333,457
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,314,552
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,599,036
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,048,113
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	18,350,000	19,284,457
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,411,133
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,990,000	7,336,914
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,588,127
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2028 (PNC Financial Services Group Inc/The Guaranteed)	3,000,000	3,103,998
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2029 (PNC Financial Services Group Inc/The Guaranteed)	2,500,000	2,609,679
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2030 (PNC Financial Services Group Inc/The Guaranteed)	3,500,000	3,681,480
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2031 (PNC Financial Services Group Inc/The Guaranteed)	4,000,000	4,220,895
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2032 (PNC Financial Services Group Inc/The Guaranteed)	5,000,000	5,276,131
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	8,605,000	9,024,349
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	23,760,000	25,331,301
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2034 (BP PLC Guaranteed)	15,000,000	15,897,593
Black Belt Energy Gas District Series 2026C, 5% 12/1/2029 (Bank of America Corp Guaranteed)	760,000	794,089
Black Belt Energy Gas District Series 2026C, 5% 12/1/2030 (Bank of America Corp Guaranteed)	750,000	788,264
Black Belt Energy Gas District Series 2026C, 5% 12/1/2031 (Bank of America Corp Guaranteed)	1,500,000	1,585,840
Black Belt Energy Gas District Series 2026C, 5% 6/1/2030 (Bank of America Corp Guaranteed)	1,750,000	1,834,476
Black Belt Energy Gas District Series 2026C, 5% 6/1/2031 (Bank of America Corp Guaranteed)	2,625,000	2,767,682
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,457,122
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,827,185
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,242,610
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,565,385
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity and Life Co Guaranteed)	1,175,000	1,197,790
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity and Life Co Guaranteed)	2,000,000	2,043,534
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity and Life Co Guaranteed)	1,580,000	1,608,438
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity and Life Co Guaranteed)	1,250,000	1,276,378
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity and Life Co Guaranteed)	1,400,000	1,430,851
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,635,436
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,581,023
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,435,152
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,164,835
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2031 (New York Life Insurance Co Guaranteed)	1,250,000	1,336,420
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2032 (New York Life Insurance Co Guaranteed)	1,590,000	1,711,293
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2033 (New York Life Insurance Co Guaranteed)	1,625,000	1,748,874
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2034 (New York Life Insurance Co Guaranteed)	1,850,000	1,997,743
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	36,880,000	39,392,542
TOTAL GENERAL OBLIGATIONS		262,235,274
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,536,149
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	555,000
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	511,976
TOTAL TRANSPORTATION		1,066,976
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,267,936
TOTAL ALABAMA		298,617,697
Alaska - 0.4%
General Obligations - 0.3%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (d)	240,000	240,376
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	1,300,000	1,366,903
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029	2,000,000	2,145,152
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030	2,000,000	2,186,072
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031	1,500,000	1,666,711
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032	1,750,000	1,968,853
TOTAL GENERAL OBLIGATIONS		9,574,067
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	660,000	652,574
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (d)	1,510,000	1,517,641
TOTAL ALASKA		11,744,282
Arizona - 2.0%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,102,010
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,540,457
TOTAL EDUCATION		2,642,467
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Inc Insured)	200,000	200,000
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Inc Insured)	250,000	255,966
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,000,000
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	900,000	943,261
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	600,000	641,059
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	900,000
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	228,385
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,245,000	1,247,175
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,000,000
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz Gen. Oblig. 5% 7/1/2031 (Assured Guaranty Inc Insured)	1,800,000	1,993,057
TOTAL GENERAL OBLIGATIONS		11,408,903
Health Care - 0.7%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,214,849
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,208,570
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,278,768
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,535,528
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033 (c)	2,840,000	3,123,081
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,634,240
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,064,554
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,352,072
TOTAL HEALTH CARE		21,411,662
Housing - 0.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	9,762,000	9,676,861
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	8,765,000	8,869,046
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(d)	4,700,000	4,699,093
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	1,999,142
TOTAL ARIZONA		60,707,174
Arkansas - 0.3%
General Obligations - 0.0%
Pea Ridge Ark Sch Dist No 109 2% 2/1/2033	200,000	178,206
Van Buren Ark Sch Dist No 042 2% 2/1/2034	955,000	832,851
TOTAL GENERAL OBLIGATIONS		1,011,057
Health Care - 0.3%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	903,168
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2032	1,000,000	1,100,304
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2033	1,250,000	1,389,387
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2034	2,300,000	2,576,946
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2035	1,400,000	1,581,485
TOTAL HEALTH CARE		7,551,290
TOTAL ARKANSAS		8,562,347
California - 6.1%
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev Series 2024 D, 5% 7/1/2030	1,185,000	1,275,624
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2032	1,500,000	1,661,237
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	4,975,000	5,603,479
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	2,165,000	2,452,716
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2028	2,310,000	2,414,588
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2029	4,200,000	4,453,721
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	4,100,000	4,304,169
TOTAL ELECTRIC UTILITIES		22,165,534
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2028 (Escrowed to Maturity)	2,055,000	2,179,163
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (d)	5,000	5,100
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	15,000	15,666
TOTAL ESCROWED/PRE-REFUNDED		2,199,929
General Obligations - 2.0%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,036,528
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,300,000	1,385,339
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	10,225,000	10,721,630
California Community Choice Financing Authority Series 2025D, 5% 1/1/2031 (Forethought Life Insurance Co Guaranteed)	3,830,000	3,954,329
California Community Choice Financing Authority Series 2025D, 5% 7/1/2030 (Forethought Life Insurance Co Guaranteed)	1,850,000	1,909,568
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	13,000,000	13,815,303
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	6,795,000	7,479,532
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,162,636
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028	1,395,000	1,473,012
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,032,792
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,171,898
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,050,253
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,323,391
State of California Gen. Oblig. 4% 11/1/2026	700,000	703,651
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,234,979
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,202,550
TOTAL GENERAL OBLIGATIONS		57,657,391
Housing - 0.5%
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3% tender 2/1/2057 (b)	10,000,000	10,029,222
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	3,846,000	3,862,875
TOTAL HOUSING		13,892,097
Other - 0.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,198,697
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	745,355
TOTAL OTHER		6,944,052
Resource Recovery - 1.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(d)	4,100,000	4,099,851
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 2.85% tender 10/1/2045 (b)(d)	21,250,000	21,248,583
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(d)(f)	4,200,000	4,197,572
TOTAL RESOURCE RECOVERY		29,546,006
Transportation - 1.6%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,244,272
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,000,000
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (d)	1,340,000	1,367,290
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (d)	2,885,000	3,008,683
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (d)	3,025,000	3,208,635
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (d)	1,615,000	1,647,388
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (d)	3,395,000	3,456,365
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (d)	985,000	1,024,339
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2032 (d)	1,000,000	1,096,566
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2033 (d)	1,375,000	1,518,897
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2029 (Assured Guaranty Inc Insured) (d)	1,675,000	1,776,683
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2030 (Assured Guaranty Inc Insured) (d)	880,000	948,677
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2031 (Assured Guaranty Inc Insured) (d)	925,000	1,011,074
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2032 (Assured Guaranty Inc Insured) (d)	970,000	1,073,145
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2033 (Assured Guaranty Inc Insured) (d)	2,035,000	2,274,915
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (d)	1,000,000	1,000,000
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (Escrowed to Maturity) (d)	2,405,000	2,429,996
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	4,590,000	4,671,439
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (d)	6,130,000	6,361,431
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (d)	4,100,000	4,341,777
TOTAL TRANSPORTATION		50,461,572
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (e)	1,435,000	1,362,634
TOTAL CALIFORNIA		184,229,215
Colorado - 1.2%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,340,251
Health Care - 1.0%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,117,355
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,210,520
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,386,614
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,260,000	4,594,379
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	12,830,005
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,037,281
TOTAL HEALTH CARE		29,176,154
Housing - 0.1%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	1,570,000	1,775,889
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	435,000	439,317
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	225,000	227,763
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	1,135,000	1,180,823
TOTAL HOUSING		3,623,792
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (d)	1,205,000	1,261,255
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,756,835
TOTAL TRANSPORTATION		3,018,090
TOTAL COLORADO		37,158,287
Connecticut - 1.7%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,370,000
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,725,000
TOTAL EDUCATION		5,095,000
General Obligations - 0.7%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,275,207
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,086,549
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	2,979,747
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,053,765
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,026,525
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,670,000	1,859,309
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	2,245,000	2,531,987
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	824,261
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	817,243
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,920,000	3,241,294
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,007,972
TOTAL GENERAL OBLIGATIONS		22,703,859
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (f)(g)	1,315,000	723,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (f)(g)	940,000	517,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	254,690
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	310,715
TOTAL HEALTH CARE		1,805,655
Special Tax - 0.7%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,622,890
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,262,612
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,029,054
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,083,174
TOTAL SPECIAL TAX		21,997,730
TOTAL CONNECTICUT		51,602,244
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	595,000	615,459
District Of Columbia - 0.2%
Housing - 0.0%
District of Colombia Hsg Auth Series 2026 A 2, 3.125% tender 9/1/2047 (b)	810,000	806,165
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,114,812
TOTAL DISTRICT OF COLUMBIA		6,920,977
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,827,216
District Of Columbia,Virginia - 1.3%
Transportation - 1.3%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (d)	12,905,000	12,976,170
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (d)	20,500,000	21,446,141
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (d)	3,800,000	3,975,382
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		38,397,693
Florida - 3.9%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,946,540
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	739,480
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	492,705
TOTAL EDUCATION		3,178,725
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	531,416
General Obligations - 1.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	14,000,000	14,654,234
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	3,275,000	3,426,738
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	2,450,000	2,608,754
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,430,969
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	437,590
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	356,064
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	636,961
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	609,798
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	570,313
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	720,106
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2029 (Assured Guaranty Inc Insured)	2,200,000	2,337,266
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	5,280,000	5,643,431
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,625,000	1,768,156
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,115,000
TOTAL GENERAL OBLIGATIONS		37,315,380
Health Care - 1.0%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,191,701
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,256,420
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,920,625
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,369,413
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	3,517,000	3,862,954
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,450,957
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,491,587
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	156,110
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	7,000,000	7,556,133
TOTAL HEALTH CARE		30,255,900
Housing - 0.2%
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,676,334
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	2,830,000	2,803,170
TOTAL HOUSING		5,479,504
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(d)	2,405,000	2,421,768
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(d)	3,150,000	3,156,188
TOTAL RESOURCE RECOVERY		5,577,956
Special Tax - 0.3%
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,415,000	1,487,537
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2030 (Assured Guaranty Inc Insured)	900,000	960,906
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2031 (Assured Guaranty Inc Insured)	3,000,000	3,245,425
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2029 (Assured Guaranty Inc Insured)	935,000	982,931
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,280,000	1,366,624
TOTAL SPECIAL TAX		8,043,423
Transportation - 0.9%
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (d)	1,300,000	1,306,939
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (d)	545,000	547,909
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	1,940,000	1,993,633
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(d)	1,105,000	1,185,831
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,282,012
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Inc Insured)	8,200,000	8,405,753
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (d)	1,640,000	1,741,568
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (d)	2,845,000	3,066,239
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (d)	2,790,000	3,039,382
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (d)	3,145,000	3,453,197
TOTAL TRANSPORTATION		26,022,463
TOTAL FLORIDA		116,404,767
Georgia - 5.5%
Electric Utilities - 1.2%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	10,485,000	10,469,850
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,300,392
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3% tender 10/1/2032 (b)	3,345,000	3,354,590
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,389,740
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	768,641
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	527,261
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	527,261
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,072,965
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	321,889
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,471,668
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	626,821
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.8% tender 10/1/2048 (b)	4,685,000	4,640,110
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,593,036
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,172,433
TOTAL ELECTRIC UTILITIES		37,236,657
General Obligations - 3.6%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	19,865,000	21,152,510
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,256,115
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,192,336
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,057,697
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,550,000	3,735,074
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	11,079,263
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,960,607
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,867,052
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,497,147
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,280,000	2,437,213
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,250,000	1,294,507
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,700,000	2,814,924
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citigroup Inc Guaranteed)	3,500,000	3,675,658
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,344,194
TOTAL GENERAL OBLIGATIONS		107,364,297
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	2,340,000	2,340,000
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	301,102
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	255,329
TOTAL OTHER		556,431
Transportation - 0.6%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (d)	3,000,000	3,000,000
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (d)	4,000,000	4,089,822
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (d)	1,920,000	2,033,717
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (d)	1,315,000	1,415,051
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (d)	2,015,000	2,099,387
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (d)	5,635,000	5,968,748
TOTAL TRANSPORTATION		18,606,725
TOTAL GEORGIA		166,104,110
Hawaii - 0.5%
General Obligations - 0.5%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,018,899
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	800,000
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,001,098
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,055,562
TOTAL GENERAL OBLIGATIONS		13,875,559
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (d)	1,000,000	1,035,924
TOTAL HAWAII		14,911,483
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	120,000	120,779
Illinois - 5.6%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,651,736
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	299,855
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	500,239
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	265,725
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	340,133
TOTAL EDUCATION		3,057,688
General Obligations - 2.9%
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,852,987
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (e)	3,500,000	3,449,562
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,139,656
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2032	13,250,000	14,187,476
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,074,104
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,332,549
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	856,482
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,110,552
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	557,609
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	576,116
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	293,063
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	302,512
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	335,748
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	368,296
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,408,643
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,597,104
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,362,503
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	5,933,962
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,119,703
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	1,120,000	1,168,537
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,058,270
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,148,107
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,630,283
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,291,162
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,811,825
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	2,460,000	2,476,808
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,800,000	4,193,071
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,305,000	1,288,952
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	2,962,593
TOTAL GENERAL OBLIGATIONS		87,888,235
Health Care - 0.9%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	1,745,000	1,806,634
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,901,065
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,168,894
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,586,283
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,102,964
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,417,533
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,957,796
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,226,800
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,832,289
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,815,000	3,041,224
TOTAL HEALTH CARE		28,041,482
Housing - 0.1%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	325,000	317,962
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	255,000	256,043
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	1,305,000	1,500,189
TOTAL HOUSING		2,074,194
Resource Recovery - 0.2%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2044 (b)(d)	7,250,000	7,264,242
Special Tax - 1.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	640,317
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	361,575
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	200,066
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	150,063
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	343,122
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	363,014
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	485,544
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	305,364
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	284,048
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	299,551
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,052,981
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	803,909
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,089,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	2,440,000	2,194,525
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	3,690,000	3,301,879
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	5,020,000	4,568,038
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,958,613
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,409,031
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,509,880
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,793,926
TOTAL SPECIAL TAX		30,114,723
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (d)	1,595,000	1,611,784
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (d)	215,000	217,195
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	866,411
TOTAL TRANSPORTATION		2,695,390
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,928,637
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,925,000	2,000,191
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2029	1,500,000	1,588,836
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2030	750,000	809,116
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	430,000	478,675
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2030	1,000,000	1,088,608
TOTAL WATER & SEWER		7,894,063
TOTAL ILLINOIS		169,030,017
Indiana - 2.0%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2029 (d)	1,050,000	1,085,733
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,245,000	8,382,601
General Obligations - 0.4%
Lafayette Ind Sew Wks Rev 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	555,000	472,588
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,660
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,660
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,347,046
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	912,221
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	867,201
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,064,363
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,389,532
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,112,569
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,569,265
TOTAL GENERAL OBLIGATIONS		10,882,105
Health Care - 0.6%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	644,468
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	758,836
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,091,727
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,870,000	7,628,830
TOTAL HEALTH CARE		15,123,861
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,280,000	2,240,757
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	455,000	449,981
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	510,000	509,533
TOTAL HOUSING		3,200,271
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 4% tender 11/1/2047 (BP PLC Guaranteed) (b)(d)	6,830,000	6,957,231
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,092,967
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (b)(d)	9,400,000	9,397,474
TOTAL INDIANA		59,122,243
Iowa - 0.5%
Education - 0.1%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (d)	1,000,000	1,061,055
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (d)	1,000,000	1,064,779
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (d)	1,770,000	1,877,323
TOTAL EDUCATION		4,003,157
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2031 (MassMutual Global Funding II Guaranteed)	1,485,000	1,567,190
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2032 (MassMutual Global Funding II Guaranteed)	2,435,000	2,584,355
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2033 (MassMutual Global Funding II Guaranteed)	2,650,000	2,823,595
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2034 (MassMutual Global Funding II Guaranteed)	3,320,000	3,543,956
TOTAL GENERAL OBLIGATIONS		10,519,096
TOTAL IOWA		14,522,253
Kansas - 0.2%
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University Of Kansas Hospital Authority Proj.) 5% tender 3/1/2055 (b)	1,325,000	1,411,711
Special Tax - 0.2%
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 3.2% 9/1/2026 (f)	1,680,000	1,679,798
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 4.125% 9/1/2033 (f)	3,850,000	3,866,755
TOTAL SPECIAL TAX		5,546,553
TOTAL KANSAS		6,958,264
Kentucky - 1.9%
Electric Utilities - 0.5%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(d)	9,750,000	9,706,141
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,727,689
TOTAL ELECTRIC UTILITIES		15,433,830
General Obligations - 0.5%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,007,468
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,032,244
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,200,032
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	4,000,000	4,238,054
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,501,832
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,769,010
TOTAL GENERAL OBLIGATIONS		14,748,640
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,011,977
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,610,266
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,388,126
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,594,836
TOTAL HEALTH CARE		11,605,205
Housing - 0.4%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,365,000	12,366,328
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (d)	1,100,000	1,154,560
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (d)	1,175,000	1,250,676
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (d)	1,350,000	1,456,920
TOTAL TRANSPORTATION		3,862,156
TOTAL KENTUCKY		58,016,159
Louisiana - 1.3%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	850,000	920,183
Industrial Development - 0.5%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,320,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)(c)	8,955,000	8,972,537
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,765,000
TOTAL INDUSTRIAL DEVELOPMENT		16,057,537
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2030 (d)	6,250,000	6,631,191
New Orleans LA Aviation Board 5% 1/1/2031 (d)	6,000,000	6,436,091
New Orleans LA Aviation Board 5% 1/1/2032 (d)	7,000,000	7,570,261
TOTAL TRANSPORTATION		20,637,543
TOTAL LOUISIANA		37,615,263
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	577,693
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	631,988
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	534,128
TOTAL EDUCATION		1,743,809
General Obligations - 0.0%
Auburn ME Series 2021, 2% 11/1/2033	400,000	352,418
Auburn ME Series 2021, 2% 11/1/2034	400,000	344,762
Brunswick ME 2% 11/1/2031	1,015,000	933,983
TOTAL GENERAL OBLIGATIONS		1,631,163
TOTAL MAINE		3,374,972
Maryland - 1.2%
General Obligations - 0.4%
City of Baltimore MD Gen. Oblig. Series 2020A, 3% 10/15/2034	2,545,000	2,450,843
City of Baltimore MD Gen. Oblig. Series 2020A, 3% 10/15/2035	1,000,000	951,620
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,088,313
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,583,517
TOTAL GENERAL OBLIGATIONS		12,074,293
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,504,874
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	670,000	668,951
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	605,000	607,129
TOTAL HOUSING		1,276,080
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,409,087
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,342,076
TOTAL SPECIAL TAX		2,751,163
Transportation - 0.6%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (d)	1,805,000	1,845,877
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Inc Insured) (d)	1,400,000	1,508,271
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,640,000	1,801,700
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured) (d)	2,425,000	2,680,387
Maryland St Transn Auth Series 2024 A, 5% 7/1/2031	3,770,000	4,173,790
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (d)	4,030,000	3,986,482
TOTAL TRANSPORTATION		15,996,507
TOTAL MARYLAND		34,602,917
Massachusetts - 0.6%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (d)	1,900,000	1,900,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (d)	3,675,000	3,796,230
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (d)	2,650,000	2,807,736
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (d)	1,390,000	1,390,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,464,409
TOTAL EDUCATION		12,358,375
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,085,000	1,070,898
Health Care - 0.1%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,015,000
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	980,000
TOTAL HEALTH CARE		2,995,000
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	1,000,000	916,125
Transportation - 0.0%
Massachusetts St Port Auth Rev 5% 7/1/2027 (d)	500,000	510,779
TOTAL MASSACHUSETTS		17,851,177
Michigan - 1.3%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,835,830
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,233,464
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,473,348
TOTAL EDUCATION		5,542,642
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,174,839
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,397,181
TOTAL ELECTRIC UTILITIES		4,572,020
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,079,328
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,214,337
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,355,548
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,495,645
Portage MI Pub Schs 5% 11/1/2028	985,000	985,703
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2030 (State of Michigan Guaranteed)	1,300,000	1,404,053
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2032 (State of Michigan Guaranteed)	1,250,000	1,385,746
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2033 (State of Michigan Guaranteed)	1,050,000	1,175,822
TOTAL GENERAL OBLIGATIONS		14,096,182
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	550,000
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	919,941
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	756,658
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	608,920
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	750,000
TOTAL HEALTH CARE		3,585,519
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	460,000	460,097
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,110,000	1,098,009
TOTAL HOUSING		1,558,106
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(d)	5,500,000	5,539,007
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	521,912
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,061,564
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,338,183
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,094,464
TOTAL SPECIAL TAX		4,016,123
TOTAL MICHIGAN		38,909,599
Minnesota - 0.7%
Health Care - 0.5%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,374,743
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	500,000	528,755
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,400,000	2,559,081
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	440,000	473,598
TOTAL HOUSING		3,561,434
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (d)	3,800,000	3,837,338
TOTAL MINNESOTA		19,773,515
Mississippi - 0.1%
Health Care - 0.1%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (f)	900,000	908,907
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	818,638
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,138,964
TOTAL MISSISSIPPI		2,866,509
Missouri - 0.5%
General Obligations - 0.0%
Ladue MO Sch Dist Series 2021, 2% 3/1/2033	1,000,000	890,252
Health Care - 0.0%
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2015B, 3.5% 12/1/2032	1,390,000	1,382,264
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,511,057
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	165,000	166,264
TOTAL HOUSING		2,677,321
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (d)	3,155,000	3,317,066
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (d)	4,065,000	4,121,788
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,558,488
TOTAL TRANSPORTATION		5,680,276
TOTAL MISSOURI		13,947,179
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	660,000	702,104
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,215,000	1,202,423
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	1,260,000	1,260,283
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	110,000	110,785
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,010,000	1,000,031
TOTAL HOUSING		3,573,522
TOTAL MONTANA		4,275,626
Nebraska - 1.2%
General Obligations - 0.8%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,731,845
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,235,000	10,940,971
TOTAL GENERAL OBLIGATIONS		20,672,816
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (d)	335,000	335,802
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (d)	220,000	219,814
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	845,000	933,546
TOTAL HOUSING		1,489,162
Transportation - 0.4%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (d)	750,000	749,999
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (d)	1,275,000	1,300,245
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (d)	1,830,000	1,895,183
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (d)	1,000,000	1,050,004
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (d)	1,540,000	1,585,204
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Inc Insured) (d)	1,620,000	1,701,069
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Inc Insured) (d)	1,175,000	1,253,802
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Inc Insured) (d)	2,020,000	2,187,467
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Inc Insured) (d)	1,275,000	1,394,886
TOTAL TRANSPORTATION		13,117,859
TOTAL NEBRASKA		35,279,837
Nevada - 0.7%
Electric Utilities - 0.0%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	440,000	446,937
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(d)	735,000	748,025
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	541,262
TOTAL ELECTRIC UTILITIES		1,736,224
General Obligations - 0.1%
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,174,967
Housing - 0.1%
Nevada Hsg Div Series 2026, 2.95% tender 6/1/2045 (b)	3,722,000	3,724,075
Transportation - 0.5%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	6,000,000	6,135,331
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,303,039
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (d)	1,000,000	1,068,683
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (d)	875,000	937,095
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (d)	1,225,000	1,330,757
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (d)	1,250,000	1,364,494
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (d)	1,400,000	1,536,439
TOTAL TRANSPORTATION		14,675,838
TOTAL NEVADA		22,311,104
New Hampshire - 1.0%
Education - 0.9%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,516,644
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,516,644
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,516,644
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,517,789
TOTAL EDUCATION		26,067,721
General Obligations - 0.1%
Manchester NH Gen. Oblig. Series 2020 A, 2% 6/15/2033	1,950,000	1,728,839
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,171,228
TOTAL NEW HAMPSHIRE		28,967,788
New Jersey - 3.8%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (d)	3,165,000	3,191,662
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (d)	1,425,000	1,436,588
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,775
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	400,000	448,590
TOTAL EDUCATION		6,182,615
Escrowed/Pre-Refunded - 0.1%
New Jersey Health Care 5% tender 7/1/2045 (b)	2,750,000	2,750,000
General Obligations - 3.0%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	3,410,000	3,424,252
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,095,692
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	320,680
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,891,409
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,421,520
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	11,265,000	11,116,260
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	1,150,000	1,135,071
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	6,420,000	6,158,859
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (e)	1,820,000	1,745,969
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	1,370,000	1,235,952
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	11,015,000	9,258,174
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (e)	5,400,000	4,538,732
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,628,167
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,335,316
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,502,850
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,192,091
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,485,705
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,169,390
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,312,447
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,079,062
TOTAL GENERAL OBLIGATIONS		90,047,598
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	3,982,759
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,219,222
New Jersey Turnpike Authority 5% 1/1/2028	810,000	826,281
New Jersey Turnpike Authority 5% 1/1/2030 (c)	1,805,000	1,913,306
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2031	3,075,000	3,371,057
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,076,371
TOTAL TRANSPORTATION		14,388,996
TOTAL NEW JERSEY		113,369,209
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 10/15/2029 (d)	8,500,000	9,054,191
Port Auth NY & NJ Series 223, 5% 7/15/2026 (d)	2,250,000	2,251,753
Port Auth NY & NJ Series 223, 5% 7/15/2027 (d)	3,055,000	3,119,861
Port Auth NY & NJ Series 223, 5% 7/15/2028 (d)	2,500,000	2,607,470
Port Auth NY & NJ Series 242, 5% 12/1/2027 (d)	2,700,000	2,786,679
Port Auth NY & NJ Series 242, 5% 12/1/2028 (d)	11,915,000	12,509,039
TOTAL NEW JERSEY,NEW YORK		32,328,993
New Mexico - 0.5%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2029 (d)	2,375,000	2,481,448
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	9,910,803
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,590,000	1,703,276
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	1,505,000	1,511,642
TOTAL HOUSING		3,214,918
TOTAL NEW MEXICO		15,607,169
New York - 7.3%
Education - 0.1%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	500,000
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	675,000
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	707,572
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	745,202
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,052,393
TOTAL EDUCATION		3,680,167
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,348,695
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,279,435
TOTAL ELECTRIC UTILITIES		10,628,130
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	15,958
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	987,440
New York State Dormitory Authority 5% 3/15/2029	580,000	617,868
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	580,584
TOTAL ESCROWED/PRE-REFUNDED		2,201,850
General Obligations - 1.7%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,573,764
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,071,743
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,001,860
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,084,951
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	19,699,320
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	494,536
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,034,884
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	412,421
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	708,209
TOTAL GENERAL OBLIGATIONS		50,081,688
Health Care - 0.2%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2032	2,250,000	2,525,030
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	2,450,000	2,786,302
TOTAL HEALTH CARE		5,311,332
Housing - 1.4%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,571,608
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	695,566
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,247,194
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,713,520
New York City Housing Development Corp Series 2026E 2, 3.125% tender 11/1/2065 (b)	1,330,000	1,333,045
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (b)	3,465,000	3,394,179
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.25% tender 5/1/2066 (b)	10,340,000	10,344,832
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,676,921
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,385,266
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (d)	175,000	174,565
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (d)	1,580,000	1,586,265
TOTAL HOUSING		40,122,961
Special Tax - 1.6%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,289,809
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	4,625,000	5,043,435
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,293,227
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2031	7,500,000	8,298,825
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,400,000	2,596,003
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,010,523
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,029,892
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,791,216
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,143,933
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	7,913,610
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	375,000	399,304
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,517,930
TOTAL SPECIAL TAX		48,327,707
Transportation - 1.9%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,512,358
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	5,863,126
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (e)	7,825,000	7,061,345
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,521,025
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,518,029
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (d)	1,180,000	1,188,020
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,260,785
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,289,035
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,366,618
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (d)	13,300,000	13,390,400
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (d)	12,605,000	12,922,482
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (d)	600,000	624,746
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (d)	1,350,000	1,370,523
Syracuse Regional Airport Authority 5% 7/1/2026 (d)	1,145,000	1,145,000
Syracuse Regional Airport Authority 5% 7/1/2027 (d)	1,515,000	1,536,863
TOTAL TRANSPORTATION		56,570,355
TOTAL NEW YORK		216,924,190
North Carolina - 0.8%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,133,724
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,653,428
Housing - 0.3%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	2,340,000	2,356,820
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,080,000	1,159,231
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057 (c)	3,130,000	3,616,835
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	755,000	852,686
TOTAL HOUSING		7,985,572
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (d)	735,000	751,211
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (d)	4,500,000	4,599,257
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (d)	1,675,000	1,745,148
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (d)	865,000	916,232
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,342,115
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,472,957
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (d)	355,000	361,387
TOTAL TRANSPORTATION		13,188,307
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	792,864
TOTAL NORTH CAROLINA		24,753,895
North Dakota - 0.1%
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	915,000	904,355
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	2,575,000	2,528,600
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	385,000	414,447
TOTAL NORTH DAKOTA		3,847,402
Ohio - 2.0%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,333,799
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	405,272
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,743,510
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,826,357
TOTAL ELECTRIC UTILITIES		8,975,139
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2026 (Escrowed to Maturity)	375,000	378,053
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2027 (Escrowed to Maturity)	205,000	211,643
TOTAL ESCROWED/PRE-REFUNDED		589,696
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	6,037,027
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,760,138
TOTAL GENERAL OBLIGATIONS		7,797,165
Health Care - 0.7%
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,099,621
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,022,000
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,045,398
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	587,650
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,353,790
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,906,152
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,796,586
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	3,350,000	3,391,657
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,010,000	1,035,072
TOTAL HEALTH CARE		20,237,926
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	135,000	136,344
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	11,015,000	10,923,863
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,340,000	1,458,814
TOTAL HOUSING		12,519,021
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (d)	4,640,000	4,979,253
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (d)	2,645,000	2,868,770
TOTAL TRANSPORTATION		7,848,023
TOTAL OHIO		59,300,769
Oklahoma - 0.9%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,520,000
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	240,000	261,954
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	270,000	300,230
TOTAL HOUSING		562,184
Special Tax - 0.3%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2029	2,915,000	3,116,235
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2030	6,045,000	6,575,263
TOTAL SPECIAL TAX		9,691,498
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2032	1,650,000	1,825,153
TOTAL OKLAHOMA		26,598,835
Oregon - 0.1%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (e)	2,300,000	2,173,251
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	150,445
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	152,953
TOTAL HEALTH CARE		303,398
Transportation - 0.0%
Port of Portland Arpt Rev 5% 7/1/2026 (d)	1,515,000	1,515,000
Port of Portland Arpt Rev 5% 7/1/2029 (d)	430,000	455,468
TOTAL TRANSPORTATION		1,970,468
TOTAL OREGON		4,447,117
Pennsylvania - 4.0%
Education - 0.3%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	970,000	243,761
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5% 5/1/2029	1,500,000	1,570,091
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5% 5/1/2032	5,610,000	6,026,804
TOTAL EDUCATION		7,840,656
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,245,290
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,230,382
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,165,722
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,856,243
TOTAL ELECTRIC UTILITIES		7,497,637
General Obligations - 1.9%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,076,343
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,080,305
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,851,762
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,495,274
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	752,611
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2029	3,155,000	3,364,507
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2029	4,650,000	4,958,782
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2030	6,000,000	6,507,787
Philadelphia PA Sch Dist Series 2026C, 5% 3/1/2027	10,985,000	11,150,892
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2028	15,645,000	16,386,795
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2029	1,540,000	1,642,263
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	250,000	253,333
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	245,000	248,782
TOTAL GENERAL OBLIGATIONS		58,769,436
Health Care - 0.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,429,118
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,834,277
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,817,641
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,056,443
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,008,683
TOTAL HEALTH CARE		20,146,162
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	135,000	134,914
Resource Recovery - 0.1%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 2.95% tender 8/1/2045 (b)(d)	2,500,000	2,499,854
Transportation - 0.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (d)	2,000,000	2,020,547
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (d)	2,250,000	2,320,042
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,009,597
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	775,986
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,600,000	2,884,163
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (d)	3,100,000	3,226,756
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (d)	1,830,000	1,935,687
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (d)	2,745,000	2,943,138
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2031 (d)	2,000,000	2,171,585
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2032 (d)	2,600,000	2,854,046
TOTAL TRANSPORTATION		22,141,547
TOTAL PENNSYLVANIA		119,030,206
Puerto Rico - 0.3%
General Obligations - 0.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,397,392
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (f)	7,500,000	7,691,615
TOTAL PUERTO RICO		10,089,007
Rhode Island - 0.3%
Education - 0.2%
Rhode Island St Student Ln 5% 12/1/2026 (d)	1,200,000	1,209,109
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	355,000	355,147
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (d)	1,000,000	1,007,591
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (d)	510,000	531,530
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (d)	900,000	924,194
TOTAL EDUCATION		4,027,571
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,081,855
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,094,851
TOTAL GENERAL OBLIGATIONS		2,176,706
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	1,350,000	1,456,576
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	525,000	525,124
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (d)	470,000	464,554
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	215,000	216,118
TOTAL HOUSING		1,205,796
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	981,690
TOTAL RHODE ISLAND		9,848,339
South Carolina - 0.9%
Education - 0.2%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	567,772
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	631,879
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,873,907
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	905,144
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	970,776
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,102,471
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,230,208
TOTAL EDUCATION		7,282,157
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	676,094
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	776,093
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	504,548
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	465,656
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	843,491
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	670,899
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	823,984
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,107,146
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,964,207
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	274,989
TOTAL ELECTRIC UTILITIES		8,107,107
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,076,550
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	887,958
TOTAL GENERAL OBLIGATIONS		1,964,508
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	254,886
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	273,129
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	259,718
TOTAL HEALTH CARE		787,733
Housing - 0.4%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	485,000	489,117
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	815,000	886,852
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2032	270,000	295,071
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2033	150,000	165,334
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2034	250,000	278,856
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2032	210,000	230,724
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2033	240,000	266,494
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2026 B 1, 6.25% 1/1/2057	5,130,000	5,791,420
TOTAL HOUSING		8,403,868
TOTAL SOUTH CAROLINA		26,545,373
South Dakota - 0.3%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	6,645,000	7,015,614
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	525,000	564,465
TOTAL SOUTH DAKOTA		7,580,079
Tennessee - 3.3%
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,022,088
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,672,108
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,275,094
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,572,198
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,025,491
TOTAL ELECTRIC UTILITIES		14,566,979
General Obligations - 0.8%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2031 (Pacific Life Insurance Co Guaranteed)	3,000,000	3,170,177
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	2,350,000	2,485,230
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2033 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,646,826
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2032 (Massachusetts Mutual Life Insurance Co Guaranteed)	400,000	425,635
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	2,230,000	2,378,039
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	12,110,000	12,940,286
TOTAL GENERAL OBLIGATIONS		24,046,193
Health Care - 0.9%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2032	20,000,000	22,009,232
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,721,649
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,560,000	1,661,046
TOTAL HEALTH CARE		27,391,927
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	1,040,000	1,027,367
Transportation - 1.1%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (d)	2,000,000	2,000,000
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (d)	2,435,000	2,486,043
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (d)	3,125,000	3,246,598
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (d)	3,800,000	4,008,275
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (d)	3,000,000	3,204,887
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2030 (d)	1,800,000	1,932,733
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2031 (d)	1,900,000	2,066,674
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2032 (d)	2,400,000	2,637,253
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2033 (d)	1,875,000	2,079,874
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2030 (d)	1,455,000	1,562,293
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2031 (d)	1,250,000	1,359,653
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2032 (d)	1,250,000	1,373,569
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2033 (d)	3,675,000	4,076,552
TOTAL TRANSPORTATION		32,034,404
TOTAL TENNESSEE		99,066,870
Texas - 12.5%
Education - 0.6%
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2032 (d)	1,250,000	1,317,799
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2031 (c)	3,000,000	3,229,898
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2032 (c)	2,500,000	2,727,575
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2033 (c)	1,095,000	1,204,398
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2034 (c)	1,250,000	1,387,344
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2035 (c)	1,250,000	1,397,663
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2036 (c)	1,100,000	1,235,659
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Inc Insured)	4,690,000	5,097,870
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,000,000	2,235,860
TOTAL EDUCATION		19,834,066
Electric Utilities - 2.3%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,583,479
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,650,000	1,748,617
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,100,000	1,185,915
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Inc Insured)	1,000,000	1,093,879
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2028 (Assured Guaranty Inc Insured)	350,000	364,792
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2029 (Assured Guaranty Inc Insured)	300,000	317,930
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2030 (Assured Guaranty Inc Insured)	400,000	431,242
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2031 (Assured Guaranty Inc Insured)	400,000	437,552
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2032 (Assured Guaranty Inc Insured)	425,000	469,663
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2033 (Assured Guaranty Inc Insured)	350,000	390,620
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2034 (Assured Guaranty Inc Insured)	625,000	703,856
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2035 (Assured Guaranty Inc Insured)	500,000	567,184
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2036 (Assured Guaranty Inc Insured)	525,000	598,633
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Inc Insured)	1,385,000	1,415,205
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	2,610,000	2,899,438
Lower Colorado River Authority Series 2025 A, 5% 5/15/2033	3,000,000	3,368,629
Lower Colorado River Authority Series 2025 B, 5% 5/15/2032	4,355,000	4,837,952
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	4,170,000	4,550,103
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,477,208
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,697,856
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,189,621
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	9,875,000	9,857,001
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	12,825,000	12,761,169
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	2,245,000	2,238,119
TOTAL ELECTRIC UTILITIES		67,185,663
General Obligations - 4.6%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,083,441
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,101,618
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,241,405
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,390,000	1,390,809
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,577,244
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,166,555
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,224,747
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,206,243
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,425,629
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,418,569
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	3,920,000	4,182,468
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,242,420
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,749,174
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,070,983
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,087,983
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,379,057
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,824,942
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	4,925,000	4,947,786
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	429,688
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,488,846
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,060,475
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,649,432
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	659,808
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	676,339
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,060,435
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,570,404
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,607,755
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,180,979
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,016,801
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (e)	5,630,000	4,875,567
Leander Independent School District Series 2025 A, 0% 8/15/2028 (Permanent Sch Fund of Texas Guaranteed) (e)	980,000	922,459
Leander Independent School District Series 2025 A, 0% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed) (e)	620,000	564,833
Leander Independent School District Series 2025 A, 0% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed) (e)	560,000	493,213
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,197,160
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	530,478
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,621,380
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	775,343
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,320,103
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,899,840
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,698,230
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,308,614
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,001,223
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,448,927
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,162,560
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,592,708
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,114,603
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,250,000	3,278,263
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,720,000	9,846,028
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,360,000	9,419,458
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,279,074
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,048,870
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,126,514
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,202,208
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,085,800
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (d)	4,845,000	4,845,236
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (d)	5,085,000	5,149,038
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,900,082
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,107,941
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	919,054
TOTAL GENERAL OBLIGATIONS		136,456,842
Health Care - 1.4%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,436,861
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,618,858
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,553,112
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,069,257
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	1,850,000	1,982,059
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	2,700,000	2,974,513
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	11,000,000	11,718,609
TOTAL HEALTH CARE		43,353,269
Housing - 0.2%
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2026A, 3.35% tender 11/1/2044 (b)	4,000,000	3,980,108
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,595,000	3,926,082
TOTAL HOUSING		7,906,190
Resource Recovery - 0.1%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.85% tender 7/1/2040 (b)(d)	2,000,000	1,999,867
Special Tax - 0.2%
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	6,240,000	6,220,823
Transportation - 2.5%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (d)	500,000	500,000
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (d)	905,000	924,781
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,250,000
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,615,164
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(d)	13,000,000	14,166,231
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,100,000	1,165,162
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,454,463
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2031 (Assured Guaranty Inc Insured)	750,000	819,723
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,750,181
Love Field TX Arpt Mod Rev 5% 11/1/2026 (d)	2,845,000	2,863,005
Love Field TX Arpt Mod Rev 5% 11/1/2027 (d)	2,885,000	2,962,309
Love Field TX Arpt Mod Rev 5% 11/1/2028 (d)	11,150,000	11,637,499
Love Field TX Arpt Mod Rev 5% 11/1/2029 (d)	11,705,000	12,392,798
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (d)	1,075,000	1,076,437
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (d)	1,960,000	1,965,002
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,084,670
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,500,000	1,500,000
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (d)	1,460,000	1,460,000
TOTAL TRANSPORTATION		72,587,425
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,775,825
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,148,729
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,139,059
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,609,655
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,549,236
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,318,552
TOTAL WATER & SEWER		17,541,056
TOTAL TEXAS		373,085,201
Utah - 0.9%
General Obligations - 0.0%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,490,397
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,223,993
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	3,000,000	2,998,663
Transportation - 0.3%
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,150,000
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	767,515
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (d)	510,000	520,691
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (d)	2,550,000	2,550,000
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (d)	5,000,000	5,477,117
TOTAL TRANSPORTATION		10,465,323
TOTAL UTAH		28,178,376
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2027 (d)	350,000	354,648
Vermont St Stud Assit Corp 5% 6/15/2028 (d)	425,000	435,551
Vermont St Stud Assit Corp 5% 6/15/2029 (d)	400,000	413,748
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (d)	560,000	567,436
TOTAL EDUCATION		1,771,383
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,201,000	1,178,391
TOTAL VERMONT		2,949,774
Virginia - 0.3%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	1,993,356
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	1,950,000	1,957,068
TOTAL ELECTRIC UTILITIES		3,950,424
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,327,913
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,135,590
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	918,867
TOTAL HEALTH CARE		2,054,457
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,076,116
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	766,020
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,045,456
TOTAL TRANSPORTATION		1,811,476
TOTAL VIRGINIA		10,220,386
Washington - 2.8%
Electric Utilities - 0.0%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	1,615,000	1,534,105
General Obligations - 0.0%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King Cnty WA Guaranteed)	1,575,000	1,616,667
Health Care - 2.1%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	2,560,000	2,565,835
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	2,425,000	2,483,452
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	16,880,000	17,831,549
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2030	16,000,000	17,236,278
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	19,500,000	21,864,930
TOTAL HEALTH CARE		61,982,044
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	383,925
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	382,061
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	591,387
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	457,895
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,294,231
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	510,572
TOTAL HOUSING		3,620,071
Transportation - 0.6%
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (d)	3,655,000	3,661,243
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (d)	2,260,000	2,317,527
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (d)	6,320,000	6,600,638
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (d)	3,900,000	4,147,763
TOTAL TRANSPORTATION		16,727,171
TOTAL WASHINGTON		85,480,058
West Virginia - 0.4%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	6,620,000	6,717,388
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	786,055
TOTAL ELECTRIC UTILITIES		7,503,443
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(d)	4,915,000	4,944,382
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 3.75% tender 4/1/2036 (b)(d)	460,000	461,238
TOTAL WEST VIRGINIA		12,909,063
Wisconsin - 2.8%
General Obligations - 0.3%
Iowa Cnty Wis Gen. Oblig. Series 2020, 2% 6/1/2033	825,000	710,611
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,355,339
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2032 (c)	2,175,000	2,397,014
TOTAL GENERAL OBLIGATIONS		9,462,964
Health Care - 2.4%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	395,000	398,756
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,095,769
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,211,901
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,792,879
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,013,630
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,070,000	3,254,864
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,188,786
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	16,320,000	17,439,433
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	24,290,000	26,986,586
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,727,573
TOTAL HEALTH CARE		72,110,177
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	730,000	720,107
Resource Recovery - 0.1%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(d)	3,200,000	3,199,813
TOTAL WISCONSIN		85,493,061
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	372,992
TOTAL MUNICIPAL SECURITIES (Cost $2,928,955,087)		2,933,374,516

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $69,890,140)	2.87	69,876,165	69,890,140

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,998,845,227)	3,003,264,656
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,187,838
NET ASSETS - 100.0%	3,004,452,494

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,009,149 or 0.8% of net assets.

(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	132,114,716	328,372,682	390,597,258	1,938,449	-	-	69,890,140	69,876,165	2.3%
Total	132,114,716	328,372,682	390,597,258	1,938,449	-	-	69,890,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	122,985,386	-	122,741,625	243,761
Electric Utilities	242,697,774	-	242,697,774	-
Escrowed/Pre-Refunded	7,741,475	-	7,741,475	-
General Obligations	1,116,896,520	-	1,116,896,520	-
Health Care	463,242,338	-	462,002,088	1,240,250
Housing	167,760,454	-	167,760,454	-
Industrial Development	40,145,262	-	40,145,262	-
Other	11,593,450	-	11,593,450	-
Resource Recovery	70,184,550	-	70,184,550	-
Special Tax	145,567,896	-	145,567,896	-
Tobacco Bonds	981,690	-	981,690	-
Transportation	507,027,553	-	507,027,553	-
Water & Sewer	36,550,168	-	36,550,168	-

Money Market Funds	69,890,140	69,890,140	-	-
Total Investments in Securities:	3,003,264,656	69,890,140	2,931,890,505	1,484,011
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,928,955,087)	$2,933,374,516
Fidelity Central Funds (cost $69,890,140)	69,890,140

Total Investment in Securities (cost $2,998,845,227)		$3,003,264,656
Cash		99,999
Receivable for fund shares sold		4,390,628
Interest receivable		32,780,795
Distributions receivable from Fidelity Central Funds		275,062
Receivable from investment adviser for expense reductions		43,214
Other receivables		520
Total assets		3,040,854,874
Liabilities
Payable for investments purchased on a delayed delivery basis	$31,155,699
Payable for fund shares redeemed	1,944,765
Distributions payable	2,519,230
Accrued management fee	498,001
Distribution and service plan fees payable	27,406
Other affiliated payables	257,279
Total liabilities		36,402,380
Net Assets		$3,004,452,494
Net Assets consist of:
Paid in capital		$3,025,959,086
Total accumulated earnings (loss)		(21,506,592)
Net Assets		$3,004,452,494

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($115,507,785 ÷ 10,867,144 shares)(a)		$10.63
Maximum offering price per share (100/97.25 of $10.63)		$10.93
Class M :
Net Asset Value and redemption price per share ($6,936,399 ÷ 653,778 shares)(a)		$10.61
Maximum offering price per share (100/97.25 of $10.61)		$10.91
Class C :
Net Asset Value and offering price per share ($2,224,000 ÷ 209,635 shares)(a)		$10.61
Limited Term Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,973,133,220 ÷ 185,962,791 shares)		$10.61
Class I :
Net Asset Value, offering price and redemption price per share ($336,260,421 ÷ 31,675,229 shares)		$10.62
Class Z :
Net Asset Value, offering price and redemption price per share ($570,390,669 ÷ 53,735,782 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$39,831,637
Income from Fidelity Central Funds		1,938,449
Total income		41,770,086
Expenses
Management fee	$2,938,643
Transfer agent fees	1,527,236
Distribution and service plan fees	167,545
Independent trustees' fees and expenses	2,883
Total expenses before reductions	4,636,307
Expense reductions	(230,660)
Total expenses after reductions		4,405,647
Net Investment income (loss)		37,364,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(184,860)
Total net realized gain (loss)		(184,860)
Change in net unrealized appreciation (depreciation) on investment securities		(2,126,860)
Net gain (loss)		(2,311,720)
Net increase (decrease) in net assets resulting from operations		$35,052,719
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,364,439	$63,350,616
Net realized gain (loss)	(184,860)	(937,127)
Change in net unrealized appreciation (depreciation)	(2,126,860)	57,557,991
Net increase (decrease) in net assets resulting from operations	35,052,719	119,971,480
Distributions to shareholders	(36,873,106)	(62,654,348)

Share transactions - net increase (decrease)	158,520,896	174,175,985
Total increase (decrease) in net assets	156,700,509	231,493,117

Net Assets
Beginning of period	2,847,751,985	2,616,258,868
End of period	$3,004,452,494	$2,847,751,985

Financial Highlights
Fidelity Advisor® Limited Term Municipal Income Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.41	$10.38	$10.16	$10.79	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.122	.220	.185	.150	.109	.102
Net realized and unrealized gain (loss)	(.002)	.217	.028	.218	(.629)	(.094)
Total from investment operations	.120	.437	.213	.368	(.520)	.008
Distributions from net investment income	(.120)	(.216)	(.182)	(.148)	(.110)	(.103)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.120)	(.217)	(.183)	(.148)	(.110)	(.108)
Net asset value, end of period	$10.63	$10.63	$10.41	$10.38	$10.16	$10.79
Total Return C,D,E	1.14%	4.24%	2.07%	3.66%	(4.82)%	.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.63%	.63%	.67%	.80%	.80%
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.58%	.66%	.66%
Expenses net of all reductions, if any	.55% H	.55%	.55%	.58%	.66%	.66%
Net investment income (loss)	2.32% H	2.09%	1.78%	1.47%	1.06%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$115,508	$117,246	$116,152	$121,653	$156,293	$223,074
Portfolio turnover rate I	20 % H	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.39	$10.36	$10.14	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.122	.220	.185	.150	.110	.104
Net realized and unrealized gain (loss)	(.012)	.227	.028	.218	(.629)	(.095)
Total from investment operations	.110	.447	.213	.368	(.519)	.009
Distributions from net investment income	(.120)	(.216)	(.182)	(.148)	(.111)	(.104)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.120)	(.217)	(.183)	(.148)	(.111)	(.109)
Net asset value, end of period	$10.61	$10.62	$10.39	$10.36	$10.14	$10.77
Total Return C,D,E	1.04%	4.34%	2.07%	3.67%	(4.82)%	.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.59%	.58%	.63%	.72%	.72%
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.58%	.65%	.65%
Expenses net of all reductions, if any	.55% H	.55%	.55%	.58%	.65%	.65%
Net investment income (loss)	2.32% H	2.09%	1.78%	1.47%	1.07%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$6,936	$7,079	$7,432	$7,792	$8,849	$7,682
Portfolio turnover rate I	20 % H	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.39	$10.36	$10.14	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.085	.145	.110	.076	.035	.024
Net realized and unrealized gain (loss)	(.003)	.217	.028	.217	(.629)	(.094)
Total from investment operations	.082	.362	.138	.293	(.594)	(.070)
Distributions from net investment income	(.082)	(.141)	(.107)	(.073)	(.036)	(.025)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.082)	(.142)	(.108)	(.073)	(.036)	(.030)
Net asset value, end of period	$10.61	$10.61	$10.39	$10.36	$10.14	$10.77
Total Return C,D,E	.78%	3.51%	1.34%	2.91%	(5.51)%	(.65)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.27% H	1.26%	1.27%	1.34%	1.50%	1.51%
Expenses net of fee waivers, if any	1.27 % H	1.26%	1.27%	1.31%	1.38%	1.38%
Expenses net of all reductions, if any	1.27% H	1.26%	1.27%	1.31%	1.38%	1.38%
Net investment income (loss)	1.60% H	1.38%	1.06%	.74%	.34%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$2,224	$3,012	$2,847	$4,562	$7,931	$9,598
Portfolio turnover rate I	20 % H	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.39	$10.36	$10.15	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.135	.246	.211	.177	.139	.134
Net realized and unrealized gain (loss)	(.012)	.227	.028	.208	(.619)	(.095)
Total from investment operations	.123	.473	.239	.385	(.480)	.039
Distributions from net investment income	(.133)	(.242)	(.208)	(.175)	(.140)	(.134)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.133)	(.243)	(.209)	(.175)	(.140)	(.139)
Net asset value, end of period	$10.61	$10.62	$10.39	$10.36	$10.15	$10.77
Total Return C,D	1.17%	4.60%	2.33%	3.84%	(4.46)%	.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.31% G	.30%	.30%	.34%	.47%	.46%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.31%	.37%	.37%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.31%	.37%	.37%
Net investment income (loss)	2.57% G	2.34%	2.03%	1.74%	1.35%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,973,133	$1,863,675	$1,712,361	$1,872,734	$2,006,296	$2,564,933
Portfolio turnover rate H	20 % G	22%	22%	24%	20%	20%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.40	$10.37	$10.15	$10.78	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.135	.246	.211	.177	.139	.133
Net realized and unrealized gain (loss)	(.001)	.217	.028	.217	(.629)	(.094)
Total from investment operations	.134	.463	.239	.394	(.490)	.039
Distributions from net investment income	(.134)	(.242)	(.208)	(.174)	(.140)	(.134)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.134)	(.243)	(.209)	(.174)	(.140)	(.139)
Net asset value, end of period	$10.62	$10.62	$10.40	$10.37	$10.15	$10.78
Total Return C,D	1.26%	4.50%	2.33%	3.93%	(4.55)%	.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.38%	.37%	.42%	.55%	.54%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.32%	.37%	.37%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.32%	.37%	.37%
Net investment income (loss)	2.57% G	2.34%	2.03%	1.73%	1.35%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$336,260	$318,459	$288,905	$294,036	$343,244	$419,868
Portfolio turnover rate H	20 % G	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.40	$10.37	$10.15	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.138	.251	.215	.181	.145	.140
Net realized and unrealized gain (loss)	(.012)	.217	.029	.219	(.619)	(.094)
Total from investment operations	.126	.468	.244	.400	(.474)	.046
Distributions from net investment income	(.136)	(.247)	(.213)	(.180)	(.146)	(.141)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.005)
Total distributions	(.136)	(.248)	(.214)	(.180)	(.146)	(.146)
Net asset value, end of period	$10.61	$10.62	$10.40	$10.37	$10.15	$10.77
Total Return C,D	1.19%	4.55%	2.38%	3.99%	(4.40)%	.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.30%	.43%	.42%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.27%	.31%	.31%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.27%	.31%	.31%
Net investment income (loss)	2.61% G	2.39%	2.08%	1.78%	1.41%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$570,391	$538,282	$488,562	$353,069	$358,164	$444,148
Portfolio turnover rate H	20 % G	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,060,275
Gross unrealized depreciation	(16,276,536)
Net unrealized appreciation (depreciation)	$6,783,739
Tax cost	$2,996,480,917

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,411,656)
Long-term	(20,459,925)
Total capital loss carryforward	$(27,871,581)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	530,306,007	271,284,397
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	145,938	9,887
Class M	- %	.25%	8,783	-
Class C	.75%	.25%	12,824	1,358
			167,545	11,245
Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,700
Class M	67
1,767

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	103,375.18
Class M	4,757.14
Class C	764.06
Limited Term Municipal Income	985,761.10
Class I	293,381.18
Class Z	139,198.05
	1,527,236

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	11,205,733	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7 Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.55%	47,678
Class M	.55%	1,407
Class C	1.30%	-
Limited Term Municipal Income	.30%	48,273
Class I	.30%	131,559
		228,917

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,743.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$1,321,004	$2,379,790
Class M	79,481	149,904
Class C	19,755	39,313
Limited Term Municipal Income	24,156,855	41,006,642
Class I	4,169,793	6,991,823
Class Z	7,126,218	12,086,876
Total	$36,873,106	$62,654,348
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	1,113,367	2,267,044	$11,859,749	$23,879,254
Reinvestment of distributions	119,397	218,334	1,270,705	2,302,065
Shares redeemed	(1,390,606)	(2,616,514)	(14,803,168)	(27,540,123)
Net increase (decrease)	(157,842)	(131,136)	$(1,672,714)	$(1,358,804)
Class M
Shares sold	5,516	26,116	$58,477	$271,397
Reinvestment of distributions	7,107	13,561	75,497	142,714
Shares redeemed	(25,723)	(87,939)	(272,958)	(924,490)
Net increase (decrease)	(13,100)	(48,262)	$(138,984)	$(510,379)
Class C
Shares sold	9,483	169,201	$100,996	$1,774,610
Reinvestment of distributions	1,811	3,661	19,244	38,530
Shares redeemed	(85,405)	(163,073)	(911,750)	(1,705,757)
Net increase (decrease)	(74,111)	9,789	$(791,510)	$107,383
Limited Term Municipal Income
Shares sold	30,350,353	42,196,501	$322,444,103	$443,563,017
Reinvestment of distributions	1,239,946	2,271,713	13,171,425	23,909,998
Shares redeemed	(21,183,265)	(33,669,438)	(225,074,517)	(353,628,527)
Net increase (decrease)	10,407,034	10,798,776	$110,541,011	$113,844,488
Class I
Shares sold	5,141,010	8,769,155	$54,725,759	$92,110,050
Reinvestment of distributions	372,492	630,562	3,960,356	6,642,300
Shares redeemed	(3,821,131)	(7,199,802)	(40,601,563)	(75,557,375)
Net increase (decrease)	1,692,371	2,199,915	$18,084,552	$23,194,975
Class Z
Shares sold	4,914,854	8,644,900	$52,306,740	$90,820,198
Reinvestment of distributions	416,015	753,952	4,421,766	7,938,250
Shares redeemed	(2,279,659)	(5,702,523)	(24,229,965)	(59,860,126)
Net increase (decrease)	3,051,210	3,696,329	$32,498,541	$38,898,322
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.701069.128
STM-SANN-0826
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Municipal Income Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.7%
	Principal Amount (a)	Value ($)
Alabama - 8.6%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	288,223
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	320,993
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	110,053
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	79,043
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	165,315
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	262,217
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	392,982
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	434,676
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	415,818
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	413,916
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	575,915
TOTAL EDUCATION		3,459,151
Electric Utilities - 0.7%
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	4,360,000	4,645,885
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (c)	3,360,000	3,378,172
TOTAL ELECTRIC UTILITIES		8,024,057
General Obligations - 7.7%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,690,000	1,769,946
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (c)	6,530,000	6,954,276
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (c)	1,190,000	1,230,523
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,085,000	1,138,848
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,920,000	2,944,692
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	10,985,000	11,625,469
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	3,720,000	3,901,288
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	4,175,000	4,376,517
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	9,770,000	10,416,112
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2035 (BP PLC Guaranteed)	2,210,000	2,336,219
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	10,000,000	10,517,647
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,810,000	3,017,578
Black Belt Energy Gas District Series 2026C, 5.25% 6/1/2036 (Bank of America Corp Guaranteed)	2,990,000	3,221,836
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	750,000	791,651
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	5,870,000	6,153,456
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	4,045,000	4,190,251
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	6,760,000	7,175,535
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	3,250,000	3,536,842
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	13,990,000	14,943,104
TOTAL GENERAL OBLIGATIONS		100,241,790
TOTAL ALABAMA		111,724,998
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	115,000	113,706
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	882,794
TOTAL ALASKA		996,500
Arizona - 2.6%
Electric Utilities - 0.3%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	2,630,000	2,824,352
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,686,904
TOTAL ELECTRIC UTILITIES		4,511,256
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Inc Insured)	545,000	560,665
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,020,167
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	583,983
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	390,265
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,133,677
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	1,705,000	1,788,155
TOTAL GENERAL OBLIGATIONS		5,476,912
Health Care - 0.4%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,608,461
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	10,033
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	9,476
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	682,928
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (b)	1,150,000	1,236,403
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2035 (b)	1,040,000	1,161,206
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	646,777
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	378,528
TOTAL HEALTH CARE		5,733,812
Housing - 0.6%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (c)	6,775,000	6,747,157
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(d)	3,220,000	3,258,224
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (c)	2,190,000	2,215,327
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (c)(d)	925,000	937,518
TOTAL INDUSTRIAL DEVELOPMENT		6,411,069
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	249,999
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	366,568
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	465,822
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	566,920
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	764,366
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	408,097
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	1,000,000	695,091
TOTAL SPECIAL TAX		3,516,863
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (d)	300,000	313,123
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,057,600
TOTAL ARIZONA		33,767,792
Arkansas - 0.1%
General Obligations - 0.1%
Van Buren Ark Sch Dist No 042 3% 2/1/2047	2,135,000	1,677,761
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	88,037
TOTAL ARKANSAS		1,765,798
California - 9.2%
Education - 0.0%
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	134,366
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	202,695
TOTAL EDUCATION		337,061
Electric Utilities - 0.4%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,586,136
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,093,530
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,410,000	2,714,450
TOTAL ELECTRIC UTILITIES		5,394,116
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	595,000	689,359
General Obligations - 2.6%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	1,225,000	1,279,364
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,765,000	3,947,867
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (c)	5,430,000	5,581,873
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	6,115,000	6,498,506
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	2,930,000	3,225,170
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,247,182
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	316,453
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	405,000	457,949
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	240,578
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	338,927
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	1,030,000	682,706
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,265,000	1,802,491
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,027,579
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,862,120
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,421,405
TOTAL GENERAL OBLIGATIONS		34,930,170
Health Care - 0.0%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	116,270
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	232,439
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	191,376
TOTAL HEALTH CARE		540,085
Housing - 0.4%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	330,109	327,500
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,250,171	1,279,297
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (c)	1,623,000	1,630,121
California Mun Fin Auth Mun Ctfs (Lihtc 2026-1 CA 1st Loss Proj.) Series 1 Class B, 9.978% 12/20/2043 (c)(e)	1,500,000	1,535,629
TOTAL HOUSING		4,772,547
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	225,000	215,006
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	10,435,000	1,077,381
Transportation - 5.3%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (f)	475,000	138,469
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (d)	5,000,000	5,584,975
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (d)	680,000	752,308
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (d)	2,000,000	2,074,107
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (d)	2,700,000	2,781,715
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	175,000	179,371
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (d)	105,000	107,754
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (d)	1,390,000	1,550,136
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (d)	1,000,000	1,142,814
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (d)	830,000	844,726
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (d)	1,105,000	1,146,718
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (d)	740,000	783,638
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (d)	560,000	569,935
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (d)	1,400,000	1,530,697
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (d)	5,540,000	6,187,112
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2038 (d)	25,880,000	29,604,308
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.25% 5/1/2043 (d)	12,000,000	13,356,616
TOTAL TRANSPORTATION		68,335,399
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	3,095,000	3,279,906
San Diego County Water Authority 5% 5/1/2047	635,000	676,430
TOTAL WATER & SEWER		3,956,336
TOTAL CALIFORNIA		120,247,460
Colorado - 2.2%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (c)	210,000	209,258
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,868
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	818,053
General Obligations - 0.8%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	1,335,000	1,574,992
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,320,000	1,511,043
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	1,470,000	1,661,104
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	1,000,000	1,119,261
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	1,000,000	1,110,157
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	1,065,000	1,174,024
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,408,377
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	111,738
TOTAL GENERAL OBLIGATIONS		10,670,696
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (c)	190,000	191,640
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	725,000	705,509
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	199,110
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (c)	375,000	409,433
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	1,015,436
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	765,000	583,984
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,538,834
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (c)	110,000	110,123
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (c)	275,000	277,301
TOTAL HEALTH CARE		5,031,370
Housing - 0.0%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	645,000	729,585
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	20,000	20,199
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	5,000	5,061
TOTAL HOUSING		754,845
Special Tax - 0.3%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	504,704
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 5.75% 12/1/2046 (e)	1,820,000	1,844,033
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	766,439
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Inc Insured)	220,000	234,251
TOTAL SPECIAL TAX		3,349,427
Transportation - 0.4%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (d)	50,000	50,424
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (d)	530,000	512,087
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (d)	1,125,000	1,254,110
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (d)	2,945,000	3,041,641
TOTAL TRANSPORTATION		4,858,262
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,109,157
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,256,173
TOTAL WATER & SEWER		3,365,330
TOTAL COLORADO		29,098,109
Connecticut - 3.5%
Education - 1.0%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	326,387
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2041	1,500,000	1,666,876
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) 5% 7/1/2042	1,885,000	2,085,544
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	228,416
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	350,418
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	985,988
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	957,722
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	575,000
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,499
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	90,000	89,331
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	680,000
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,114,986
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,145,143
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,017,643
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	732,640
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	453,503
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	491,711
TOTAL EDUCATION		13,334,807
General Obligations - 1.2%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	330,052
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	876,723
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	544,889
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	303,978
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	251,543
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	524,285
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	438,372
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	435,534
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	552,898
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	389,352
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	274,291
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	327,880
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	543,162
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	539,134
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	710,765
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,130,977
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,811,930
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	196,609
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	750,000	844,424
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	95,767
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2026	2,250,000	2,253,602
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2027	3,000,000	3,072,277
TOTAL GENERAL OBLIGATIONS		16,448,444
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (e)(g)	130,000	71,499
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	800,416
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	498,034
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	250,076
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	820,165
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	819,574
Connecticut St Health & Edl Facs Auth Revenue (Fairview Retirement Cmty Proj.) Series 2026A, 6.375% 12/15/2061 (b)	500,000	506,750
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	762,360
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	765,234
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,023,066
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	410,088
TOTAL HEALTH CARE		6,727,262
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	150,000	148,006
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	201,707
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	237,301
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	231,547
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	133,730
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	189,193
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	224,404
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	234,532
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	238,658
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	402,555
TOTAL HOUSING		2,241,633
Special Tax - 0.6%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,552,387
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,091,808
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,573,933
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (e)	150,000	155,506
TOTAL SPECIAL TAX		7,373,634
TOTAL CONNECTICUT		46,125,780
District Of Columbia - 0.3%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,358,914
District Of Columbia,Virginia - 0.7%
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (d)	440,000	442,427
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (d)	110,000	112,986
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (d)	55,000	57,538
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (d)	730,000	776,143
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (d)	2,165,000	2,334,256
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (d)	1,655,000	1,805,442
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (d)	2,015,000	2,261,799
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	193,900
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	890,000	658,107
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,042,244
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		9,684,842
Florida - 3.7%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	527,054
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	839,486
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	553,013
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	763,358
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (e)	1,000,000	998,183
TOTAL EDUCATION		3,681,094
Electric Utilities - 0.3%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Inc Insured)	175,000	189,175
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	300,000	329,401
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	475,000	516,737
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Inc Insured)	425,000	461,095
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Inc Insured)	475,000	510,320
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	450,000	481,402
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	400,000	426,404
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	400,000	427,512
TOTAL ELECTRIC UTILITIES		3,342,046
Health Care - 0.5%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	983,027
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	776,857
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,029
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	485,000	354,100
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	99,888
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	723,522
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (c)	455,000	491,505
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (c)	790,000	862,540
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	678,162
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,316
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	184,602
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	216,320
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	331,781
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	406,339
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	418,950
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	416,230
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,111
TOTAL HEALTH CARE		7,564,279
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	40,000	40,195
Resource Recovery - 0.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (c)(d)	890,000	896,205
Special Tax - 0.1%
Tampa FL Tax Alloc 0% 9/1/2034 (f)	700,000	508,660
Tampa FL Tax Alloc 0% 9/1/2035 (f)	750,000	519,092
Tampa FL Tax Alloc 0% 9/1/2036 (f)	800,000	529,882
TOTAL SPECIAL TAX		1,557,634
Transportation - 2.4%
Greater Orlando Aviation Auth 5% 10/1/2031 (d)	125,000	127,917
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (d)	300,000	316,778
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (d)	430,000	447,666
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (d)	2,750,000	2,763,290
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2031 (d)	3,260,000	3,538,241
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2033 (d)	525,000	580,272
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2045 (d)	2,500,000	2,713,107
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2046 (d)	1,480,000	1,591,246
Jacksonville FL Aviation Auth Series 2026, 5.5% 10/1/2050 (d)	2,160,000	2,318,300
Lee Cnty FL Airport 5.5% 10/1/2051 (d)	3,070,000	3,285,016
Lee Cnty FL Airport 5.5% 10/1/2056 (d)	1,580,000	1,676,960
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2038 (d)	910,000	1,009,021
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2029	145,000	145,797
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2038 (b)(d)	6,785,000	7,483,704
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2040 (b)(d)	1,000,000	1,090,696
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027 (d)	620,000	621,360
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (d)	735,000	810,417
TOTAL TRANSPORTATION		30,519,788
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	170,074
TOTAL FLORIDA		47,771,315
Georgia - 5.5%
Education - 0.5%
Cobb Cnty GA Dev Auth Student Hsg Rev (Ksu-Bixby Stud Hsg Proj.) Series 2026A, 5% 6/15/2033	1,625,000	1,813,603
Cobb Cnty GA Dev Auth Student Hsg Rev (Ksu-Bixby Stud Hsg Proj.) Series 2026A, 5% 6/15/2034	2,000,000	2,250,362
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	37,055
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,373,180
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	530,784
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	145,646
TOTAL EDUCATION		6,150,630
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	360,000	361,079
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 1994, 3% tender 10/1/2032 (c)	1,410,000	1,414,042
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (c)	610,000	397,370
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	407,114
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	410,000	415,928
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	470,000	475,386
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	385,000	386,460
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	470,051
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	227,036
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Inc Insured)	400,000	415,383
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	57,865
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	360,000	386,209
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	330,000	353,292
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	280,000	299,763
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	392,186
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	656,230
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	183,074
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	168,894
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (c)	1,395,000	1,416,191
TOTAL ELECTRIC UTILITIES		8,883,553
General Obligations - 3.6%
Decatur GA Pub Facs Auth Rev (Decatur GA Proj.) Gen. Oblig. 3% 2/1/2047	1,255,000	993,459
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	8,565,000	9,120,123
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed) (b)	8,725,000	9,165,891
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	12,000,000	12,153,868
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	3,485,000	3,765,113
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (c)	3,595,000	3,662,874
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (c)	1,000,000	1,063,637
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (c)	3,940,000	4,165,716
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	434,204
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	570,335
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (c)	1,360,000	1,452,566
TOTAL GENERAL OBLIGATIONS		46,547,786
Health Care - 0.1%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	214,988
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,493,405
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,458
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	196,224
TOTAL HEALTH CARE		1,909,075
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.25% 6/1/2040	615,000	659,787
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (e)	430,000	439,728
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (e)	1,090,000	1,101,178
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (e)	1,885,000	1,935,940
TOTAL INDUSTRIAL DEVELOPMENT		4,136,633
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,470,538
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (d)	520,000	559,081
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2035 (d)	1,340,000	1,497,771
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,085,324
TOTAL TRANSPORTATION		3,142,176
TOTAL GEORGIA		72,240,391
Hawaii - 1.0%
General Obligations - 0.7%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,129
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,064,252
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,456,778
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,641,956
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,172,075
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,398,116
TOTAL GENERAL OBLIGATIONS		7,738,306
Transportation - 0.3%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (d)	2,500,000	2,645,475
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (d)	350,000	361,681
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (d)	1,245,000	1,315,120
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (d)	40,000	40,236
TOTAL TRANSPORTATION		4,362,512
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	455,000	517,892
TOTAL HAWAII		12,618,710
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	5,000	5,032
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	670,682
TOTAL IDAHO		675,714
Illinois - 8.2%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	100,000	103,671
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	621,802
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,050
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,107
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	54,141
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	290,181
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	97,388
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2026	200,000	201,113
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	200,000	212,264
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	200,000	208,778
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	363,959
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	240,957
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	226,336
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2033 (d)	265,000	286,539
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2034 (d)	385,000	418,058
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2035 (d)	820,000	891,641
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2036 (d)	725,000	788,674
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	444,269
Univ IL Brd Trustees Cfts Partn (Board of Trustees of the University of Illinois/The Proj.) Series A, 5% 10/1/2026	15,000	15,026
TOTAL EDUCATION		5,504,954
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,141
General Obligations - 4.8%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	356,218
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	162,583
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	152,009
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	413,931
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	128,078
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,236
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	568,005
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	941,744
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	4,285,000	4,547,802
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,000,000	3,226,794
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,027,806
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	930,506
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	402,441
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	636,197
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	7,999,983
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	372,347
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	1,445,000	1,506,639
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	1,490,000	1,558,485
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	1,985,000	2,125,816
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	456,858
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	503,773
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	90,423
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	91,771
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,273
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	171,145
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	2,078,310
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	273,536
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	686,022
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,853,054
Illinois St Gen. Oblig. 5.25% 4/1/2044	2,330,000	2,523,138
Illinois St Gen. Oblig. 5.25% 4/1/2045	1,745,000	1,871,114
Illinois St Gen. Oblig. 5.25% 4/1/2046	1,745,000	1,856,753
Illinois St Gen. Oblig. 5.5% 4/1/2051	2,330,000	2,483,022
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	875,050
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	712,092
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	485,939
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,070,475
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	714,508
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,289,506
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,713,661
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	757,325
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	559,236
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	490,590
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	355,405
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,809,436
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	710,860
Southwestern IL Dev Auth Rev (St Clair Cnty SD 105 Pontiac Proj.) 6% 12/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,164,142
Southwestern IL Dev Auth Rev (St Clair Cnty SD 105 Pontiac Proj.) 6% 12/1/2046 (Build America Mutual Assurance Co Insured)	1,000,000	1,143,356
TOTAL GENERAL OBLIGATIONS		60,996,393
Health Care - 0.5%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	342,980
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	753,688
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	709,690
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,014
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	252,286
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	40,000	40,398
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	30,000	30,273
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,137,727
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	227,153
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	517,923
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,120,766
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	868,552
TOTAL HEALTH CARE		7,011,450
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	104,921
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	375,000	370,749
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	520,000	597,777
TOTAL HOUSING		1,073,447
Special Tax - 1.7%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,566,699
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,218,184
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	420,000	296,677
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,200,000	1,130,380
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (f)	30,000	24,524
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	240,000	173,326
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	2,280,000	1,574,486
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	1,725,000	969,610
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	610,000	303,239
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (f)	1,680,000	788,692
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	155,000	60,487
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,563,451
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,041,913
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,083,528
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,255,301
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,093,073
TOTAL SPECIAL TAX		22,143,570
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (d)	1,215,000	1,289,518
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (d)	1,850,000	1,952,479
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,084,601
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (d)	300,000	328,299
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (d)	665,000	716,491
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (d)	1,715,000	1,884,772
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (d)	50,000	50,924
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (c)(d)(e)	2,000,000	2,071,314
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	234,913
TOTAL TRANSPORTATION		9,613,311
TOTAL ILLINOIS		106,353,266
Indiana - 1.4%
Education - 0.4%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,198,013
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,127,449
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,063,522
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	202,456
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	110,707
TOTAL EDUCATION		4,702,147
General Obligations - 0.3%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,089,567
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	939,562
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,253,002
TOTAL GENERAL OBLIGATIONS		3,282,131
Health Care - 0.1%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	126,992
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,805,000	1,615,499
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	50,166
TOTAL HEALTH CARE		1,792,657
Housing - 0.3%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	720,000	707,607
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	65,000	64,283
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	135,000	135,278
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2026B 1, 6% 1/1/2033	1,200,000	1,408,616
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2026B 1, 6% 7/1/2033	1,240,000	1,466,811
TOTAL HOUSING		3,782,595
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 4% tender 12/1/2044 (BP PLC Guaranteed) (c)(d)	2,925,000	2,979,713
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	375,575
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,068,776
TOTAL INDIANA		17,983,594
Iowa - 0.9%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,155,177
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (d)	455,000	459,286
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (d)	155,000	159,209
TOTAL EDUCATION		3,773,672
General Obligations - 0.4%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	3,940,000	4,200,703
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2026 A, 5% 5/15/2040	1,300,000	1,357,012
Tobacco Bonds - 0.2%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	413,593
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	255,084
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	520,891
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	636,086
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	754,488
TOTAL TOBACCO BONDS		2,580,142
TOTAL IOWA		11,911,529
Kansas - 0.3%
General Obligations - 0.3%
Garden City Kans Gen. Oblig. 3% 11/1/2040	500,000	444,992
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	780,000	878,426
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2040 (Build America Mutual Assurance Co Insured)	1,780,000	1,993,515
TOTAL KANSAS		3,316,933
Kentucky - 1.2%
Education - 0.2%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2036	615,000	692,339
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2037	580,000	648,569
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2038	800,000	889,519
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2039	210,000	232,652
TOTAL EDUCATION		2,463,079
Electric Utilities - 0.0%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (c)	1,000,000	996,120
General Obligations - 0.8%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	3,785,000	4,100,723
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	789,186
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	845,738
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	632,393
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	88,629
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	20,000	20,796
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	15,000	15,576
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	20,000	20,737
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,337
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,316
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,028,407
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	605,910
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	157,961
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,461,328
TOTAL GENERAL OBLIGATIONS		9,788,037
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	172,191
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	370,000	336,244
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	364,774
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	85,000	89,665
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	70,000	70,315
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	1,028,339
TOTAL HEALTH CARE		2,061,528
TOTAL KENTUCKY		15,308,764
Louisiana - 0.7%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,152
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	169,445
TOTAL EDUCATION		184,597
Health Care - 0.3%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,023
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	117,036
St Tammany Parish Hospital Service District No 1 Series 2026A, 5% tender 7/1/2056 (c)	2,700,000	3,032,366
TOTAL HEALTH CARE		3,344,425
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	205,000	221,927
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)(c)	3,845,000	3,852,530
Transportation - 0.1%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (d)	2,000,000	2,001,859
TOTAL LOUISIANA		9,605,338
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,183
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,839,738
Auburn ME Series 2021, 2% 11/1/2036	500,000	410,543
TOTAL GENERAL OBLIGATIONS		2,250,281
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	71,425
TOTAL MAINE		2,331,889
Maryland - 1.0%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	384,771
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	782,628
TOTAL EDUCATION		1,167,399
General Obligations - 0.5%
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2044	505,000	362,393
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2045	515,000	366,699
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2046	525,000	362,669
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2047	540,000	362,001
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2048	550,000	359,889
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2049	560,000	359,896
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2050	570,000	361,233
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	857,344
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,659,308
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,026,507
TOTAL GENERAL OBLIGATIONS		6,077,939
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	779,098
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	1,020,046
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	680,500
TOTAL HEALTH CARE		2,479,644
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	290,000	289,546
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	120,574
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	35,000	35,123
TOTAL HOUSING		445,243
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	175,974
Transportation - 0.2%
Maryland St Transn Auth Series 2020, 5% 7/1/2040	2,000,000	2,120,372
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (d)	230,000	230,000
TOTAL TRANSPORTATION		2,350,372
TOTAL MARYLAND		12,696,571
Massachusetts - 1.3%
Education - 0.5%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,365,749
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	239,999
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	254,972
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	325,040
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	339,290
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	352,930
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	366,465
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	341,703
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	324,374
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	429,724
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	444,958
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,255
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	329,280
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,062,282
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	276,112
TOTAL EDUCATION		6,493,133
Electric Utilities - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.25% 10/1/2036	1,100,000	1,235,661
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,136,660
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,691,166
TOTAL GENERAL OBLIGATIONS		3,827,826
Health Care - 0.0%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	165,000
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	199,360
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	38,304
TOTAL HEALTH CARE		402,664
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	897,074
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	511,690
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,287,895
TOTAL SPECIAL TAX		2,696,659
Transportation - 0.2%
Massachusetts St Port Auth Rev 5% 7/1/2041 (d)	1,000,000	1,052,680
Massachusetts St Port Auth Rev 5% 7/1/2046 (d)	290,000	299,123
Massachusetts St Port Auth Rev 5% 7/1/2051 (d)	1,000,000	1,015,279
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (d)	500,000	517,482
TOTAL TRANSPORTATION		2,884,564
TOTAL MASSACHUSETTS		17,540,507
Michigan - 1.1%
Education - 0.2%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	678,211
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	744,220
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	698,618
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	536,860
TOTAL EDUCATION		2,657,909
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	180,000	181,261
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	286,899
TOTAL GENERAL OBLIGATIONS		468,160
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	128,809
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	268,168
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	290,959
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	161,194
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	411,081
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,283
TOTAL HEALTH CARE		1,270,494
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	290,000	290,061
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	399,789
TOTAL HOUSING		689,850
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	116,785
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,145,915
TOTAL TOBACCO BONDS		1,262,700
Transportation - 0.4%
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2029 (d)	85,000	88,786
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2034 (d)	350,000	388,007
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2035 (d)	550,000	612,938
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2036 (d)	350,000	394,892
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2037 (d)	385,000	431,560
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2038 (d)	450,000	503,964
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2039 (d)	735,000	818,897
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.25% 12/1/2040 (d)	790,000	875,504
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2029	45,000	46,509
Wayne Cnty MI Arpt Auth Rev Series B, 5% 12/1/2042 (d)	150,000	151,841
TOTAL TRANSPORTATION		4,312,898
Water & Sewer - 0.3%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	2,845,000	3,238,325
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	100,000
TOTAL WATER & SEWER		3,338,325
TOTAL MICHIGAN		14,000,336
Minnesota - 0.6%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	514,920
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	30,076
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	294,747
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,097,590
TOTAL EDUCATION		4,937,333
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,059,310
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,025
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	116,326
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (d)	210,000	227,271
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (d)	520,000	556,106
TOTAL TRANSPORTATION		783,377
TOTAL MINNESOTA		7,956,371
Mississippi - 0.7%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (c)	490,000	422,907
General Obligations - 0.7%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2030	250,000	268,648
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2031	500,000	543,941
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2032	500,000	549,140
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2033	575,000	637,989
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2034	375,000	419,792
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2035	500,000	562,334
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2036	700,000	782,929
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2037	625,000	692,211
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2038	625,000	687,927
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2039	850,000	928,141
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2040	750,000	834,387
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2041	665,000	735,516
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2042	850,000	935,702
TOTAL GENERAL OBLIGATIONS		8,578,657
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (c)	80,000	80,634
TOTAL MISSISSIPPI		9,082,198
Missouri - 0.7%
General Obligations - 0.0%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,072,706
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	248,576
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	105,946
TOTAL HEALTH CARE		354,522
Housing - 0.3%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,077
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	290,000	285,758
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.65% 11/1/2046 (b)	2,190,000	2,203,281
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	830,000	854,251
TOTAL HOUSING		3,353,367
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (d)	1,170,000	1,230,100
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (d)	1,780,000	1,684,189
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	570,000	570,000
TOTAL TRANSPORTATION		2,254,189
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,204,153
TOTAL MISSOURI		9,469,037
Montana - 0.3%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	422,476
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,319
TOTAL HEALTH CARE		452,795
Housing - 0.3%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	5,000	5,035
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	2,375,000	2,601,365
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.8% 12/1/2051	1,250,000	1,256,502
TOTAL HOUSING		3,862,902
TOTAL MONTANA		4,315,697
Nebraska - 1.0%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	191,761
Electric Utilities - 0.3%
Omaha Public Power District Series 2025 A, 5% 2/1/2039	4,055,000	4,551,188
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (c)	2,290,000	2,401,501
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (c)	3,470,000	3,709,347
TOTAL GENERAL OBLIGATIONS		6,110,848
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (d)	20,000	20,048
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (d)	15,000	14,987
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	360,000	360,366
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (d)	400,000	416,729
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (d)	1,140,000	1,142,843
TOTAL HOUSING		1,954,973
TOTAL NEBRASKA		12,808,770
Nevada - 1.1%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	3,089,181
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	1,011,110
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	740,574
TOTAL GENERAL OBLIGATIONS		4,840,865
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,200,000	1,182,274
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	115,000	115,747
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	10,000	10,066
TOTAL HOUSING		1,308,087
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	198,566
Transportation - 0.6%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (d)	3,500,000	3,631,305
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (d)	4,000,000	4,112,319
TOTAL TRANSPORTATION		7,743,624
TOTAL NEVADA		14,091,142
New Hampshire - 0.5%
General Obligations - 0.0%
Nashua NH Gen. Oblig. 2% 8/1/2039	435,000	337,069
Nashua NH Gen. Oblig. 2.125% 8/1/2040	440,000	339,237
Nashua NH Gen. Oblig. 2.125% 8/1/2041	315,000	237,732
TOTAL GENERAL OBLIGATIONS		914,038
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	490,000	363,305
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,504,215
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	105,158
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	102,422
TOTAL HEALTH CARE		2,075,100
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	206,468	209,836
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,566,165	1,518,959
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,422,411	1,414,461
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	770,639
TOTAL HOUSING		3,913,895
TOTAL NEW HAMPSHIRE		6,903,033
New Jersey - 3.7%
Education - 1.0%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	220,913
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	767,173
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	599,997
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	623,837
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	703,176
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	749,354
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	909,080
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (d)	530,000	534,310
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (d)	485,000	488,944
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (d)	850,000	872,969
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (d)	40,000	41,115
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (d)	205,000	206,727
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (d)	145,000	149,040
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (d)	3,780,000	4,041,123
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (d)	1,170,000	1,261,882
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,124,279
TOTAL EDUCATION		13,293,919
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	498,094
General Obligations - 2.0%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	91,565
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	429,914
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	309,057
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	187,463
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	377,552
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	587,009
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	376,020
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	35,839
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	41,943
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	827,993
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	501,062
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	250,000	239,831
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	780,000	612,676
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	143,891
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,487,794
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,856,846
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	323,602
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,093,323
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	222,311
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,667,090
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,390,399
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,920,500
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	104,885
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,047,934
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,334,600
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	937,801
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	277,641
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,601,672
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	550,813
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	522,994
TOTAL GENERAL OBLIGATIONS		25,102,020
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	100,000	77,739
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	90,097
TOTAL HEALTH CARE		167,836
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,921,273
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	420,000	413,615
TOTAL TOBACCO BONDS		2,334,888
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	160,920
New Jersey Turnpike Authority 5% 1/1/2028	840,000	872,305
New Jersey Turnpike Authority 5% 1/1/2028	100,000	102,009
New Jersey Turnpike Authority 5% 1/1/2032 (b)	720,000	785,977
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,592,258
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,950,257
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	370,000	417,085
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	450,000	495,911
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	161,434
TOTAL TRANSPORTATION		6,538,156
TOTAL NEW JERSEY		47,934,913
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 10/15/2030 (d)	1,100,000	1,190,345
Port Auth NY & NJ Series 202, 5% 10/15/2029 (d)	500,000	507,550
TOTAL NEW JERSEY,NEW YORK		1,697,895
New Mexico - 0.1%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (d)	1,045,000	1,047,452
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (d)	350,000	356,571
TOTAL EDUCATION		1,404,023
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	5,000	5,096
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	14,317
TOTAL HEALTH CARE		19,413
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	20,000	20,018
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	75,000	75,331
TOTAL HOUSING		95,349
TOTAL NEW MEXICO		1,518,785
New York - 8.0%
Education - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,340,700
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	115,258
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	318,162
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,369
TOTAL EDUCATION		2,069,489
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (c)	500,000	498,318
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,027,069
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,228,875
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (c)	2,380,000	2,459,033
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	697,161
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	529,211
TOTAL GENERAL OBLIGATIONS		5,941,349
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2037	350,000	341,132
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2039	700,000	678,357
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Inc Insured)	600,000	600,839
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (e)	100,000	91,509
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	100,000	82,866
TOTAL HEALTH CARE		1,794,703
Housing - 0.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (c)	1,485,000	1,495,601
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (c)	2,570,000	2,600,901
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (c)	580,000	568,145
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (c)	3,120,000	3,121,259
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	527,167
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (d)	15,000	14,963
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	625,000	618,727
TOTAL HOUSING		8,946,763
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	100,009
Other - 0.3%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	692,300
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	717,913
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	1,001,383
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	293,571
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	728,447
TOTAL OTHER		3,433,614
Special Tax - 3.9%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,075,161
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,208,432
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,290,250
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	1,000,000	1,088,450
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	1,000,000	1,077,095
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	2,220,000	2,367,473
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	1,165,000	1,228,132
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	1,000,000	1,070,833
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,745,000	5,251,577
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	865,000	949,819
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	2,355,000	2,573,474
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	800,347
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	800,105
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	812,025
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,006,891
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,005,979
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,767,178
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2047	4,840,000	5,180,707
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5.25% 3/15/2051	4,235,000	4,554,023
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	990,001
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,402,227
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,302,151
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,168,646
TOTAL SPECIAL TAX		48,970,976
Transportation - 1.5%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,931,075
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	139,273
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,308,213
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,254,685
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,006,983
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (d)	1,000,000	1,029,523
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	380,000	411,687
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (d)	590,000	636,759
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (d)	645,000	693,250
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (d)	325,000	347,782
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (d)	220,000	234,252
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (d)	590,000	625,246
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (d)	1,430,000	1,509,448
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (d)	1,090,000	1,146,233
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (d)	925,000	968,955
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (d)	840,000	876,360
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (d)	420,000	436,623
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (d)	625,000	644,510
TOTAL TRANSPORTATION		20,200,857
Water & Sewer - 0.9%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	5,150,000	5,639,402
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,925,149
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	166,819
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	106,675
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	370,104
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	247,949
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	215,559
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	439,659
TOTAL WATER & SEWER		12,111,316
TOTAL NEW YORK		104,067,394
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (c)	3,736,932	3,920,926
North Carolina - 0.8%
Health Care - 0.4%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	375,000	326,488
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	302,625
Unc Health Nash Series 2025, 5% 2/1/2045	1,300,000	1,366,664
Unc Health Nash Series 2025, 5.5% 2/1/2043	1,130,000	1,251,216
Unc Health Nash Series 2025, 5.5% 2/1/2044	995,000	1,094,070
Unc Health Nash Series 2025, 5.75% 2/1/2050	335,000	362,608
TOTAL HEALTH CARE		4,703,671
Housing - 0.1%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057 (b)	1,340,000	1,548,421
Transportation - 0.3%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Inc Insured)	3,590,000	3,688,649
TOTAL NORTH CAROLINA		9,940,741
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	790,000	548,412
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	125,000	123,546
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	400,000	392,792
TOTAL HOUSING		516,338
TOTAL NORTH DAKOTA		1,064,750
Ohio - 3.7%
Education - 1.2%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,030,000	1,156,313
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,265,000	2,474,224
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,497,545
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	2,000,000	2,135,001
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	591,487
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	210,000	211,019
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,646,070
TOTAL EDUCATION		15,711,659
Electric Utilities - 0.0%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	553,924
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	179,538
TOTAL ELECTRIC UTILITIES		733,462
Escrowed/Pre-Refunded - 0.2%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	495,000	499,484
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2038 (Pre-refunded to 11/15/2030 at 100)	1,500,000	1,577,021
Univ Akron Ohio Gen Rcpt 4% 1/1/2027 (Escrowed to Maturity)	10,000	10,058
TOTAL ESCROWED/PRE-REFUNDED		2,086,563
General Obligations - 0.3%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	146,055
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	223,588
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	314,535
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	213,437
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	409,238
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	346,532
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	287,163
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	511,448
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	520,987
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	114,757
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	170,353
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	206,075
TOTAL GENERAL OBLIGATIONS		3,464,168
Health Care - 0.2%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	390,600
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	403,215
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	401,147
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	409,215
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	352,787
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	317,246
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,482
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	222,694
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	240,860
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	259,105
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	277,141
TOTAL HEALTH CARE		3,376,492
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,100
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	2,925,000	2,900,799
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	330,000	359,260
TOTAL HOUSING		3,270,159
Special Tax - 0.7%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,229,616
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	204,101
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	60,547
TOTAL SPECIAL TAX		8,494,264
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,105,000	1,513,341
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,143,173
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	393,421
TOTAL TOBACCO BONDS		3,049,935
Transportation - 0.6%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (d)	5,645,000	6,082,600
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,325,589
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	78,087
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	203,977
TOTAL TRANSPORTATION		7,690,253
Water & Sewer - 0.0%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	829,494
TOTAL OHIO		48,706,449
Oklahoma - 0.5%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	122,402
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	70,946
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2026B, 6% 9/1/2046	1,700,000	1,889,820
TOTAL HOUSING		1,960,766
Special Tax - 0.3%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2033	3,490,000	3,941,543
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (d)	200,000	201,120
TOTAL OKLAHOMA		6,225,831
Oregon - 0.8%
General Obligations - 0.6%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (d)	1,000,000	1,079,009
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2041 (d)	1,250,000	1,369,986
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2042 (d)	1,395,000	1,519,530
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2043 (d)	1,075,000	1,167,606
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (f)	2,460,000	1,195,753
TOTAL GENERAL OBLIGATIONS		6,331,884
Health Care - 0.0%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	639,762
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	139,944
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	500,000	501,997
TOTAL HOUSING		641,941
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2045	1,220,000	1,354,683
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (d)	240,000	253,702
Port of Portland Arpt Rev 5% 7/1/2045 (d)	650,000	668,330
TOTAL TRANSPORTATION		922,032
TOTAL OREGON		9,890,302
Pennsylvania - 6.1%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	170,000	42,721
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)(h)	270,000	67,851
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)(h)	300,000	75,390
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	302,771
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (d)	410,000	427,988
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,136
TOTAL EDUCATION		926,857
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	835,000	880,734
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,080,870
TOTAL ELECTRIC UTILITIES		1,961,604
General Obligations - 1.8%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	855,941
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,895,000	2,084,418
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	318,091
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	455,000
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	511,727
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	462,517
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	220,395
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	3,060,000	3,322,169
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	172,296
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	416,444
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	333,423
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	80,000	84,571
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2030	2,445,000	2,651,923
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2033	4,600,000	5,167,940
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2033	5,725,000	6,431,839
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	51,375
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	315,000	317,758
TOTAL GENERAL OBLIGATIONS		23,857,827
Health Care - 0.4%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (e)	2,575,000	2,818,312
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	37,352
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	502,754
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	433,999
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	100,721
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	291,864
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	175,468
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	169,672
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	762,228
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	48,912
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	103,588
TOTAL HEALTH CARE		5,444,870
Housing - 0.6%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,500,000	1,219,896
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	603,136
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (d)	1,160,000	1,184,815
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	463,035
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,066,314
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	750,111
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	508,484
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	483,450
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	508,085
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,085,167
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	498,800
TOTAL HOUSING		8,371,293
Transportation - 2.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (d)	1,280,000	1,290,440
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,351,471
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	915,463
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	659,564
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,074,758
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,987,398
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	6,081,885
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2048	3,570,000	3,832,040
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,102,171
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (d)	50,000	50,817
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (d)	595,000	629,363
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (d)	2,920,000	2,920,000
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (d)	4,020,000	4,107,868
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (d)	425,000	442,378
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (d)	1,000,000	1,074,534
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (d)	1,000,000	1,070,981
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (d)	745,000	827,220
TOTAL TRANSPORTATION		36,418,351
Water & Sewer - 0.2%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,074,859
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2045	650,000	707,902
Pittsburgh PA Wtr & Swr Auth 5% 9/1/2047	850,000	908,059
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	70,000	72,710
TOTAL WATER & SEWER		2,763,530
TOTAL PENNSYLVANIA		79,744,332
Puerto Rico - 0.6%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	2,273,421	1,665,767
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,629,686
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	580,022
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,058,141
TOTAL GENERAL OBLIGATIONS		4,933,616
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (e)	900,000	946,933
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	250,000	263,037
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	460,000	480,318
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	640,000	622,520
TOTAL WATER & SEWER		2,312,808
TOTAL PUERTO RICO		7,246,424
Rhode Island - 0.4%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	490,072
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	598,759
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,053,570
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,180,128
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (d)	35,000	35,014
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (d)	730,000	777,647
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (d)	725,000	755,606
TOTAL EDUCATION		4,890,796
General Obligations - 0.0%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	353,785
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	305,056
TOTAL GENERAL OBLIGATIONS		658,841
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	5,000	5,026
TOTAL RHODE ISLAND		5,554,663
South Carolina - 1.5%
Education - 0.0%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	910,862
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev 5% 12/1/2026	95,000	95,114
South Carolina St Svc Auth Rev 5% 12/1/2029	335,000	335,419
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,383,932
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,234,644
South Carolina St Svc Auth Rev 5% 12/1/2033	10,000	10,011
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,450,306
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	424,474
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	592,955
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	139,043
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	217,362
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,587,078
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	105,990
TOTAL ELECTRIC UTILITIES		7,576,328
Health Care - 0.7%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,201,024
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,393,073
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,110,378
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	903,687
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	177,821
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	17,826
TOTAL HEALTH CARE		8,803,809
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	25,000	25,212
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	215,000	233,955
TOTAL HOUSING		259,167
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (d)	1,475,000	1,527,306
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (d)	520,000	527,602
TOTAL TRANSPORTATION		2,054,908
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2043	435,000	368,009
TOTAL SOUTH CAROLINA		19,973,083
South Dakota - 0.4%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2017, 4% 7/1/2042	500,000	482,831
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	399,537
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (c)	1,150,000	1,253,194
TOTAL HEALTH CARE		2,135,562
Transportation - 0.2%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2029 (Build America Mutual Assurance Co Insured) (d)	695,000	739,982
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2030 (Build America Mutual Assurance Co Insured) (d)	365,000	394,265
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2031 (Build America Mutual Assurance Co Insured) (d)	770,000	840,018
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2033 (Build America Mutual Assurance Co Insured) (d)	345,000	381,052
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2040 (Build America Mutual Assurance Co Insured) (d)	440,000	484,336
TOTAL TRANSPORTATION		2,839,653
TOTAL SOUTH DAKOTA		4,975,215
Tennessee - 2.1%
Education - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	970,171
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	855,079
TOTAL EDUCATION		1,825,250
General Obligations - 1.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,594,015
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	6,180,000	6,534,580
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	4,735,000	5,059,641
TOTAL GENERAL OBLIGATIONS		14,188,236
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	550,826
Housing - 0.2%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	300,000	297,082
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	175,000	172,874
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	54,088
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	62,590
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	129,497
Tennessee Hsg Dev Agy Residential Fin Prog Rev Series 2026 1, 4.75% 7/1/2056	1,185,000	1,190,606
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	80,000	79,814
TOTAL HOUSING		1,986,551
Transportation - 0.7%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (d)	450,000	450,000
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (d)	200,000	203,981
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (d)	1,315,000	1,339,307
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (d)	655,000	684,686
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (d)	75,000	75,723
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2044 (d)	5,635,000	6,027,072
TOTAL TRANSPORTATION		8,780,769
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	895,000	563,208
TOTAL TENNESSEE		27,894,840
Texas - 7.3%
Education - 0.5%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	592,009
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	490,667
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,320,000	1,082,090
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,492,696
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	364,717
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,037,196
TOTAL EDUCATION		6,059,375
Electric Utilities - 0.4%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	782,021
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	763,071
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,061
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	1,000,000	1,065,782
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	895,000	956,898
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (c)	1,000,000	996,935
TOTAL ELECTRIC UTILITIES		4,569,768
General Obligations - 2.2%
Austin TX Cmnty College Dist 5% 8/1/2026	200,000	200,357
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	153,695
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	269,543
Burton Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	510,000	440,483
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	532,180
City of Waco TX Gen. Oblig. Series 2021 A, 2% 2/1/2043	545,000	383,598
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2045	565,000	384,199
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	675,539
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,585,057
Deer Pk Tex Gen. Oblig. 4% 3/15/2041	300,000	302,549
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,405,000	1,522,283
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2042 (Assured Guaranty Inc Insured)	615,000	429,629
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (c)	385,000	384,312
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	2,045,000	2,054,461
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	140,116
Greenville Tex Gen. Oblig. Series 2021, 2.5% 2/15/2051 (Build America Mutual Assurance Co Insured)	1,000,000	619,879
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	905,125
Harris Cnty TX Mud 480 Gen. Oblig. Series 2019, 3% 4/1/2044 (Assured Guaranty Inc Insured)	1,000,000	798,236
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,214,315
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,205,528
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,000,000	726,642
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	700,000	781,652
Leander Independent School District Series 2025 B, 5% 8/15/2029	970,000	1,040,966
Longview Tex Gen. Oblig. Series 2021, 3% 9/1/2041	395,000	342,929
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	504,360
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	1,590,000	1,600,100
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	890,799
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	1,485,000	1,069,449
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	985,381
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (c)	295,000	322,485
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	3,635,000	3,844,662
Wharton TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,320,000	977,513
TOTAL GENERAL OBLIGATIONS		28,288,022
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	206,423
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,273
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	320,899
TOTAL HEALTH CARE		537,595
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	465,000	466,454
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	900,000	982,886
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	1,305,000	1,340,056
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2026B, 4.8% 7/1/2056	1,615,000	1,616,230
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	116,779	106,033
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	85,000	84,788
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	50,000	50,478
TOTAL HOUSING		4,646,925
Transportation - 2.2%
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	692,891
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	702,006
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	592,209
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	912,250
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,176,217
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,172,209
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,032,109
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (d)	1,035,000	1,118,590
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (d)	200,000	200,000
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (d)	120,000	124,462
City of Houston TX Airport System Revenue Series 2026, 5.5% 7/15/2036 (d)	475,000	515,421
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (d)	5,450,000	6,072,614
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (d)	2,000,000	2,114,152
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (c)	2,545,000	2,623,127
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (d)	320,000	320,817
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (d)	25,000	25,144
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	2,845,000	2,133,774
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,072,103
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	796,262
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	272,287
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,197,105
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	995,870
Texas Transportation Commission (Sh 249 Tollroad Proj.) 0% 8/1/2041 (f)	250,000	122,489
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	1,120,000	1,205,398
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	1,000,000	1,089,088
TOTAL TRANSPORTATION		29,278,594
Water & Sewer - 1.7%
Bastrop Tex Wtr & Wastewater Util Sys Rev 3% 8/1/2047	1,430,000	1,093,825
City of Georgetown TX Series 2025, 5% 8/15/2029	700,000	748,190
City of Georgetown TX Series 2025, 5% 8/15/2030	725,000	787,342
City of Georgetown TX Series 2025, 5% 8/15/2031	650,000	715,513
City of Georgetown TX Series 2025, 5% 8/15/2032	825,000	918,531
City of Georgetown TX Series 2025, 5% 8/15/2033	525,000	590,598
City of Georgetown TX Series 2025, 5% 8/15/2034	670,000	760,296
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	2,450,000	1,754,632
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	725,171
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	3,360,000	2,416,265
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2032	320,000	352,576
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2033	465,000	517,483
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2045	955,000	1,023,071
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,045,980
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	448,989
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	665,675
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	607,564
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	494,760
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,301,496
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,358,367
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	782,284
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	2,360,000	2,522,095
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,188
TOTAL WATER & SEWER		21,635,891
TOTAL TEXAS		95,016,170
Utah - 0.4%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	121,086	92,628
Special Tax - 0.4%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.25% 6/1/2045 (e)	1,130,000	1,164,975
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	500,000	518,405
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (e)	1,000,000	1,022,995
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	1,146,000	1,202,122
Utah City West Public Infrastructure District No 1 5.5% 12/1/2046 (e)	246,000	252,641
Utah City West Public Infrastructure District No 1 5.875% 12/1/2055 (e)	425,000	436,424
TOTAL SPECIAL TAX		4,597,562
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (d)	175,000	180,909
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (d)	310,000	342,915
TOTAL TRANSPORTATION		523,824
TOTAL UTAH		5,214,014
Vermont - 0.0%
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	198,000	194,273
Virginia - 0.7%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	113,904
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	513,579
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5.5% 4/1/2045	625,000	651,992
TOTAL EDUCATION		1,279,475
General Obligations - 0.3%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	184,724
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,908,278
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,746,625
TOTAL GENERAL OBLIGATIONS		3,839,627
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	310,295
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2031	1,000,000	1,081,296
TOTAL HEALTH CARE		1,391,591
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	813,104
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (d)	1,465,000	1,474,369
TOTAL VIRGINIA		8,798,166
Washington - 1.7%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	537,759
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	310,638
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (e)	740,000	787,440
TOTAL EDUCATION		1,635,837
General Obligations - 0.2%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,177,877
Health Care - 0.4%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	195,000	197,192
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	550,000	576,992
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	1,370,000	1,421,562
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	1,260,000	1,303,142
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	100,329
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	100,000	96,587
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	771,148
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,117
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,226
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	101,011
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	530,000	502,540
TOTAL HEALTH CARE		5,085,846
Housing - 0.3%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	234,414
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,960,519
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,017,262
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	526,677
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	535,335
TOTAL HOUSING		4,274,207
Special Tax - 0.3%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	296,244
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,805,000	1,268,308
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	250,000	208,516
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,598,621
TOTAL SPECIAL TAX		4,371,689
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (d)	350,000	355,792
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (d)	100,000	94,889
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (d)	495,000	495,846
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (d)	305,000	312,764
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (d)	860,000	898,188
TOTAL TRANSPORTATION		2,157,479
Water & Sewer - 0.2%
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2036	900,000	1,038,485
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2040	400,000	451,245
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2041	500,000	559,817
TOTAL WATER & SEWER		2,049,547
TOTAL WASHINGTON		22,752,482
West Virginia - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 4% 1/1/2038	745,000	687,701
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	50,567
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	240,778
TOTAL WEST VIRGINIA		979,046
Wisconsin - 0.6%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	95,000	95,678
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	207,289
TOTAL EDUCATION		302,967
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	5,000	5,377
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	265,000	208,925
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,496,259
TOTAL GENERAL OBLIGATIONS		1,705,184
Health Care - 0.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	301,658
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	76,387
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	280,218
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	227,732
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	63,340
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	157,575
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	160,202
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	629,899
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	44,699
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	95,000	87,402
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	286,447
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	145,295
TOTAL HEALTH CARE		2,460,854
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	90,000	88,780
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	1,870,000	1,519,764
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	500,000	350,000
TOTAL INDUSTRIAL DEVELOPMENT		1,869,764
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (d)	835,000	934,546
Water & Sewer - 0.0%
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2038	305,000	228,491
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2039	315,000	230,033
TOTAL WATER & SEWER		458,524
TOTAL WISCONSIN		7,825,996
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2, 2.8% 12/1/2031	1,000,000	966,647
TOTAL MUNICIPAL SECURITIES (Cost $1,286,006,353)		1,287,854,635

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $32,083,891)	2.87	32,077,475	32,083,891

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,318,090,244)	1,319,938,526
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(15,162,454)
NET ASSETS - 100.0%	1,304,776,072

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,790,272 or 1.7% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Level 3 security.
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	84,719,409	174,395,482	227,031,000	1,133,390	-	-	32,083,891	32,077,475	1.1%
Total	84,719,409	174,395,482	227,031,000	1,133,390	-	-	32,083,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	110,662,398	-	110,476,436	185,962
Electric Utilities	52,318,345	-	52,318,345	-
Escrowed/Pre-Refunded	4,107,587	-	4,107,587	-
General Obligations	466,364,257	-	466,364,257	-
Health Care	88,500,171	-	88,428,672	71,499
Housing	78,879,785	-	78,879,785	-
Industrial Development	20,579,818	-	20,579,818	-
Other	3,648,620	-	3,648,620	-
Resource Recovery	896,205	-	896,205	-
Special Tax	114,589,157	-	114,589,157	-
Tobacco Bonds	10,305,046	-	10,305,046	-
Transportation	279,232,433	-	279,232,433	-
Water & Sewer	57,770,813	-	57,770,813	-

Money Market Funds	32,083,891	32,083,891	-	-
Total Investments in Securities:	1,319,938,526	32,083,891	1,287,597,174	257,461
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,286,006,353)	$1,287,854,635
Fidelity Central Funds (cost $32,083,891)	32,083,891

Total Investment in Securities (cost $1,318,090,244)		$1,319,938,526
Cash		100,000
Receivable for investments sold		1,812,273
Receivable for fund shares sold		2,632,646
Interest receivable		14,304,218
Distributions receivable from Fidelity Central Funds		147,206
Other receivables		95
Total assets		1,338,934,964
Liabilities
Payable for investments purchased on a delayed delivery basis	$28,979,278
Payable for fund shares redeemed	1,538,740
Distributions payable	3,640,874
Total liabilities		34,158,892
Net Assets		$1,304,776,072
Net Assets consist of:
Paid in capital		$1,314,651,814
Total accumulated earnings (loss)		(9,875,742)
Net Assets		$1,304,776,072
Net Asset Value, offering price and redemption price per share ($1,304,776,072 ÷ 130,283,210 shares)		$10.01
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$19,389,957
Income from Fidelity Central Funds		1,133,390
Total income		20,523,347
Expenses
Independent trustees' fees and expenses	$1,148
Total expenses before reductions	1,148
Expense reductions	(272)
Total expenses after reductions		876
Net Investment income (loss)		20,522,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,115,294)
Total net realized gain (loss)		(1,115,294)
Change in net unrealized appreciation (depreciation) on investment securities		9,728,172
Net gain (loss)		8,612,878
Net increase (decrease) in net assets resulting from operations		$29,135,349
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,522,471	$31,467,438
Net realized gain (loss)	(1,115,294)	(3,273,867)
Change in net unrealized appreciation (depreciation)	9,728,172	18,313,400
Net increase (decrease) in net assets resulting from operations	29,135,349	46,506,971
Distributions to shareholders	(19,928,520)	(30,803,750)

Share transactions
Proceeds from sales of shares	379,925,358	534,578,210
Reinvestment of distributions	2,659	1,948
Cost of shares redeemed	(192,468,019)	(319,221,214)

Net increase (decrease) in net assets resulting from share transactions	187,459,998	215,358,944
Total increase (decrease) in net assets	196,666,827	231,062,165

Net Assets
Beginning of period	1,108,109,245	877,047,080
End of period	$1,304,776,072	$1,108,109,245

Other Information
Shares
Sold	38,118,648	54,772,207
Issued in reinvestment of distributions	267	197
Redeemed	(19,320,283)	(32,734,012)
Net increase (decrease)	18,798,632	22,038,392

Financial Highlights
Fidelity Flex® Municipal Income Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.81	$9.87	$9.45	$10.56	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.170	.320	.290	.259	.200	.173
Net realized and unrealized gain (loss)	.066	.123	(.066)	.414	(1.111)	.068
Total from investment operations	.236	.443	.224	.673	(.911)	.241
Distributions from net investment income	(.166)	(.312)	(.283)	(.253)	(.199)	(.177)
Distributions from net realized gain	-	(.001)	(.001)	-	-	(.004)
Total distributions	(.166)	(.313)	(.284)	(.253)	(.199)	(.181)
Net asset value, end of period	$10.01	$9.94	$9.81	$9.87	$9.45	$10.56
Total Return C,D	2.39%	4.61%	2.31%	7.25%	(8.63)%	2.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.01%	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	3.45% G	3.28%	2.95%	2.71%	2.07%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,304,776	$1,108,109	$877,047	$703,727	$608,621	$643,945
Portfolio turnover rate I	8 % G	10%	10%	5%	16%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,541,773
Gross unrealized depreciation	(18,641,070)
Net unrealized appreciation (depreciation)	$3,900,703
Tax cost	$1,316,037,823

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,895,812)
Long-term	(9,870,720)
Total capital loss carryforward	$(12,766,532)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	315,341,393	43,198,991
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $272.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884857.108
XLI-SANN-0826
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.8%
	Principal Amount (a)	Value ($)
Alabama - 5.8%
Electric Utilities - 0.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (c)	730,000	733,948
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (c)	150,000	149,203
TOTAL ELECTRIC UTILITIES		883,151
General Obligations - 3.5%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	75,000	77,233
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	240,000	249,866
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	2,225,000	2,338,306
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	2,900,000	2,907,264
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	210,000	220,422
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	81,702
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2029 (Pacific Life Insurance Co Guaranteed)	350,000	363,415
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2029	315,000	328,202
Black Belt Energy Gas District Series 2026C, 5% 12/1/2028 (Bank of America Corp Guaranteed)	500,000	518,744
Black Belt Energy Gas District Series 2026C, 5% 6/1/2029 (Bank of America Corp Guaranteed)	1,000,000	1,042,177
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity and Life Co Guaranteed)	700,000	702,514
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	1,000,000	1,024,773
TOTAL GENERAL OBLIGATIONS		9,854,618
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.05% 11/1/2042 VRDN (c)	300,000	300,000
Industrial Development - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.97% 8/1/2036 VRDN (b)(c)	1,000,000	1,000,000
Synthetics - 1.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.97% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 2.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Black Belt Energy Gas District Participating VRDN 2.97% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,000,000	1,000,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.97% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.97% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	500,000	500,000
TOTAL SYNTHETICS		4,100,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	55,285
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	51,390
TOTAL WATER & SEWER		106,675
TOTAL ALABAMA		16,244,444
Alaska - 0.3%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	120,000	120,227
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	95,000	99,889
TOTAL GENERAL OBLIGATIONS		220,116
Synthetics - 0.2%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.82% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
TOTAL ALASKA		920,116
Arizona - 3.4%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.87% 5/1/2029 VRDN (c)	600,000	600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.87% 5/1/2029 VRDN (c)	400,000	400,000
TOTAL ELECTRIC UTILITIES		1,000,000
General Obligations - 0.8%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Inc Insured)	875,000	875,001
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Inc Insured)	550,000	563,124
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Inc Insured)	375,000	392,576
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	400,000	403,297
TOTAL GENERAL OBLIGATIONS		2,233,998
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	459,214
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	377,234
TOTAL HEALTH CARE		836,448
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	857,000	849,525
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	870,000	865,620
TOTAL HOUSING		1,715,145
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	844,912
Resource Recovery - 0.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	400,000	399,923
Synthetics - 0.8%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9157, 2.9% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3174, 2.95% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,000,000	2,000,000
TOTAL SYNTHETICS		2,200,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	185,000	185,000
TOTAL ARIZONA		9,415,426
Arkansas - 0.0%
Industrial Development - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.97% 6/1/2028 VRDN (b)(c)	100,000	100,000
California - 8.8%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	335,000	351,682
General Obligations - 0.3%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	350,000	363,379
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	435,000	448,451
TOTAL GENERAL OBLIGATIONS		811,830
Housing - 0.9%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (c)	1,732,000	1,731,230
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (c)	357,000	358,566
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (c)	527,000	525,965
TOTAL HOUSING		2,615,761
Resource Recovery - 3.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	350,000	349,987
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	1,300,000	1,298,939
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	300,000	299,902
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	1,300,000	1,303,430
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 2.875% tender 11/1/2041 (b)(c)	4,800,000	4,804,787
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	1,100,000	1,108,831
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	300,000	300,067
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	700,000	699,595
TOTAL RESOURCE RECOVERY		10,165,538
Synthetics - 3.9%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.97% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	2,005,000	2,005,000
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.92% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	700,000	700,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.85% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,200,000	2,200,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9232, 2.95% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	800,000	800,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9233, 2.95% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	2,100,000	2,100,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3127, 2.95% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	200,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2025 BAML6065, 3.15% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	2,600,000	2,600,001
TOTAL SYNTHETICS		10,605,001
TOTAL CALIFORNIA		24,549,812
Colorado - 3.9%
Housing - 0.1%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	400,000	400,214
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	200,000	201,945
Synthetics - 3.6%
Colorado Health Facilities Authority Participating VRDN 2.82% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	8,115,000	8,115,000
Colorado Health Facilities Authority Participating VRDN 2.82% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	780,000	780,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.97% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		9,995,000
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	275,000	283,790
TOTAL COLORADO		10,880,949
District Of Columbia - 0.2%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	340,000	342,687
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	120,000	119,908
TOTAL DISTRICT OF COLUMBIA		462,595
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	315,000	329,538
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	235,000	236,296
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	535,000	549,524
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,115,358
Florida - 5.6%
Health Care - 0.2%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	190,000	191,589
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	500,000	502,581
TOTAL HEALTH CARE		694,170
Housing - 0.2%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	390,000	390,277
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	185,000	185,092
TOTAL HOUSING		575,369
Resource Recovery - 0.8%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	210,000	211,464
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	900,000	901,768
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	1,000,000	1,000,055
TOTAL RESOURCE RECOVERY		2,113,287
Special Tax - 1.1%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.41% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	3,120,000	3,120,000
Synthetics - 3.0%
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	525,000	525,000
Miami-Dade Cnty FL Aviat Rev Participating VRDN Series 2025 CF7044, 2.82% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	1,500,000	1,500,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9087, 2.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Rib Floater Trust Various States Participating VRDN Series 2023 003, 3.02% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,200,000	1,200,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 3.4% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,800,000	1,800,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 XF1704, 2.87% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	2,500,000	2,500,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XG0636, 3.25% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (c)(e)	710,000	710,000
TOTAL SYNTHETICS		8,435,000
Transportation - 0.3%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	450,000	470,369
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (b)	345,000	353,979
TOTAL TRANSPORTATION		824,348
TOTAL FLORIDA		15,762,174
Georgia - 4.1%
Electric Utilities - 1.6%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.85% 1/1/2038 VRDN (c)	1,200,000	1,200,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	85,000	85,255
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	155,000	157,422
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3% tender 10/1/2032 (c)	325,000	325,932
Floyd Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3% 9/1/2026 VRDN (c)	2,400,000	2,400,000
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	280,000	281,586
TOTAL ELECTRIC UTILITIES		4,450,195
General Obligations - 1.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	515,000	523,066
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	3,445,000	3,489,173
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	245,000	255,624
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (c)	445,000	469,583
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	75,538
TOTAL GENERAL OBLIGATIONS		4,812,984
Housing - 0.4%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (c)	1,048,000	1,051,695
Synthetics - 0.0%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3118, 2.95% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	199,999
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	1,005,000	1,027,568
TOTAL GEORGIA		11,542,441
Hawaii - 0.2%
Synthetics - 0.2%
Hawaii St Arpts Sys Rev Participating VRDN 2.87% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	500,000	500,000
Illinois - 1.7%
General Obligations - 0.5%
Illinois St Gen. Oblig. 5% 2/1/2027	1,100,000	1,114,405
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	85,634
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	127,330
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	88,392
TOTAL GENERAL OBLIGATIONS		1,415,761
Synthetics - 0.5%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.82% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.15% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	120,000	120,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.07% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
Rib Floater Trust Various States Participating VRDN Series 2025 002, 2.97% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	710,000	710,000
TOTAL SYNTHETICS		1,430,000
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (b)	850,000	878,234
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	910,000	940,907
TOTAL TRANSPORTATION		1,819,141
TOTAL ILLINOIS		4,664,902
Indiana - 0.4%
Resource Recovery - 0.4%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	900,000	899,758
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	130,000	131,284
TOTAL INDIANA		1,031,042
Iowa - 1.6%
Education - 0.5%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2028 (b)	1,440,000	1,498,744
Electric Utilities - 1.0%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.85% 7/1/2038 VRDN (b)(c)	2,370,000	2,370,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.85% 12/1/2046 VRDN (b)(c)	400,000	400,000
TOTAL ELECTRIC UTILITIES		2,770,000
General Obligations - 0.1%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed)	50,000	50,581
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2028 (MassMutual Global Funding II Guaranteed)	55,000	56,471
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2029 (MassMutual Global Funding II Guaranteed)	60,000	62,272
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2030 (MassMutual Global Funding II Guaranteed)	65,000	68,075
TOTAL GENERAL OBLIGATIONS		237,399
TOTAL IOWA		4,506,143
Kansas - 0.2%
Housing - 0.2%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (c)	690,000	689,474
Kentucky - 4.5%
Education - 3.7%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.86% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	10,320,000	10,320,000
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	803,371
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	297,166
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.4% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
TOTAL KENTUCKY		12,520,537
Louisiana - 4.1%
Housing - 0.1%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	370,000	371,637
Industrial Development - 3.7%
St James Parish LA Rev (Nucor Corp Proj.) 2.9% 11/1/2040 VRDN (c)	400,000	400,000
St James Parish LA Rev (Nucor Corp Proj.) 2.94% 11/1/2040 VRDN (c)	9,095,000	9,095,001
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (c)(g)	830,000	831,625
TOTAL INDUSTRIAL DEVELOPMENT		10,326,626
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	315,000	318,095
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	613,522
TOTAL TRANSPORTATION		931,617
TOTAL LOUISIANA		11,629,880
Maryland - 0.7%
Synthetics - 0.7%
Rib Floater Trust Various States Participating VRDN 3.02% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	200,000	200,000
Rib Floater Trust Various States Participating VRDN Series 2022 024, 3.02% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,000,000	1,000,000
Rib Floater Trust Various States Participating VRDN Series 2022 029, 3.02% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 XF3222, 2.9% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	300,000	300,000
TOTAL MARYLAND		1,900,000
Massachusetts - 1.2%
General Obligations - 1.2%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	700,000	704,744
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	300,000	301,761
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	800,000	804,594
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	800,000	802,826
Whitman Hanson Mass Regl Sch D BAN 6.05% 8/13/2026	800,000	801,738
TOTAL MASSACHUSETTS		3,415,663
Michigan - 3.1%
Education - 0.1%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	504,200
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	729,612
General Obligations - 0.7%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	167,401
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	92,881
Utica MI Cmnty Schs Series 2026, 5% 5/1/2029 (State of Michigan Guaranteed)	1,500,000	1,599,345
TOTAL GENERAL OBLIGATIONS		1,859,627
Health Care - 0.3%
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	850,000	902,890
Housing - 1.2%
Michigan State Housing Development Authority (Clark Road Family Limited Dividend Housing Association Lp Proj.) Series 2023, 2.67% tender 12/1/2042 (c)	1,565,000	1,563,916
Michigan State Housing Development Authority (Clark Road Family Limited Dividend Housing Association Lp Proj.) Series 2023, 2.67% tender 12/1/2042 (c)	1,415,000	1,413,988
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	310,000	309,199
TOTAL HOUSING		3,287,103
Transportation - 0.5%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	1,430,000	1,441,159
TOTAL MICHIGAN		8,724,591
Minnesota - 0.6%
Health Care - 0.5%
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2029	1,190,000	1,262,110
Synthetics - 0.1%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9145, 2.9% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	300,000	300,000
TOTAL MINNESOTA		1,562,110
Mississippi - 0.2%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	445,000	429,481
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	150,000	151,573
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	275,000	289,126
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.15% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	100,000	100,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.9% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
TOTAL SYNTHETICS		300,000
TOTAL MISSOURI		740,699
Montana - 0.2%
Housing - 0.2%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	660,000	663,169
Nebraska - 0.2%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (c)	380,000	398,502
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.97% 6/1/2028 VRDN (b)(c)	100,000	100,000
TOTAL NEBRASKA		498,502
Nevada - 0.3%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	260,000	265,388
Resource Recovery - 0.2%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 2.85% tender 12/1/2026 (b)(c)(f)	500,000	499,698
TOTAL NEVADA		765,086
New Hampshire - 1.0%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,000
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,054
TOTAL HOUSING		285,054
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,409,144
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	600,000	601,540
TOTAL RESOURCE RECOVERY		2,010,684
Synthetics - 0.2%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.97% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,795,738
New Jersey - 1.5%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	150,000	154,053
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	415,000	426,215
TOTAL EDUCATION		580,268
General Obligations - 1.1%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	2,100,000	2,100,256
Morristown NJ Gen. Oblig. BAN 4% 5/28/2027	600,000	606,254
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	180,752
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	80,375
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	77,272
TOTAL GENERAL OBLIGATIONS		3,044,909
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	555,000	554,947
TOTAL NEW JERSEY		4,180,124
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	565,000	570,068
New Mexico - 0.3%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	755,000	757,710
Synthetics - 0.0%
Rib Floater Trust Various States Participating VRDN 3.02% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	195,000	195,000
TOTAL NEW MEXICO		952,710
New York - 7.7%
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	510,000	511,048
General Obligations - 6.6%
Board Coop Ed NY Sole Sup Dist RAN Series 2026, 5% 6/18/2027	700,000	707,158
City of Long Beach NY Gen. Oblig. BAN 4% 5/5/2027	1,700,000	1,715,370
Ellenville NY Cent Sch Dist BAN Series 2026, 4% 6/25/2027	1,100,000	1,109,987
Elmira Hght Csd BAN Series 2026, 4% 6/24/2027	1,200,000	1,212,480
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	900,000	900,133
Gouverneur NY Cent Sch Dist BAN 4% 6/24/2027 (g)	2,900,000	2,924,577
Greenburgh NY Cent Sch Dist BAN Series 2026, 4% 5/28/2027	500,000	505,702
Hornell City School District BAN Series 2026, 4% 6/23/2027	1,300,000	1,314,356
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	395,727	395,899
North Tonawanda NY Gen. Oblig. BAN Series 2026, 4% 5/14/2027	1,600,000	1,612,045
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	600,000	600,358
Poughkeepsie NY City Sch Dist BAN Series 2026, 4% 6/22/2027	3,000,000	3,028,432
South Ctry Cent Sch Dist NY Br BAN Series 2026 A, 4.5% 5/28/2027 (f)	400,000	402,177
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	900,000	904,892
Warsaw NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	1,100,000	1,109,112
TOTAL GENERAL OBLIGATIONS		18,442,678
Housing - 0.4%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	90,000	91,847
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (c)	115,000	115,064
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (c)	925,000	925,301
TOTAL HOUSING		1,132,212
Special Tax - 0.2%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2029	635,000	681,077
Synthetics - 0.2%
Liberty NY Dev Corp Rev Participating VRDN 3.02% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.92% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	225,000	225,000
TOTAL SYNTHETICS		525,000
Transportation - 0.1%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	330,000	332,243
TOTAL NEW YORK		21,624,258
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	500,000	499,645
Housing - 0.2%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	600,000	604,443
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (b)	550,000	562,131
TOTAL NORTH CAROLINA		1,666,219
North Dakota - 0.0%
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	211,201
Ohio - 1.5%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	70,000	69,417
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	481,261
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	525,000	528,041
TOTAL ELECTRIC UTILITIES		1,009,302
Health Care - 0.6%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	455,000	453,393
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.21% 1/15/2045 VRDN (c)	1,100,000	1,100,000
TOTAL HEALTH CARE		1,553,393
Housing - 0.5%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	130,000	130,638
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (c)	1,213,000	1,218,555
TOTAL HOUSING		1,349,193
Water & Sewer - 0.0%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	95,914
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	62,082
TOTAL WATER & SEWER		157,996
TOTAL OHIO		4,139,301
Oklahoma - 0.8%
General Obligations - 0.2%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	700,000
Health Care - 0.2%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.31% 8/15/2031 VRDN (c)	575,000	575,000
Special Tax - 0.4%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2029	270,000	288,639
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2030	560,000	609,123
TOTAL SPECIAL TAX		897,762
Synthetics - 0.0%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9103, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	114,268	114,268
TOTAL OKLAHOMA		2,287,030
Pennsylvania - 7.2%
General Obligations - 1.8%
Pennsylvania St 5% 9/1/2026	780,000	783,111
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	200,183
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	545,000	559,487
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2028	1,455,000	1,523,988
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2027	1,020,000	1,047,906
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2029	865,000	922,440
TOTAL GENERAL OBLIGATIONS		5,037,115
Health Care - 0.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	410,000	411,093
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.48% 9/1/2050 VRDN (c)	800,000	800,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.48% 9/1/2050 VRDN (c)	1,450,000	1,450,000
TOTAL HEALTH CARE		2,661,093
Housing - 0.1%
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2029 (g)	275,000	297,737
Resource Recovery - 3.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3% tender 6/1/2044 (b)(c)	2,200,000	2,200,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 2.95% tender 4/1/2049 (b)(c)	1,800,000	1,799,747
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	606,055
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	1,100,000	1,100,915
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,500,000	2,503,540
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	1,000,000	1,002,702
TOTAL RESOURCE RECOVERY		9,212,959
Synthetics - 0.2%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 2.82% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (c)(e)	500,000	500,000
Transportation - 0.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	2,000,000	2,020,547
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (b)	435,000	452,787
TOTAL TRANSPORTATION		2,473,334
TOTAL PENNSYLVANIA		20,182,238
Rhode Island - 0.3%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	352,379
General Obligations - 0.2%
Bristol-Warren RI Regl Sch Dis BAN Series 2026 2, 4% 6/2/2027	600,000	606,168
TOTAL RHODE ISLAND		958,547
South Carolina - 0.4%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	131,182
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	200,330
TOTAL ELECTRIC UTILITIES		331,512
Industrial Development - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.97% 4/1/2030 VRDN (b)(c)	300,000	300,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.97% 9/1/2028 VRDN (b)(c)	100,000	100,000
TOTAL INDUSTRIAL DEVELOPMENT		400,000
Synthetics - 0.1%
Rib Floater Trust Various States Participating VRDN Series 2022 019, 3.02% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	300,000	300,000
TOTAL SOUTH CAROLINA		1,031,512
Tennessee - 2.5%
Health Care - 1.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.87% 5/1/2039 VRDN (c)	1,400,000	1,400,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	1,415,000	1,497,889
TOTAL HEALTH CARE		2,897,889
Housing - 0.8%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (c)	910,000	917,762
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (c)	310,000	309,062
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (c)	690,000	689,112
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	335,000	335,507
TOTAL HOUSING		2,251,443
Synthetics - 0.1%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2024 MIZ9163, 2.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2027 (b)	570,000	581,948
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2028 (b)	400,000	416,752
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2029 (b)	625,000	661,095
TOTAL TRANSPORTATION		1,659,795
TOTAL TENNESSEE		7,009,127
Texas - 18.1%
Education - 0.7%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,001,127
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2027 (g)	555,000	557,911
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2028 (g)	425,000	436,507
TOTAL EDUCATION		1,995,545
Electric Utilities - 0.9%
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	805,000	805,218
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)	475,000	472,040
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)	1,190,000	1,184,077
TOTAL ELECTRIC UTILITIES		2,461,335
General Obligations - 4.2%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	390,000	395,215
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	600,000	613,287
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	770,000	770,448
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	175,000	178,268
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,015,277
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	335,000	357,430
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	1,120,000	1,144,571
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	450,000	452,082
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,866,826
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	370,000	378,003
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	453,645
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	225,000	226,957
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	1,600,000	1,599,998
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	1,615,000	1,625,260
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	110,000	110,145
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	445,540
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	232,279
TOTAL GENERAL OBLIGATIONS		11,865,231
Housing - 1.0%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	1,005,000	1,006,892
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	385,000	386,396
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	110,000	110,344
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	445,000	448,112
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (c)	250,000	249,852
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	510,000	512,882
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	130,000	130,400
TOTAL HOUSING		2,844,878
Industrial Development - 5.3%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.9% 11/1/2040 VRDN (c)	1,000,000	1,000,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.93% 11/1/2040 VRDN (c)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.98% 12/1/2027 VRDN (b)(c)	12,000,000	12,000,000
TOTAL INDUSTRIAL DEVELOPMENT		14,800,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.85% tender 7/1/2040 (b)(c)	2,200,000	2,199,853
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	302,554
TOTAL RESOURCE RECOVERY		2,502,407
Special Tax - 0.3%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2029	900,000	949,982
Synthetics - 2.8%
Dallas Fort Worth International Airport Participating VRDN Series 2025 XL0705, 2.82% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	5,000,000	5,000,000
Houston TX Hotel Occ Tx & Spl Rev Participating VRDN Series 2026 XL0743, 2.82% 9/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	1,400,000	1,400,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.97% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,300,000	1,300,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9104, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	100,000	100,000
TOTAL SYNTHETICS		7,800,000
Transportation - 1.6%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2028 (b)	320,000	335,013
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (b)	3,745,000	3,848,827
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (b)	235,000	235,265
TOTAL TRANSPORTATION		4,419,105
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (c)	1,000,000	992,675
TOTAL TEXAS		50,631,158
Utah - 0.3%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	160,000	160,230
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	235,000	235,318
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3% 4/1/2028 VRDN (c)	100,000	100,000
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	60,000	61,258
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	340,000	347,127
TOTAL TRANSPORTATION		408,385
TOTAL UTAH		903,933
Virginia - 1.1%
Electric Utilities - 0.2%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	200,000	202,213
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	135,000	136,255
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	200,000	201,859
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	215,000	217,379
TOTAL ELECTRIC UTILITIES		757,706
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.92% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,000,000	2,000,000
Rib Floater Trust Various States Participating VRDN Series 2022 028, 3.02% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
TOTAL SYNTHETICS		2,400,000
TOTAL VIRGINIA		3,157,706
Washington - 2.7%
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	1,355,000	1,357,937
Housing - 0.9%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2029	450,000	467,983
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	80,262
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	135,000	135,714
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2025, 2.7% tender 4/1/2044 (c)	1,825,000	1,814,523
TOTAL HOUSING		2,498,482
Transportation - 1.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	250,000	254,810
Port Seattle WA Rev Series 2019, 5% 4/1/2030 (b)	2,000,000	2,104,070
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	95,000	95,162
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (b)	1,290,000	1,351,263
TOTAL TRANSPORTATION		3,805,305
TOTAL WASHINGTON		7,661,724
West Virginia - 0.4%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.29% 6/1/2033 VRDN (c)	250,000	250,000
Industrial Development - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	405,000	407,421
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.97% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	500,000	500,000
TOTAL INDUSTRIAL DEVELOPMENT		907,421
TOTAL WEST VIRGINIA		1,157,421
Wisconsin - 1.2%
General Obligations - 0.2%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	188,332
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	500,000	502,214
TOTAL GENERAL OBLIGATIONS		690,546
Health Care - 0.7%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (c)	1,100,000	1,162,369
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	215,000	223,516
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	525,000	542,191
TOTAL HEALTH CARE		1,928,076
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	30,000	30,016
Industrial Development - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	340,000
Resource Recovery - 0.2%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(c)	500,000	499,971
TOTAL WISCONSIN		3,488,609
TOTAL MUNICIPAL SECURITIES (Cost $279,544,343)		279,843,218

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $3,981,840)	2.87	3,981,044	3,981,840

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $283,526,183)	283,825,058
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,482,975)
NET ASSETS - 100.0%	280,342,083

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,214,268 or 2.9% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,122,222 or 0.8% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.85% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	2,200,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.9% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	200,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.97% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	1,300,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9087, 2.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	200,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9103, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	114,268

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9104, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	100,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9145, 2.9% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	300,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9157, 2.9% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	200,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2024 MIZ9163, 2.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	200,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9232, 2.95% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	800,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9233, 2.95% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,100,000

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.97% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	500,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,413,101	44,605,457	50,036,718	171,914	-	-	3,981,840	3,981,044	0.1%
Total	9,413,101	44,605,457	50,036,718	171,914	-	-	3,981,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	15,750,034	-	15,750,034	-
Electric Utilities	16,058,914	-	16,058,914	-
Escrowed/Pre-Refunded	499,645	-	499,645	-
General Obligations	65,944,311	-	65,944,311	-
Health Care	15,590,437	-	15,590,437	-
Housing	24,970,648	-	24,970,648	-
Industrial Development	30,308,085	-	30,308,085	-
Resource Recovery	28,304,225	-	28,304,225	-
Special Tax	5,850,766	-	5,850,766	-
Synthetics	53,199,268	-	53,199,268	-
Transportation	21,989,631	-	21,989,631	-
Water & Sewer	1,377,254	-	1,377,254	-

Money Market Funds	3,981,840	3,981,840	-	-
Total Investments in Securities:	283,825,058	3,981,840	279,843,218	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $279,544,343)	$279,843,218
Fidelity Central Funds (cost $3,981,840)	3,981,840

Total Investment in Securities (cost $283,526,183)		$283,825,058
Receivable for fund shares sold		655,981
Interest receivable		2,175,094
Distributions receivable from Fidelity Central Funds		19,060
Other receivables		77
Total assets		286,675,270
Liabilities
Payable to custodian bank	$130,583
Payable for investments purchased on a delayed delivery basis	5,044,476
Payable for fund shares redeemed	487,929
Distributions payable	670,199
Total liabilities		6,333,187
Net Assets		$280,342,083
Net Assets consist of:
Paid in capital		$279,951,963
Total accumulated earnings (loss)		390,120
Net Assets		$280,342,083
Net Asset Value, offering price and redemption price per share ($280,342,083 ÷ 27,910,123 shares)		$10.04
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$3,609,919
Income from Fidelity Central Funds		171,914
Total income		3,781,833
Expenses
Independent trustees' fees and expenses	$253
Total expenses before reductions	253
Expense reductions	(131)
Total expenses after reductions		122
Net Investment income (loss)		3,781,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,357
Total net realized gain (loss)		54,357
Change in net unrealized appreciation (depreciation) on investment securities		(65,176)
Net gain (loss)		(10,819)
Net increase (decrease) in net assets resulting from operations		$3,770,892
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,781,711	$7,072,321
Net realized gain (loss)	54,357	48,487
Change in net unrealized appreciation (depreciation)	(65,176)	438,535
Net increase (decrease) in net assets resulting from operations	3,770,892	7,559,343
Distributions to shareholders	(3,772,359)	(7,101,376)

Share transactions
Proceeds from sales of shares	100,383,358	153,454,325
Reinvestment of distributions	399	315
Cost of shares redeemed	(62,357,055)	(114,083,575)

Net increase (decrease) in net assets resulting from share transactions	38,026,702	39,371,065
Total increase (decrease) in net assets	38,025,235	39,829,032

Net Assets
Beginning of period	242,316,848	202,487,816
End of period	$280,342,083	$242,316,848

Other Information
Shares
Sold	9,990,524	15,286,587
Issued in reinvestment of distributions	40	31
Redeemed	(6,206,561)	(11,367,248)
Net increase (decrease)	3,784,003	3,919,370

Financial Highlights
Fidelity Flex® Conservative Income Municipal Bond Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.02	$10.02	$9.96	$10.03	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.145	.316	.345	.320	.118	.052
Net realized and unrealized gain (loss)	(.001)	.022	.003	.057	(.069)	(.007)
Total from investment operations	.144	.338	.348	.377	.049	.045
Distributions from net investment income	(.144)	(.316)	(.347)	(.316)	(.119)	(.054)
Distributions from net realized gain	-	(.002)	(.001)	(.001)	-	(.001)
Total distributions	(.144)	(.318)	(.348)	(.317)	(.119)	(.055)
Net asset value, end of period	$10.04	$10.04	$10.02	$10.02	$9.96	$10.03
Total Return C,D	1.45%	3.42%	3.53%	3.85%	.49%	.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	-% H	.02%	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	2.91% G	3.16%	3.45%	3.21%	1.19%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$280,342	$242,317	$202,488	$162,467	$149,125	$145,602
Portfolio turnover rate I	77 % G	62%	67%	78%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$461,182
Gross unrealized depreciation	(128,069)
Net unrealized appreciation (depreciation)	$333,113
Tax cost	$283,491,945

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	79,097,026	54,665,703
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Conservative Income Municipal Bond Fund	7,204,214	400,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $131.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884864.108
XCB-SANN-0826
Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.5%
	Principal Amount (a)	Value ($)
Alabama - 6.0%
Electric Utilities - 0.5%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (b)	4,545,000	4,569,581
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,045,000	1,056,990
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.13% 8/1/2063 VRDN (b)(c)	3,300,000	3,300,000
TOTAL ELECTRIC UTILITIES		8,926,571
General Obligations - 3.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	4,585,000	4,626,363
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	580,000	597,270
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	12,165,000	12,784,492
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	19,100,000	19,147,836
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,530,000	1,605,934
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	250,212
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2027 (Pacific Life Insurance Co Guaranteed)	240,000	242,355
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2028 (Pacific Life Insurance Co Guaranteed)	1,090,000	1,126,315
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2029 (Pacific Life Insurance Co Guaranteed)	1,200,000	1,251,526
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2027	910,000	929,250
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2029	625,000	651,195
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	400,000	408,659
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	7,305,000	7,715,607
TOTAL GENERAL OBLIGATIONS		51,337,014
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.05% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (b)	2,675,000	2,758,737
Industrial Development - 0.5%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.97% 8/1/2036 VRDN (b)(c)	9,426,000	9,426,000
Synthetics - 1.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.97% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 2.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 2.97% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	19,700,000	19,700,000
TOTAL SYNTHETICS		26,095,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	547,821
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	513,906
TOTAL WATER & SEWER		1,061,727
TOTAL ALABAMA		102,528,049
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	950,000	951,793
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	325,000	334,012
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	420,000	441,615
TOTAL ALASKA		1,727,420
Arizona - 4.1%
Electric Utilities - 1.7%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.87% 5/1/2029 VRDN (b)	18,000,000	18,000,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.87% 5/1/2029 VRDN (b)	10,800,000	10,800,000
TOTAL ELECTRIC UTILITIES		28,800,000
General Obligations - 0.2%
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	2,885,000	2,908,778
Health Care - 0.0%
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,126,817
Housing - 0.4%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	6,123,000	6,069,598
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,698,976
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	2,700,000	2,699,479
Synthetics - 0.9%
Maricopa Cnty AR Indl Dev Auth Multi Family Hsg Rev Participating VRDN Series 2024 BAML6037, 3.2% 4/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(e)	2,835,000	2,835,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9157, 2.9% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,905,969	1,905,969
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3174, 2.95% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	10,740,000	10,740,000
TOTAL SYNTHETICS		15,480,969
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,155,000
TOTAL ARIZONA		70,939,617
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.97% 6/1/2028 VRDN (b)(c)	3,100,000	3,100,000
California - 11.6%
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	2,520,000	2,645,489
General Obligations - 0.1%
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	473,329
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,512,428
TOTAL GENERAL OBLIGATIONS		1,985,757
Housing - 0.8%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (b)	10,870,000	10,865,165
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	2,238,000	2,247,820
TOTAL HOUSING		13,112,985
Resource Recovery - 4.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	2,600,000	2,599,906
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	8,500,000	8,493,061
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	1,950,000	1,949,364
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	9,625,000	9,650,393
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 2.875% tender 11/1/2041 (b)(c)	16,625,000	16,641,578
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	8,150,000	8,215,428
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,080,000	2,080,468
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 2.95% tender 11/1/2042 (b)(c)(f)	6,800,000	6,799,046
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 2.95% tender 11/1/2042 (b)(c)(f)	4,700,000	4,699,341
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	4,400,000	4,397,456
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	6,850,000	6,863,791
TOTAL RESOURCE RECOVERY		72,389,832
Synthetics - 5.4%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.92% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	5,200,000	5,200,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.85% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	25,415,000	25,415,001
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9095, 2.85% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,391,875	10,391,875
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9221, 2.85% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,550,000	10,550,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9232, 2.95% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,800,000	5,800,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9233, 2.95% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	16,000,000	16,000,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3127, 2.95% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,755,000	1,755,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2025 BAML6065, 3.15% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	18,250,000	18,250,000
TOTAL SYNTHETICS		93,361,876
Transportation - 0.9%
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	5,780,000	5,895,916
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	4,180,000	4,263,829
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2028 (c)	1,650,000	1,724,345
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	3,877,599
TOTAL TRANSPORTATION		15,761,689
TOTAL CALIFORNIA		199,257,628
Colorado - 1.2%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.02% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	520,000	520,000
Housing - 0.0%
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	730,000	759,472
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	500,000	504,863
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,035,089
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2028 (Assured Guaranty Inc Insured)	950,000	1,000,733
TOTAL SPECIAL TAX		2,540,685
Synthetics - 0.7%
Colorado Health Facilities Authority Participating VRDN 2.82% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,000,000	6,000,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.97% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	4,300,000	4,300,000
TOTAL SYNTHETICS		10,300,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,194,727
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,915,293
TOTAL TRANSPORTATION		6,110,020
TOTAL COLORADO		20,230,177
Connecticut - 0.4%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	975,000	979,232
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,850,000
TOTAL EDUCATION		2,829,232
General Obligations - 0.0%
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	445,750
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	425,447
TOTAL GENERAL OBLIGATIONS		871,197
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	2,967,725
TOTAL CONNECTICUT		6,668,154
District Of Columbia - 0.2%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,892,684
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	855,000	854,342
TOTAL DISTRICT OF COLUMBIA		3,747,026
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	829,549
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,256,894
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	2,335,000	2,442,768
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,565,670
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		9,094,881
Florida - 6.6%
General Obligations - 0.2%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	3,115,000	3,115,000
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	665,000	666,127
TOTAL GENERAL OBLIGATIONS		3,781,127
Health Care - 0.3%
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,830,184
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	3,200,000	3,216,516
TOTAL HEALTH CARE		5,046,700
Housing - 0.1%
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,530,763
Resource Recovery - 0.6%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,450,000	1,460,110
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,438,839
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,500,000	7,500,409
TOTAL RESOURCE RECOVERY		10,399,358
Special Tax - 1.4%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.41% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	24,940,000	24,940,000
Synthetics - 3.6%
Greater Orlando Aviation Auth Participating VRDN 3.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,960,000	3,960,000
Miami-Dade Cnty FL Aviat Rev Participating VRDN Series 2025 XM1321, 3.05% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
Miami-Dade Cnty FL Seaport Rev Participating VRDN Series 2021 XF2947, 2.85% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,600,000	1,600,000
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9087, 2.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,015,000	1,015,000
Rib Floater Trust Various States Participating VRDN Series 2023 003, 3.02% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,600,000	7,600,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN 3.4% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	8,200,000	8,200,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 XF1704, 2.87% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	25,300,000	25,300,001
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2026 XG0636, 3.25% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,160,000	5,160,000
TOTAL SYNTHETICS		60,835,001
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (c)	275,000	281,838
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (c)	1,265,000	1,293,350
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	3,390,000	3,543,440
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2029 (c)	1,405,000	1,489,329
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (h)	275,000	272,430
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (h)	360,000	344,293
TOTAL TRANSPORTATION		7,224,680
TOTAL FLORIDA		113,757,629
Georgia - 3.0%
Electric Utilities - 0.6%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.13% 11/1/2052 VRDN (b)(c)	3,500,000	3,500,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	732,188
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,305,079
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3% tender 10/1/2032 (b)	1,940,000	1,945,562
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	230,000	230,000
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,035,758
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,005,000	2,016,360
TOTAL ELECTRIC UTILITIES		10,764,947
General Obligations - 1.8%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	3,870,000	3,930,616
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	11,855,000	12,007,008
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	5,285,000	5,514,179
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	431,300
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,750,000	2,901,915
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	196,399
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	708,751
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	351,058
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	638,537
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citigroup Inc Guaranteed)	875,000	881,278
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,000,000	1,023,943
TOTAL GENERAL OBLIGATIONS		28,584,984
Housing - 0.1%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,514,151
Synthetics - 0.1%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2023 XF3118, 2.95% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,855,143	1,855,143
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2026 (c)	1,680,000	1,680,000
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	3,700,000	3,854,954
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	1,800,000	1,906,610
TOTAL TRANSPORTATION		7,441,564
TOTAL GEORGIA		51,160,789
Hawaii - 0.7%
Synthetics - 0.7%
Hawaii St Arpts Sys Rev Participating VRDN 2.87% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	11,500,000	11,500,000
Illinois - 3.1%
Education - 0.0%
Kane Cnty Ill Rev (Glenwood School For Boys, Il Proj.) 2.95% 2/1/2028, LOC Northern Trust CO Chicago VRDN (b)	195,000	194,999
General Obligations - 0.6%
Illinois St Gen. Oblig. 5% 2/1/2027	7,600,000	7,699,527
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	936,941
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	972,850
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	412,550
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	696,734
TOTAL GENERAL OBLIGATIONS		10,718,602
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	262,782
Synthetics - 1.5%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.82% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,300,000	7,300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.15% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,000,000	1,000,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.07% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,150,000	2,150,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 2.84% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,500,000	7,500,000
Rib Floater Trust Various States Participating VRDN Series 2025 002, 2.97% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,200,000	6,200,000
TOTAL SYNTHETICS		24,150,000
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	641,998
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (c)	1,480,000	1,531,372
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	2,185,000	2,207,992
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2029 (c)	4,290,000	4,488,001
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,810,000	7,041,289
TOTAL TRANSPORTATION		15,910,652
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,300,000	2,329,369
TOTAL ILLINOIS		53,566,404
Indiana - 0.9%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	4,955,000	5,037,694
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	645,730
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	511,303
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	642,969
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	368,138
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,479
TOTAL GENERAL OBLIGATIONS		3,213,619
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	5,500,000	5,498,522
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,348,184
TOTAL INDIANA		15,098,019
Iowa - 0.5%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (c)	380,000	382,900
Electric Utilities - 0.4%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.85% 7/1/2038 VRDN (b)(c)	4,000,000	4,000,001
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.85% 12/1/2046 VRDN (b)(c)	2,200,000	2,200,000
TOTAL ELECTRIC UTILITIES		6,200,001
General Obligations - 0.1%
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed)	295,000	298,427
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2028 (MassMutual Global Funding II Guaranteed)	335,000	343,962
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2029 (MassMutual Global Funding II Guaranteed)	390,000	404,766
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2030 (MassMutual Global Funding II Guaranteed)	420,000	439,871
TOTAL GENERAL OBLIGATIONS		1,487,026
TOTAL IOWA		8,069,927
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	717,022
Kentucky - 5.2%
Education - 2.5%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.86% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	42,300,000	42,300,000
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,289,784
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	559,075
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	235,956
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	610,130
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	485,850
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	427,738
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,087,187
TOTAL GENERAL OBLIGATIONS		4,405,936
Industrial Development - 2.1%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.4% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.4% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
TOTAL INDUSTRIAL DEVELOPMENT		35,300,000
TOTAL KENTUCKY		90,295,720
Louisiana - 3.9%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,008,620
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,135,001
TOTAL HOUSING		3,143,621
Industrial Development - 3.1%
St James Parish LA Rev (Nucor Corp Proj.) 2.9% 11/1/2040 VRDN (b)	4,270,000	4,270,000
St James Parish LA Rev (Nucor Corp Proj.) 2.94% 11/1/2040 VRDN (b)	40,035,000	40,035,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	4,115,000	4,115,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)(g)	5,200,000	5,210,184
TOTAL INDUSTRIAL DEVELOPMENT		53,630,184
Synthetics - 0.2%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2025 XF3347, 2.95% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	4,200,000	4,200,000
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,340,000	2,362,992
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,410,000	4,547,282
TOTAL TRANSPORTATION		6,910,274
TOTAL LOUISIANA		67,884,079
Maryland - 0.4%
Synthetics - 0.4%
Rib Floater Trust Various States Participating VRDN Series 2022 024, 3.02% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,100,000	4,100,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 XF3222, 2.9% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,810,000	2,810,000
TOTAL MARYLAND		6,910,000
Massachusetts - 1.4%
General Obligations - 1.4%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	4,700,000	4,731,851
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	2,100,000	2,112,325
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	6,275,000	6,311,037
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	5,800,000	5,820,486
Whitman Hanson Mass Regl Sch D BAN 6.05% 8/13/2026	5,200,000	5,211,300
TOTAL MASSACHUSETTS		24,186,999
Michigan - 2.1%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,537,059
General Obligations - 0.6%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,384,863
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	768,851
Portage MI Pub Schs Series 2026, 5.5% 11/1/2028 (Assured Guaranty Inc Insured)	1,795,000	1,912,261
Portage MI Pub Schs Series 2026, 5.5% 11/1/2029 (Assured Guaranty Inc Insured)	2,470,000	2,688,908
Utica MI Cmnty Schs Series 2026, 5% 5/1/2028 (State of Michigan Guaranteed)	1,425,000	1,488,243
Utica MI Cmnty Schs Series 2026, 5% 5/1/2030 (State of Michigan Guaranteed)	450,000	488,237
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2027 (State of Michigan Guaranteed)	1,000,000	1,019,598
TOTAL GENERAL OBLIGATIONS		9,750,961
Health Care - 0.4%
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	6,260,000	6,649,517
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	2,175,000	2,169,381
Special Tax - 0.0%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	400,000
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	562,449
TOTAL SPECIAL TAX		962,449
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,155,000	3,245,173
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2028 (c)	7,750,000	8,114,001
TOTAL TRANSPORTATION		11,359,174
TOTAL MICHIGAN		36,428,541
Minnesota - 0.6%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	368,755
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,081,905
Health Care - 0.5%
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2029	3,060,000	3,245,427
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2030	4,470,000	4,822,712
TOTAL HEALTH CARE		8,068,139
TOTAL MINNESOTA		9,518,799
Mississippi - 0.3%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	3,310,000	3,194,567
Electric Utilities - 0.1%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3% 11/1/2052 VRDN (b)(c)	2,000,000	2,000,000
TOTAL MISSISSIPPI		5,194,567
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,544,022
Synthetics - 0.1%
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.9% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,969,501	1,969,501
TOTAL MISSOURI		3,513,523
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	4,940,000	4,963,719
Nebraska - 0.4%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,360,000	2,474,909
Industrial Development - 0.3%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.97% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.97% 6/1/2028 VRDN (b)(c)	625,000	625,000
TOTAL INDUSTRIAL DEVELOPMENT		4,225,000
TOTAL NEBRASKA		6,699,909
Nevada - 0.3%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	1,975,000	2,015,929
Resource Recovery - 0.2%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 2.85% tender 12/1/2026 (b)(c)(f)	2,800,000	2,798,310
TOTAL NEVADA		4,814,239
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	191,354
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	680,000
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,080,605
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,170,559
TOTAL HOUSING		2,931,164
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,038,115
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,100,000	4,110,521
TOTAL RESOURCE RECOVERY		16,148,636
Synthetics - 0.1%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.97% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	2,100,000	2,100,000
TOTAL NEW HAMPSHIRE		21,371,154
New Jersey - 1.9%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	640,163
General Obligations - 1.7%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	15,512,500	15,514,390
Ho & Ho Kus NJ Gen. Oblig. BAN 4% 4/30/2027	3,156,737	3,176,996
Morristown NJ Gen. Oblig. BAN 4% 5/28/2027	4,060,137	4,102,457
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,840,000	1,847,690
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,446,407
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	326,522
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	649,089
TOTAL GENERAL OBLIGATIONS		28,063,551
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	4,060,000	4,059,611
TOTAL NEW JERSEY		32,763,325
New Jersey,New York - 0.9%
Transportation - 0.9%
Port Auth NY & NJ 5% 10/15/2026 (c)	2,600,000	2,615,785
Port Auth NY & NJ 5% 10/15/2027 (c)	1,995,000	2,053,369
Port Auth NY & NJ 5% 7/15/2026 (c)	2,550,000	2,551,988
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	1,625,000	1,659,501
Port Auth NY & NJ Series 226, 5% 10/15/2027 (c)	1,445,000	1,487,277
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,544,292
TOTAL NEW JERSEY,NEW YORK		15,912,212
New Mexico - 0.3%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,660,000	5,680,317
New York - 8.6%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	255,000
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	3,755,000	3,762,714
General Obligations - 6.5%
Board Coop Ed NY Sole Sup Dist RAN Series 2026, 5% 6/18/2027	4,500,000	4,546,015
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,267,281
Ellenville NY Cent Sch Dist BAN Series 2026, 4% 6/25/2027	6,500,000	6,559,014
Elmira Hght Csd BAN Series 2026, 4% 6/24/2027	7,785,100	7,866,067
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	6,600,000	6,600,975
Gouverneur NY Cent Sch Dist BAN 4% 6/24/2027 (g)	17,600,000	17,749,158
Greenburgh NY Cent Sch Dist BAN Series 2026, 4% 5/28/2027	3,300,000	3,337,633
Hornell City School District BAN Series 2026, 4% 6/23/2027	8,200,000	8,290,554
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	2,600,000	2,601,131
North Tonawanda NY Gen. Oblig. BAN Series 2026, 4% 5/14/2027	10,100,000	10,176,034
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	4,500,000	4,502,684
Poughkeepsie NY City Sch Dist BAN Series 2026, 4% 6/22/2027	18,800,000	18,978,170
South Ctry Cent Sch Dist NY Br BAN Series 2026 A, 4.5% 5/28/2027 (f)	2,200,000	2,211,975
Syracuse NY BAN 4% 7/16/2027 (g)	3,400,000	3,435,088
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	7,000,000	7,038,050
Warsaw NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	7,000,000	7,057,986
TOTAL GENERAL OBLIGATIONS		112,217,815
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	966,437
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,170,649
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,342,715
TOTAL HOUSING		10,479,801
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	5,895,000	6,092,162
Synthetics - 0.6%
Liberty NY Dev Corp Rev Participating VRDN 3.02% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.92% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.92% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,480,000	4,480,000
TOTAL SYNTHETICS		10,083,500
Transportation - 0.3%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,280,511
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,196,580
TOTAL TRANSPORTATION		4,477,091
TOTAL NEW YORK		147,368,083
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,500,000	3,497,514
Health Care - 0.1%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,873,597
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	4,350,000	4,382,209
TOTAL NORTH CAROLINA		10,753,320
Ohio - 1.1%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	728,878
Electric Utilities - 0.5%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	4,979,782
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	4,055,000	4,078,491
TOTAL ELECTRIC UTILITIES		9,058,273
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.21% 1/15/2045 VRDN (b)	6,405,000	6,405,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,339,550
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	762,258
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	522,527
TOTAL WATER & SEWER		1,284,785
TOTAL OHIO		18,816,486
Oklahoma - 1.6%
General Obligations - 0.7%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,140,000
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,334,067
TOTAL GENERAL OBLIGATIONS		12,474,067
Health Care - 0.5%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.31% 8/15/2031 VRDN (b)	7,425,000	7,425,000
Special Tax - 0.3%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2029	1,690,000	1,806,668
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2030	3,510,000	3,817,895
TOTAL SPECIAL TAX		5,624,563
Synthetics - 0.1%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9103, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,642,775	1,642,775
TOTAL OKLAHOMA		27,166,405
Oregon - 0.1%
General Obligations - 0.1%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2029 (c)	1,055,000	1,110,279
Transportation - 0.0%
Port of Portland Arpt Rev 5% 7/1/2026	360,000	360,000
TOTAL OREGON		1,470,279
Pennsylvania - 6.7%
General Obligations - 2.1%
Pennsylvania St 5% 9/1/2026	7,990,000	8,021,869
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,001,830
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	590,000	591,060
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	3,555,000	3,649,495
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2028	3,665,000	3,838,773
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2028	5,420,000	5,676,985
Philadelphia PA Sch Dist Series 2026C, 5% 3/1/2027	1,650,000	1,674,918
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2027	4,730,000	4,859,409
Philadelphia PA Sch Dist Series 2026C, 5% 9/1/2029	5,425,000	5,785,246
TOTAL GENERAL OBLIGATIONS		36,099,585
Health Care - 1.0%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	3,985,598
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.48% 9/1/2050 VRDN (b)	8,380,000	8,380,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.48% 9/1/2050 VRDN (b)	4,165,000	4,165,000
TOTAL HEALTH CARE		16,530,598
Resource Recovery - 3.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3% tender 6/1/2044 (b)(c)	14,600,000	14,600,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,747,431
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 2.95% tender 8/1/2045 (b)(c)	3,200,000	3,199,813
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,900,000	7,906,574
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	19,030,000	19,056,937
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,450,000	7,470,130
TOTAL RESOURCE RECOVERY		56,980,885
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	661,729
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	540,000	546,085
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	635,000
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	565,000	588,102
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2029 (c)	2,825,000	2,988,151
TOTAL TRANSPORTATION		5,419,067
TOTAL PENNSYLVANIA		115,030,135
Rhode Island - 0.2%
General Obligations - 0.2%
Bristol-Warren RI Regl Sch Dis BAN Series 2026 2, 4% 6/2/2027	4,100,000	4,142,148
South Carolina - 0.5%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,391,556
Industrial Development - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.97% 4/1/2030 VRDN (b)(c)	3,000,000	3,000,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.97% 9/1/2028 VRDN (b)(c)	800,000	800,000
TOTAL INDUSTRIAL DEVELOPMENT		3,800,000
Synthetics - 0.1%
Rib Floater Trust Various States Participating VRDN Series 2022 019, 3.02% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (c)	170,000	173,395
TOTAL SOUTH CAROLINA		8,764,951
Tennessee - 1.2%
Health Care - 0.6%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	9,265,000	9,807,728
Housing - 0.4%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	2,340,000	2,332,916
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	5,210,000	5,203,298
TOTAL HOUSING		7,536,214
Synthetics - 0.1%
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2024 MIZ9163, 2.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,540,658	1,540,658
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	430,000
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	663,625
TOTAL TRANSPORTATION		1,093,625
TOTAL TENNESSEE		19,978,225
Texas - 14.8%
Education - 0.2%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2027 (c)	500,000	505,103
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2028 (g)	2,635,000	2,706,346
TOTAL EDUCATION		3,211,449
Electric Utilities - 1.0%
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	6,125,000	6,126,659
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	2,815,000	2,797,456
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	8,185,000	8,144,263
TOTAL ELECTRIC UTILITIES		17,068,378
General Obligations - 2.9%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,867,840
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	4,380,000	4,476,998
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,243,275
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	2,485,000	2,651,386
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,355,000	8,538,297
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	2,795,000	2,807,931
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,701,830
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,755,000	2,814,590
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (b)	3,300,000	3,364,108
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,870,000	1,886,262
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,905,000	5,904,994
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,120,000	2,133,467
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,051,391
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,520,000	4,525,484
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	641,292
Texas State Gen. Oblig. Series 2007 A, 2.9% 6/1/2037 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	700,000	700,000
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	646,251
TOTAL GENERAL OBLIGATIONS		49,955,396
Housing - 0.6%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,002,782
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,083,376
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (b)	1,600,000	1,599,052
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 0% tender 7/1/2044 (b)(g)	3,870,000	3,870,001
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,369,207
TOTAL HOUSING		9,924,418
Industrial Development - 6.0%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.9% 11/1/2040 VRDN (b)	16,775,000	16,775,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.93% 11/1/2040 VRDN (b)	22,600,000	22,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.98% 12/1/2027 VRDN (b)(c)	61,785,000	61,785,000
TOTAL INDUSTRIAL DEVELOPMENT		101,160,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 2.85% tender 7/1/2040 (b)(c)	10,700,000	10,699,286
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,823,833
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 2.85% tender 6/1/2055 (b)(c)	2,800,000	2,799,813
TOTAL RESOURCE RECOVERY		16,322,932
Special Tax - 0.0%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2028	500,000	521,299
Synthetics - 1.0%
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.97% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	13,246,483	13,246,483
Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9104, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,321,260	1,321,260
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Participating VRDN Series 2024 XG0585, 3.25% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,300,000	3,300,000
TOTAL SYNTHETICS		17,867,743
Transportation - 2.2%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)	460,000	463,245
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)	1,525,000	1,596,546
Austin Tex Airport Sys Series 2025, 5% 11/15/2029 (c)	2,170,000	2,305,238
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2029 (c)	2,045,000	2,172,448
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	5,835,000	5,996,770
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2028 (c)	20,860,000	21,858,536
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (c)	315,000	320,592
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	3,700,000	3,799,148
TOTAL TRANSPORTATION		38,512,523
TOTAL TEXAS		254,544,138
Utah - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,567,251
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3% 4/1/2028 VRDN (b)	1,100,000	1,099,999
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	635,000
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	607,473
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	2,540,000	2,593,244
TOTAL TRANSPORTATION		3,835,717
TOTAL UTAH		6,502,967
Virginia - 0.7%
Electric Utilities - 0.5%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	1,500,000	1,516,600
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	4,965,000	5,011,145
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (b)	1,815,000	1,831,869
TOTAL ELECTRIC UTILITIES		8,359,614
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2029	610,000	640,225
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2030	1,100,000	1,172,654
TOTAL HEALTH CARE		1,812,879
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.92% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	250,000	250,000
Rib Floater Trust Various States Participating VRDN Series 2022 028, 3.02% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		1,350,000
TOTAL VIRGINIA		11,522,493
Washington - 2.1%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2027	4,500,000	4,600,933
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2028	4,600,000	4,792,878
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	825,000	872,257
TOTAL HEALTH CARE		10,266,068
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	767,509
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,414,441
TOTAL HOUSING		2,181,950
Transportation - 1.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,660,217
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	8,635,000	9,158,809
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	996,700
Port Seattle WA Rev Series 2024B, 5% 7/1/2029 (c)	10,415,000	11,031,857
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	635,626
TOTAL TRANSPORTATION		24,483,209
TOTAL WASHINGTON		36,931,227
West Virginia - 1.0%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	3,980,000	4,038,550
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.29% 6/1/2033 VRDN (b)	3,840,000	3,840,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (b)	3,170,000	3,217,622
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,985,000	3,002,845
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.97% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	3,300,000	3,300,000
TOTAL INDUSTRIAL DEVELOPMENT		6,302,845
TOTAL WEST VIRGINIA		17,399,017
Wisconsin - 1.4%
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,947,751
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	4,000,000	4,017,712
TOTAL GENERAL OBLIGATIONS		5,965,463
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	850,000	866,294
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	785,000	816,094
TOTAL HEALTH CARE		1,682,388
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	305,000	305,171
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	3,040,000	3,040,000
Resource Recovery - 0.8%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2019A 4, 2.875% tender 4/1/2033 (b)(c)	10,000,000	10,004,009
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A-3, 2.875% tender 7/1/2029 (b)(c)	3,300,000	3,301,031
TOTAL RESOURCE RECOVERY		13,305,040
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	514,107
TOTAL WISCONSIN		24,812,169
TOTAL MUNICIPAL SECURITIES (Cost $1,710,588,242)		1,712,501,888

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $24,978,461)	2.87	24,973,466	24,978,461

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,735,566,703)	1,737,480,349
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(16,244,880)
NET ASSETS - 100.0%	1,721,235,469

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,898,522 or 5.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,793,818 or 1.5% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Zero coupon bond which is issued at a discount.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.85% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	25,415,001

Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.9% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,969,501

Mizuho Floater / Residual Tr Var Sts Participating VRDN 2.97% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	13,246,483

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9087, 2.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	1,015,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9095, 2.85% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/1/2022	10,391,875

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9103, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,642,775

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2022 MIZ9104, 2.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,321,260

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2023 MIZ9157, 2.9% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,905,969

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2024 MIZ9163, 2.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,540,658

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9221, 2.85% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	10,550,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9232, 2.95% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,800,000

Mizuho Floater / Residual Tr Var Sts Participating VRDN Series 2025 MIZ9233, 2.95% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	16,000,000

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 2.97% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	2,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	79,557,979	338,965,665	393,545,183	477,409	-	-	24,978,461	24,973,466	0.8%
Total	79,557,979	338,965,665	393,545,183	477,409	-	-	24,978,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	54,448,542	-	54,448,542	-
Electric Utilities	123,249,385	-	123,249,385	-
Escrowed/Pre-Refunded	3,497,514	-	3,497,514	-
General Obligations	399,261,560	-	399,261,560	-
Health Care	89,255,189	-	89,255,189	-
Housing	95,513,089	-	95,513,089	-
Industrial Development	233,783,004	-	233,783,004	-
Resource Recovery	196,542,994	-	196,542,994	-
Special Tax	40,681,158	-	40,681,158	-
Synthetics	293,642,166	-	293,642,166	-
Transportation	177,097,064	-	177,097,064	-
Water & Sewer	5,530,223	-	5,530,223	-

Money Market Funds	24,978,461	24,978,461	-	-
Total Investments in Securities:	1,737,480,349	24,978,461	1,712,501,888	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,710,588,242)	$1,712,501,888
Fidelity Central Funds (cost $24,978,461)	24,978,461

Total Investment in Securities (cost $1,735,566,703)		$1,737,480,349
Cash		999
Receivable for fund shares sold		6,071,258
Interest receivable		13,932,800
Distributions receivable from Fidelity Central Funds		44,255
Receivable from investment adviser for expense reductions		77,992
Other receivables		272
Total assets		1,757,607,925
Liabilities
Payable for investments purchased
Regular delivery	$3,870,000
Delayed delivery	29,082,818
Payable for fund shares redeemed	1,232,019
Distributions payable	1,766,327
Accrued management fee	286,646
Distribution and service plan fees payable	1,531
Other affiliated payables	133,115
Total liabilities		36,372,456
Net Assets		$1,721,235,469
Net Assets consist of:
Paid in capital		$1,718,948,282
Total accumulated earnings (loss)		2,287,187
Net Assets		$1,721,235,469

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,428,865 ÷ 1,235,209 shares)(a)		$10.06
Maximum offering price per share (100/98.50 of $10.06)		$10.21
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,389,634,856 ÷ 138,108,819 shares)		$10.06
Class I :
Net Asset Value, offering price and redemption price per share ($21,085,065 ÷ 2,095,437 shares)		$10.06
Class Z :
Net Asset Value, offering price and redemption price per share ($298,086,683 ÷ 29,625,512 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$25,020,261
Income from Fidelity Central Funds		477,409
Total income		25,497,670
Expenses
Management fee	$1,741,183
Transfer agent fees	801,853
Distribution and service plan fees	11,219
Independent trustees' fees and expenses	1,755
Total expenses before reductions	2,556,010
Expense reductions	(465,058)
Total expenses after reductions		2,090,952
Net Investment income (loss)		23,406,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	570,423
Total net realized gain (loss)		570,423
Change in net unrealized appreciation (depreciation) on investment securities		(908,425)
Net gain (loss)		(338,002)
Net increase (decrease) in net assets resulting from operations		$23,068,716
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,406,718	$49,421,744
Net realized gain (loss)	570,423	688,907
Change in net unrealized appreciation (depreciation)	(908,425)	2,653,441
Net increase (decrease) in net assets resulting from operations	23,068,716	52,764,092
Distributions to shareholders	(23,322,542)	(49,402,664)

Share transactions - net increase (decrease)	(128,565,600)	300,792,331
Total increase (decrease) in net assets	(128,819,426)	304,153,759

Net Assets
Beginning of period	1,850,054,895	1,545,901,136
End of period	$1,721,235,469	$1,850,054,895

Financial Highlights
Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.125	.271	.300	.187
Net realized and unrealized gain (loss)	(.010)	.036	.008	.060
Total from investment operations	.115	.307	.308	.247
Distributions from net investment income	(.125)	(.276)	(.307)	(.177)
Distributions from net realized gain	-	(.001)	(.001)	-
Total distributions	(.125)	(.277)	(.308)	(.177)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04
Total Return D,E,F	1.15%	3.10%	3.11%	2.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.53% I	.48%	.45%	.42% I
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.42% I
Expenses net of all reductions, if any	.45% I	.45%	.45%	.42% I
Net investment income (loss)	2.50% I	2.76%	3.00%	3.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,429	$15,799	$2,609	$420
Portfolio turnover rate J	85 % I	67%	73% K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Conservative Income Municipal Bond Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$9.97	$10.04	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.135	.297	.324	.293	.096	.025
Net realized and unrealized gain (loss)	(.010)	.030	.003	.066	(.069)	(.020)
Total from investment operations	.125	.327	.327	.359	.027	.005
Distributions from net investment income	(.135)	(.296)	(.326)	(.289)	(.097)	(.025)
Distributions from net realized gain	-	(.001)	(.001)	-	-	-
Total distributions	(.135)	(.297)	(.327)	(.289)	(.097)	(.025)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04	$9.97	$10.04
Total Return C,D	1.25%	3.30%	3.30%	3.66%	.27%	.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.31%	.35%	.35%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.70% G	2.96%	3.20%	2.93%	.96%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,389,635	$1,382,106	$1,260,828	$2,541,356	$2,339,827	$2,580,577
Portfolio turnover rate H	85 % G	67%	73% I	76%	56%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.135	.296	.317	.196
Net realized and unrealized gain (loss)	(.010)	.031	.010	.062
Total from investment operations	.125	.327	.327	.258
Distributions from net investment income	(.135)	(.296)	(.326)	(.188)
Distributions from net realized gain	-	(.001)	(.001)	-
Total distributions	(.135)	(.297)	(.327)	(.188)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04
Total Return D,E	1.25%	3.30%	3.30%	2.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.38%	.35%	.29% H
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25% H
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25% H
Net investment income (loss)	2.70% H	2.96%	3.20%	3.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,085	$22,255	$12,205	$1,373
Portfolio turnover rate I	85 % H	67%	73% J	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.138	.301	.324	.202
Net realized and unrealized gain (loss)	(.011)	.031	.008	.059
Total from investment operations	.127	.332	.332	.261
Distributions from net investment income	(.137)	(.301)	(.331)	(.191)
Distributions from net realized gain	-	(.001)	(.001)	-
Total distributions	(.137)	(.302)	(.332)	(.191)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04
Total Return D,E	1.27%	3.36%	3.36%	2.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25%	.25%	.25% H
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.20% H
Expenses net of all reductions, if any	.20% H	.20%	.20%	.20% H
Net investment income (loss)	2.75% H	3.01%	3.25%	3.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$298,087	$429,894	$270,260	$42,451
Portfolio turnover rate I	85 % H	67%	73% J	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,064,933
Gross unrealized depreciation	(824,428)
Net unrealized appreciation (depreciation)	$2,240,505
Tax cost	$1,735,239,844

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(557,274)
Long-term	-
Total capital loss carryforward	$(557,274)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	413,562,392	400,677,282
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	11,219	8,453

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	20

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	12,922.17
Fidelity Conservative Income Municipal Bond Fund	686,569.10
Class I	19,590.18
Class Z	82,772.05
	801,853

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	50,395,152	6,700,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	5,768
Fidelity Conservative Income Municipal Bond Fund	.25%	358,062
Class I	.25%	14,365
Class Z	.20%	85,702
		463,897

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,161.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Class A	184,176	103,605
Fidelity Conservative Income Municipal Bond Fund	18,378,755	39,091,304
Class I	292,911	494,479
Class Z	4,466,700	9,713,276
Total	$23,322,542	$49,402,664
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Conservative Income Municipal Bond Fund
Class A
Shares sold	207,999	1,469,573	$2,094,340	$14,796,542
Reinvestment of distributions	18,291	10,280	184,168	103,449
Shares redeemed	(560,626)	(170,072)	(5,640,008)	(1,708,969)
Net increase (decrease)	(334,336)	1,309,781	$(3,361,500)	$13,191,022
Fidelity Conservative Income Municipal Bond Fund
Shares sold	30,073,265	68,571,540	$302,717,489	$689,526,971
Reinvestment of distributions	1,103,018	2,328,846	11,104,860	23,430,331
Shares redeemed	(30,374,468)	(59,136,753)	(305,853,964)	(594,726,498)
Net increase (decrease)	801,815	11,763,633	$7,968,385	$118,230,804
Class I
Shares sold	582,747	1,531,735	$5,868,989	$15,403,719
Reinvestment of distributions	28,581	48,735	287,751	490,357
Shares redeemed	(726,775)	(584,839)	(7,319,161)	(5,881,781)
Net increase (decrease)	(115,447)	995,631	$(1,162,421)	$10,012,295
Class Z
Shares sold	5,298,466	27,722,740	$53,352,425	$279,303,363
Reinvestment of distributions	87,642	318,740	882,343	3,206,579
Shares redeemed	(18,469,078)	(12,243,377)	(186,244,832)	(123,151,732)
Net increase (decrease)	(13,082,970)	15,798,103	$(132,010,064)	$159,358,210
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967795.112
CMB-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026